UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Blended Research Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 2.5%
Lockheed Martin Corp.	101,310	$10,060,079
Northrop Grumman Corp.	153,600	11,951,616

		$22,011,695

Apparel Manufacturers - 1.1%
Coach, Inc. (a)	329,550	$9,935,933

Biotechnology - 1.4%
Amgen, Inc. (a)	207,030	$8,649,713
Genentech, Inc. (a)	38,040	3,088,087

		$11,737,800

Broadcasting - 1.4%
Walt Disney Co.	399,860	$12,547,607

Brokerage & Asset Managers - 3.2%
Goldman Sachs Group, Inc.	66,990	$11,079,476
Invesco Ltd.	57,330	1,396,559
Lehman Brothers Holdings, Inc.	216,720	8,157,341
Morgan Stanley	149,530	6,833,521

		$27,466,897

Business Services - 2.0%
Cognizant Technology Solutions
Corp., “A” (a)	141,430	$4,077,427
Visa, Inc., “A” (a)	55,480	3,459,733
Western Union Co.	452,290	9,620,208

		$17,157,368

Cable TV - 1.0%
Time Warner Cable, Inc. (a)	355,630	$8,883,637

Chemicals - 1.8%
3M Co.	125,270	$9,915,121
Terra Nitrogen Co. LP (l)	51,370	5,730,324

		$15,645,445

Computer Software - 3.6%
Microsoft Corp.	290,210	$8,236,160
Oracle Corp. (a)	784,500	15,344,820
VeriSign, Inc. (a)	220,280	7,322,107

		$30,903,087

Computer Software - Systems - 6.2%
Apple Computer, Inc. (a)	33,880	$4,861,780
EMC Corp. (a)	651,160	9,337,634
Hewlett-Packard Co.	407,560	18,609,190
International Business Machines Corp.	184,960	21,296,294

		$54,104,898

Construction - 1.1%
NVR, Inc. (a)	16,050	$9,589,875

Consumer Goods & Services - 2.3%
Colgate-Palmolive Co.	33,430	$2,604,531
Procter & Gamble Co.	252,000	17,657,640

		$20,262,171

Electrical Equipment - 4.2%
Anixter International, Inc. (a)(l)	112,850	$7,226,914
General Electric Co.	456,460	16,893,585
Tyco International Ltd. (a)	110,600	4,871,930
WESCO International, Inc. (a)	213,790	7,801,197

		$36,793,626

Electronics - 2.9%
First Solar, Inc. (a)	13,570	$3,136,570
Intel Corp.	817,610	17,316,980
National Semiconductor Corp. (l)	236,630	4,335,062

		$24,788,612

Energy - Independent - 2.4%
Apache Corp.	48,220	$5,825,940
Devon Energy Corp.	114,040	11,897,793
Valero Energy Corp.	63,240	3,105,716

		$20,829,449

Energy - Integrated - 6.8%
Chevron Corp.	56,460	$4,819,426
Exxon Mobil Corp.	450,530	38,105,827
Hess Corp.	69,430	6,122,337
Marathon Oil Corp.	222,650	10,152,840

		$59,200,430

Food & Beverages - 3.8%
Coca-Cola Co.	57,840	$3,520,721
General Mills, Inc.	189,280	11,334,086
PepsiCo, Inc.	246,160	17,772,752

		$32,627,559

Food & Drug Stores - 1.5%
CVS Caremark Corp.	326,230	$13,215,577

Gaming & Lodging - 1.4%
International Game Technology	178,330	$7,170,649
Royal Caribbean Cruises Ltd. (l)	152,080	5,003,432

		$12,174,081

General Merchandise - 1.8%
Wal-Mart Stores, Inc.	298,370	$15,718,132

Health Maintenance Organizations - 1.5%
Humana, Inc. (a)	155,610	$6,980,665
UnitedHealth Group, Inc.	171,770	5,902,017

		$12,882,682

Insurance - 5.1%
Allstate Corp.	87,250	$4,193,235
American International Group, Inc.	43,377	1,876,055
AXIS Capital Holdings Ltd.	28,900	982,022
Genworth Financial, Inc., “A”	40,690	921,222
Hartford Financial Services Group, Inc.	145,820	11,048,781
MetLife, Inc.	59,960	3,613,190
Prudential Financial, Inc.	134,970	10,561,403
Travelers Cos., Inc.	237,770	11,377,295

		$44,573,203

Internet - 1.0%
Google, Inc., “A” (a)	19,940	$8,782,972

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 2.0%
Eaton Corp.	108,590	$8,651,365
Timken Co.	299,710	8,907,381

		$17,558,746

Major Banks - 6.6%
Bank of America Corp.	483,370	$18,324,557
Bank of New York Mellon Corp.	304,018	12,686,671
JPMorgan Chase & Co.	449,960	19,325,782
State Street Corp.	89,620	7,079,980

		$57,416,990

Medical Equipment - 1.6%
Baxter International, Inc.	41,230	$2,383,919
Cooper Cos., Inc. (l)	191,960	6,609,183
Medtronic, Inc.	95,090	4,599,503

		$13,592,605

Metals & Mining - 1.8%
Allegheny Technologies, Inc.	18,120	$1,293,043
Freeport-McMoRan Copper & Gold, Inc.	66,280	6,377,462
United States Steel Corp.	63,560	8,063,857

		$15,734,362

Natural Gas - Pipeline - 2.0%
El Paso Corp.	285,120	$4,744,397
Williams Cos., Inc.	371,540	12,253,389

		$16,997,786

Network & Telecom - 0.9%
Cisco Systems, Inc. (a)	333,240	$8,027,752

Oil Services - 2.1%
Halliburton Co.	346,340	$13,621,552
Tidewater, Inc. (l)	66,160	3,646,078
Transocean, Inc. (a)	9,440	1,276,288

		$18,543,918

Other Banks & Diversified Financials - 0.3%
AmeriCredit Corp. (a)(l)	271,110	$2,730,078

Personal Computers & Peripherals - 0.5%
Western Digital Corp. (a)	169,820	$4,591,933

Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	470,780	$10,027,614
Endo Pharmaceuticals Holdings, Inc. (a)	307,670	7,365,620
Johnson & Johnson	363,230	23,562,730
Merck & Co., Inc.	364,390	13,828,601
Pfizer, Inc.	115,850	2,424,741
Wyeth	148,200	6,188,832

		$63,398,138

Pollution Control - 0.2%
Allied Waste Industries, Inc. (a)	195,970	$2,118,436

Railroad & Shipping - 1.4%
Frontline Ltd.	88,550	$4,075,071
Union Pacific Corp.	68,020	8,528,348

		$12,603,419

Restaurants - 1.0%
Darden Restaurants, Inc.	267,220	$8,698,011

Specialty Chemicals - 1.3%
Praxair, Inc.	130,770	$11,014,757

Specialty Stores - 1.0%
GameStop Corp., “A” (a)	86,390	$4,467,227
Lowe’s Cos., Inc.	64,310	1,475,271
RadioShack Corp.	156,600	2,544,750

		$8,487,248

Telephone Services - 3.4%
AT&T, Inc.	281,240	$10,771,492
Embarq Corp.	154,070	6,178,207
Qwest Communications International, Inc. (l)	827,010	3,746,355
Verizon Communications, Inc.	253,540	9,241,533

		$29,937,587

Tobacco - 2.1%
Altria Group, Inc.	250,540	$5,561,988
Philip Morris International, Inc. (a)	250,540	12,672,313

		$18,234,301

Utilities - Electric Power - 3.0%
Constellation Energy Group, Inc.	75,770	$6,688,218
FirstEnergy Corp.	44,880	3,079,666
Mirant Corp. (a)	196,000	7,132,440
NRG Energy, Inc. (a)	227,130	8,855,799

		$25,756,123

Total Common Stocks		$857,274,926

SHORT-TERM OBLIGATIONS - 1.5%
American Express Credit Corp.,
2.8%, due 4/01/08 (y)	$12,927,000	$12,927,000

COLLATERAL FOR SECURITIES LOANED - 4.2%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	36,571,348	$36,571,348

Total Investments		$906,773,274

OTHER ASSETS, LESS LIABILITIES - (4.2)%		(36,914,313)

NET ASSETS - 100.0%		$869,858,961

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$857,274,926	$49,498,348	—	$906,773,274
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$934,802,429

Gross unrealized appreciation	$56,016,892
Gross unrealized depreciation	(84,046,047)

Net unrealized appreciation (depreciation)	$(28,029,155)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Blended Research Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 2.4%
Boeing Co.	886	$65,892
Lockheed Martin Corp.	400	39,720

		$105,612

Airlines - 0.5%
Southwest Airlines Co.	1,796	$22,270

Apparel Manufacturers - 1.9%
Coach, Inc. (a)	1,034	$31,175
NIKE, Inc., “B”	774	52,632

		$83,807

Automotive - 0.8%
Goodyear Tire & Rubber Co. (a)	1,372	$35,398

Biotechnology - 3.4%
Amgen, Inc. (a)	1,360	$56,821
Biogen Idec, Inc. (a)	481	29,673
Gilead Sciences, Inc. (a)	463	23,858
Invitrogen Corp. (a)	482	41,197

		$151,549

Broadcasting - 1.2%
Omnicom Group, Inc.	613	$27,082
Walt Disney Co.	848	26,610

		$53,692

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	338	$30,670
Charles Schwab Corp.	1,924	36,229
CME Group, Inc.	35	16,419
TD AMERITRADE Holding Corp. (a)	1,363	22,503

		$105,821

Business Services - 2.0%
Global Payments, Inc.	977	$40,409
Western Union Co.	2,221	47,241

		$87,650

Cable TV - 0.5%
Dish Network Corp., “A” (a)	736	$21,145

Chemicals - 2.0%
3M Co.	583	$46,144
Monsanto Co.	392	43,708

		$89,852

Computer Software - 7.4%
McAfee, Inc. (a)	672	$22,236
Microsoft Corp.	5,581	158,389
Oracle Corp. (a)	4,125	80,685
Salesforce.com, Inc. (a)	463	26,794
VeriSign, Inc. (a)	1,272	42,281

		$330,385

Computer Software - Systems - 7.6%
Apple Computer, Inc. (a)	639	$91,697
EMC Corp. (a)	2,219	31,820
Hewlett-Packard Co.	1,874	85,567
International Business Machines Corp.	930	107,080
Network Appliance, Inc. (a)	1,056	21,173

		$337,337

Consumer Goods & Services - 2.4%
Apollo Group, Inc., “A” (a)	550	$23,760
Procter & Gamble Co.	1,191	83,453

		$107,213

Electrical Equipment - 1.8%
Rockwell Automation, Inc.	817	$46,912
WESCO International, Inc. (a)	935	34,118

		$81,030

Electronics - 4.1%
First Solar, Inc. (a)	64	$14,793
Intel Corp.	6,672	141,313
MEMC Electronic Materials, Inc. (a)	396	28,076

		$184,182

Energy - Independent - 1.3%
CONSOL Energy, Inc.	500	$34,595
Valero Energy Corp.	500	24,555

		$59,150

Energy - Integrated - 2.3%
Exxon Mobil Corp.	1,191	$100,735

Engineering - Construction - 0.7%
Shaw Group, Inc. (a)	685	$32,291

Food & Beverages - 4.3%
Coca-Cola Co.	986	$60,018
General Mills, Inc.	400	23,952
PepsiCo, Inc.	1,176	84,907
SYSCO Corp.	850	24,667

		$193,544

Food & Drug Stores - 1.6%
CVS Caremark Corp.	1,000	$40,510
Walgreen Co.	800	30,472

		$70,982

Gaming & Lodging - 1.8%
International Game Technology	793	$31,887
MGM Mirage (a)	822	48,309

		$80,196

General Merchandise - 2.3%
Wal-Mart Stores, Inc.	1,936	$101,988

Health Maintenance Organizations - 1.5%
Aetna, Inc.	901	$37,923
Coventry Health Care, Inc. (a)	703	28,366

		$66,289

Internet - 3.2%
eBay, Inc. (a)	638	$19,038
Google, Inc., “A” (a)	278	122,451

		$141,489

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 0.4%
Scientific Games Corp. (a)	808	$17,057

Machinery & Tools - 2.6%
Caterpillar, Inc.	666	$52,141
Eaton Corp.	403	32,107
Kennametal, Inc.	1,096	32,255

		$116,503

Major Banks - 1.2%
State Street Corp.	674	$53,246

Medical & Health Technology & Services - 1.4%
AmerisourceBergen Corp.	942	$38,603
McKesson Corp.	429	22,467

		$61,070

Medical Equipment - 3.7%
Advanced Medical Optics, Inc. (a)	2,001	$40,620
C.R. Bard, Inc.	276	26,606
Medtronic, Inc.	982	47,499
Zimmer Holdings, Inc. (a)	652	50,765

		$165,490

Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	499	$48,014

Natural Gas - Distribution - 0.9%
Questar Corp.	726	$41,063

Natural Gas - Pipeline - 1.0%
Williams Cos., Inc.	1,387	$45,743

Network & Telecom - 5.0%
Cisco Systems, Inc. (a)	4,411	$106,261
Corning, Inc.	1,949	46,854
Garmin Ltd.	497	26,843
Juniper Networks, Inc. (a)	694	17,350
QLogic Corp. (a)	1,725	26,479

		$223,787

Oil Services - 4.1%
Halliburton Co.	1,412	$55,534
National Oilwell Varco, Inc. (a)	729	42,559
Noble Corp.	544	27,020
Schlumberger Ltd.	218	18,966
Transocean, Inc. (a)	297	40,154

		$184,233

Other Banks & Diversified Financials - 1.6%
American Express Co.	659	$28,811
Northern Trust Corp.	611	40,613

		$69,424

Pharmaceuticals - 5.4%
Abbott Laboratories	1,040	$57,356
Allergan, Inc.	770	43,420
Bristol-Myers Squibb Co.	2,477	52,760
Merck & Co., Inc.	1,409	53,472
Schering-Plough Corp.	2,206	31,788

		$238,796

Railroad & Shipping - 0.9%
Union Pacific Corp.	317	$39,745

Real Estate - 0.5%
Jones Lang LaSalle, Inc.	308	$23,821

Restaurants - 2.0%
Darden Restaurants, Inc.	1,471	$47,881
YUM! Brands, Inc.	1,097	40,819

		$88,700

Specialty Chemicals - 1.0%
Praxair, Inc.	522	$43,968

Specialty Stores - 2.5%
Advance Auto Parts, Inc.	1,375	$46,819
Staples, Inc.	1,276	28,212
TJX Cos., Inc.	1,068	35,319

		$110,350

Telephone Services - 0.4%
Embarq Corp.	500	$20,050

Tobacco - 2.0%
Altria Group, Inc.	1,250	$27,750
Philip Morris International, Inc. (a)	1,250	63,225

		$90,975

Trucking - 0.8%
United Parcel Service, Inc., “B”	460	$33,589

Utilities - Electric Power - 1.6%
NRG Energy, Inc. (a)	723	$28,190
PPL Corp.	983	45,139

		$73,329

Total Common Stocks		$4,432,560

SHORT-TERM OBLIGATIONS - 0.1%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08 (y)	$5,000	$5,000

Total Investments		$4,437,560

OTHER ASSETS, LESS LIABILITIES - 0.4%		17,000

NET ASSETS - 100.0%		$4,454,560

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Blended Research Growth Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels.

Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market- based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,432,560	$5,000	$—	$4,437,560
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,909,283

Gross unrealized appreciation	$65,282
Gross unrealized depreciation	(537,005)

Net unrealized appreciation (depreciation)	$(471,723)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Blended Research Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.1%
Aerospace - 0.6%
Boeing Co.	210	$15,614
Raytheon Co.	160	10,338

		$25,952

Airlines - 0.4%
Southwest Airlines Co.	1,320	$16,368

Apparel Manufacturers - 0.7%
Coach, Inc. (a)	1,020	$30,753

Automotive - 0.8%
Goodyear Tire & Rubber Co. (a)	1,320	$34,056

Biotechnology - 1.1%
Amgen, Inc. (a)	1,220	$50,972

Broadcasting - 0.8%
Walt Disney Co.	1,160	$36,401

Brokerage & Asset Managers - 2.0%
Lehman Brothers Holdings, Inc.	950	$35,758
Morgan Stanley	950	43,415
TD AMERITRADE Holding Corp. (a)	700	11,557

		$90,730

Business Services - 1.0%
Western Union Co.	2,160	$45,943

Cable TV - 1.8%
Comcast Corp., “A”	670	$12,958
Dish Network Corp., “A” (a)	590	16,951
Time Warner Cable, Inc. (a)	1,960	48,961

		$78,870

Chemicals - 1.7%
3M Co.	340	$26,911
PPG Industries, Inc.	840	50,828

		$77,739

Computer Software - 0.5%
Oracle Corp. (a)	1,190	$23,276

Computer Software - Systems - 1.7%
International Business Machines Corp.	670	$77,144

Construction - 1.0%
NVR, Inc. (a)	40	$23,900
Sherwin-Williams Co.	410	20,926

		$44,826

Consumer Goods & Services - 2.3%
Procter & Gamble Co.	1,510	$105,806

Electrical Equipment - 5.9%
General Electric Co.	5,130	$189,861
Tyco International Ltd. (a)	870	38,324
WESCO International, Inc. (a)	1,090	39,774

		$267,959

Electronics - 0.1%
Agilent Technologies, Inc. (a)	130	$3,878

Energy - Independent - 1.5%
Apache Corp.	570	$68,867

Energy - Integrated - 13.2%
Chevron Corp.	1,280	$109,261
ConocoPhillips	560	42,678
Exxon Mobil Corp.	3,720	314,638
Hess Corp.	690	60,844
Marathon Oil Corp.	1,480	67,488

		$594,909

Food & Beverages - 2.9%
Coca-Cola Co.	1,180	$71,827
General Mills, Inc.	960	57,485

		$129,312

Gaming & Lodging - 0.9%
Royal Caribbean Cruises Ltd.	1,290	$42,441

General Merchandise - 0.8%
Macy’s, Inc.	1,550	$35,743

Health Maintenance Organizations - 0.9%
Aetna, Inc.	930	$39,144

Insurance - 8.2%
Allied World Assurance Co. Holdings Ltd.	1,150	$45,655
American International Group, Inc.	1,910	82,608
Aon Corp.	430	17,286
AXIS Capital Holdings Ltd.	300	10,194
Chubb Corp.	440	21,771
Genworth Financial, Inc., “A”	2,350	53,204
MetLife, Inc.	200	12,052
Prudential Financial, Inc.	780	61,035
Travelers Cos., Inc.	1,400	66,990

		$370,795

Machinery & Tools - 3.0%
Eaton Corp.	650	$51,786
Timken Co.	1,630	48,444
United Rentals, Inc. (a)	1,750	32,970

		$133,200

Major Banks - 11.4%
Bank of America Corp.	4,320	$163,771
Bank of New York Mellon Corp.	320	13,354
JPMorgan Chase & Co.	3,520	151,184
PNC Financial Services Group, Inc.	1,000	65,570
Regions Financial Corp.	1,520	30,020
State Street Corp.	690	54,510
SunTrust Banks, Inc.	200	11,028
Wells Fargo & Co.	880	25,608

		$515,045

Medical & Health Technology & Services - 0.8%
AmerisourceBergen Corp.	910	$37,292

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 0.5%
Cooper Cos., Inc.	270	$9,296
Zimmer Holdings, Inc. (a)	150	11,679

		$20,975

Metals & Mining - 1.7%
Allegheny Technologies, Inc.	190	$13,558
Freeport-McMoRan Copper & Gold, Inc.	440	42,337
United States Steel Corp.	170	21,568

		$77,463

Natural Gas - Distribution - 0.6%
Energen Corp.	400	$24,920

Natural Gas - Pipeline - 1.1%
Williams Cos., Inc.	1,480	$48,810

Network & Telecom - 0.9%
Cisco Systems, Inc. (a)	1,750	$42,158

Oil Services - 0.5%
National Oilwell Varco, Inc. (a)	410	$23,936

Other Banks & Diversified Financials - 2.5%
American Express Co.	490	$21,423
Capital One Financial Corp.	350	17,227
Citigroup, Inc.	3,500	74,970

		$113,620

Personal Computers & Peripherals - 0.2%
Seagate Technology LLC	480	$10,051

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	2,080	$44,304
Johnson & Johnson	560	36,327
Pfizer, Inc.	4,680	97,952
Schering-Plough Corp.	1,820	26,226

		$204,809

Pollution Control - 0.8%
Allied Waste Industries, Inc. (a)	3,410	$36,862

Railroad & Shipping - 0.2%
Union Pacific Corp.	80	$10,030

Real Estate - 2.0%
Equity Residential, REIT	1,620	$67,214
Mack-Cali Realty Corp., REIT	700	24,997

		$92,211

Restaurants - 1.2%
Darden Restaurants, Inc.	1,710	$55,661

Specialty Stores - 1.4%
Advance Auto Parts, Inc.	1,300	$44,265
TJX Cos., Inc.	620	20,503

		$64,768

Telecommunications - Wireless - 0.1%
Sprint Nextel Corp.	690	$4,616

Telephone Services - 5.4%
AT&T, Inc.	3,970	$152,051
Embarq Corp.	1,140	45,714
Qwest Communications International, Inc.	2,970	13,454
Verizon Communications, Inc.	920	33,534

		$244,753

Tobacco - 2.0%
Altria Group, Inc.	1,250	$27,750
Philip Morris International, Inc. (a)	1,250	63,225

		$90,975

Utilities - Electric Power - 6.5%
American Electric Power Co., Inc.	1,340	$55,784
Dominion Resources, Inc.	1,450	59,218
Edison International	530	25,981
NRG Energy, Inc. (a)	1,140	44,449
PG&E Corp.	1,330	48,971
Public Service Enterprise Group, Inc.	1,470	59,079

		$293,482

Total Common Stocks		$4,437,521

SHORT-TERM OBLIGATIONS - 2.3%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08 (y)	$106,000	$106,000

Total Investments		$4,543,521

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(17,644)

NET ASSETS - 100.0%		$4,525,877

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT        Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Blended Research Value Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels.

Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market- based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,437,521	$106,000	—	$4,543,521
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,948,940

Gross unrealized appreciation	$46,152
Gross unrealized depreciation	(451,571)

Net unrealized appreciation (depreciation)	$(405,419)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Bond Portfolio

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 99.6%
Aerospace - 0.5%
Bombardier, Inc., 6.3%, 2014 (n)	$925,000	$878,750

Asset Backed & Securitized - 8.9%
ARCap REIT, Inc., CDO, “G”, 6.099%, 2045 (n)	$350,000	$150,500
Asset Securitization Corp., FRN, 8.039%, 2029	577,285	618,064
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040 (z)	470,000	338,400
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	675,726	673,192
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.555%, 2049	472,000	276,885
Commercial Mortgage Acceptance Corp., FRN, 1.101%, 2030 (i)	4,182,718	110,824
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	25,353	25,233
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	796,231
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	599,139
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	277,006
Falcon Franchise Loan LLC, FRN, 3.981%, 2025 (i)(z)	2,370,044	253,050
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	479,582	498,426
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	440,000	402,723
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	800,000	719,449
GMAC Commercial Mortgage Securities, Inc., FRN, 7.918%, 2034 (n)	825,000	811,356
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	589,156	581,207
Greenwich Capital Commercial Funding Corp., FRN, 6.11%, 2038	350,000	330,752
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	820,000	736,339
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.507%, 2042 (n)	765,072	535,104
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043	1,168,381	1,032,924
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	681,261	638,097
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	880,000	869,985
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.515%, 2021 (n)	505,395	321,937
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.186%, 2030 (i)	2,073,917	75,775
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	234,000	156,119
Morgan Stanley Capital I, Inc., 5.72%, 2032	258,592	259,981
Morgan Stanley Capital I, Inc., FRN, 0.716%, 2030 (i)(n)	16,414,069	132,311
Mortgage Capital Funding, Inc., FRN, 0.724%, 2031 (i)	3,728,774	5,850
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	119,952	119,705
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	800,000	781,306
Prudential Securities Secured Financing Corp., FRN, 7.385%, 2013 (z)	567,000	470,617
Spirit Master Funding LLC, 5.05%, 2023 (z)	439,768	412,806
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	551,473	540,273
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	154,000	100,704
Wachovia Bank Commercial Mortgage Trust, FRN, 6.16%, 2045	680,000	644,466

		$15,296,736

Automotive - 0.9%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$472,110
Johnson Controls, Inc., 5.5%, 2016	1,050,000	1,070,076

		$1,542,186

Broadcasting - 1.7%
CBS Corp., 6.625%, 2011	$933,000	$951,696
Clear Channel Communications, Inc., 7.65%, 2010	671,000	708,713
Clear Channel Communications, Inc., 6.25%, 2011	480,000	423,600
News America, Inc., 8.5%, 2025	770,000	892,947

		$2,976,956

Brokerage & Asset Managers - 3.2%
Bear Stearns Cos., Inc., 5.85%, 2010	$1,050,000	$998,302
Goldman Sachs Group, Inc., 5.625%, 2017	1,059,000	1,015,925
INVESCO PLC, 4.5%, 2009	1,097,000	1,099,664
Lehman Brothers Holdings, Inc., 6.2%, 2014	260,000	256,444
Lehman Brothers Holdings, Inc., 6.5%, 2017	480,000	455,830
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	331,174
Morgan Stanley, 5.75%, 2016	906,000	876,102

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
Morgan Stanley Group, Inc., 6.625%, 2018	$490,000	$490,172

		$5,523,613

Building - 0.2%
American Standard Cos., Inc., 7.625%, 2010	$302,000	$323,521

Cable TV - 1.2%
Comcast Corp., 5.875%, 2018	$237,000	$230,847
Cox Communications, Inc., 4.625%, 2013	994,000	954,726
TCI Communications, Inc., 9.8%, 2012	439,000	500,716
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	299,299

		$1,985,588

Chemicals - 0.3%
PPG Industries, Inc., 5.75%, 2013	$514,000	$530,255

Computer Software - 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,070,000	$1,056,625

Conglomerates - 0.3%
Kennametal, Inc., 7.2%, 2012	$526,000	$576,171

Construction - 1.1%
D.R. Horton, Inc., 7.875%, 2011	$764,000	$740,125
D.R. Horton, Inc., 5.625%, 2014	269,000	228,650
Pulte Homes, Inc., 4.875%, 2009	951,000	898,695

		$1,867,470

Consumer Goods & Services - 1.7%
Clorox Co., 5%, 2013	$700,000	$702,390
Fortune Brands, Inc., 5.125%, 2011	940,000	941,088
Service Corp. International, 7.375%, 2014	300,000	300,375
Western Union Co., 5.4%, 2011	1,023,000	1,047,908

		$2,991,761

Defense Electronics - 1.4%
L-3 Communications Corp., 6.375%, 2015	$1,115,000	$1,089,913
Litton Industries, Inc., 8%, 2009	1,300,000	1,398,355

		$2,488,268

Electronics - 0.4%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$360,000	$377,357
Tyco Electronics Ltd., 7.125%, 2037 (n)	260,000	271,275

		$648,632

Emerging Market Quasi-Sovereign - 0.1%
OAO Gazprom, 9.625%, 2013	$80,000	$89,700

Emerging Market Sovereign - 0.2%
Republic of Argentina, FRN, 5.475%, 2012	$467,500	$395,793

Energy - Independent - 0.9%
Ocean Energy, Inc., 7.25%, 2011	$1,400,000	$1,545,018

Entertainment - 0.7%
Time Warner, Inc., 9.125%, 2013	$916,000	$1,026,581
Time Warner, Inc., 6.5%, 2036	110,000	100,918

		$1,127,499

Financial Institutions - 3.0%
American Express Centurion Bank, 5.55%, 2012	$840,000	$847,607
Capmark Financial Group, Inc., 5.875%, 2012 (n)	481,000	304,750
CIT Group, Inc., 6.1% to 2017, FRN to 2067	150,000	66,827
General Motors Acceptance Corp., 5.85%, 2009	696,000	649,016
General Motors Acceptance Corp., 7.25%, 2011	739,000	581,863
HSBC Finance Corp., 6.75%, 2011	550,000	570,569
HSBC Finance Corp., 5.5%, 2016	602,000	582,359
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	801,744
International Lease Finance Corp., 5.625%, 2013	524,000	513,082
Residential Capital LLC, 6.5%, 2012	510,000	249,900

		$5,167,717

Food & Beverages - 2.5%
Diageo Capital PLC, 5.5%, 2016	$1,070,000	$1,081,557
General Mills, Inc., 5.65%, 2012	610,000	634,425
Miller Brewing Co., 5.5%, 2013 (n)	1,494,000	1,587,852
Tyson Foods, Inc., 6.6%, 2016	950,000	951,150

		$4,254,984

Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2017	$664,000	$674,333

Forest & Paper Products - 0.4%
Stora Enso Oyj, 7.25%, 2036 (n)	$823,000	$650,179

Gaming & Lodging - 2.3%
Host Marriott LP, 6.75%, 2016	$1,110,000	$1,037,850
MGM Mirage, 8.375%, 2011	930,000	932,325
Royal Caribbean Cruises Ltd., 8%, 2010	705,000	716,822
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	575,000	600,417
Wyndham Worldwide Corp., 6%, 2016	670,000	611,916

		$3,899,330

Insurance - 1.6%
American International Group, Inc., 6.25%, 2037	$810,000	$656,185

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - continued
ING Groep N.V., 5.775% to 2015, FRN to 2049	$792,000	$674,763
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,353,293

		$2,684,241

Insurance - Health - 0.2%
UnitedHealth Group, Inc., 6.875%, 2038	$350,000	$334,409

Insurance - Property & Casualty - 1.6%
Ace Ina Holdings, Inc., 5.8%, 2018	$300,000	$299,563
AXIS Capital Holdings Ltd., 5.75%, 2014	605,000	575,392
Chubb Corp., 6.375% to 2017, FRN to 2037	279,000	259,883
Fund American Cos., Inc., 5.875%, 2013	993,000	1,035,105
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	580,000	523,413

		$2,693,356

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014	$1,095,000	$1,073,100

Major Banks - 5.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$640,000	$467,965
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	922,262
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	619,968
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,186,000	966,470
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)	1,637,000	1,658,296
PNC Funding Corp., 5.625%, 2017	710,000	676,470
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	351,067
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	370,000	314,093
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	838,490
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	1,010,444
Wachovia Corp., 6.605%, 2025	1,270,000	1,199,097

		$9,024,622

Medical & Health Technology & Services - 2.9%
Covidien Ltd., 6%, 2017 (n)	$410,000	$422,588
Covidien Ltd., 6.55%, 2037 (n)	520,000	531,461
Fisher Scientific International, Inc., 6.125%, 2015	1,440,000	1,434,145
HCA, Inc., 8.75%, 2010	838,000	838,000
Hospira, Inc., 5.55%, 2012	210,000	217,064
Hospira, Inc., 6.05%, 2017	760,000	753,257
McKesson Corp., 5.7%, 2017	770,000	758,875

		$4,955,390

Metals & Mining - 0.6%
International Steel Group, Inc., 6.5%, 2014	$945,000	$972,947

Mortgage Backed - 12.5%
Fannie Mae, 5.5%, 2017 - 2035	$5,212,088	$5,309,105
Fannie Mae, 6%, 2017 - 2035	1,655,682	1,701,980
Fannie Mae, 4.5%, 2018	1,482,905	1,482,116
Fannie Mae, 7.5%, 2030 - 2031	231,061	249,304
Fannie Mae, 6.5%, 2032	748,070	779,835
Freddie Mac, 6%, 2021 - 2034	646,094	665,823
Freddie Mac, 5%, 2025 - 2035	4,140,694	4,115,866
Freddie Mac, 5.5%, 2035	1,787,874	1,808,788
Freddie Mac, TBA, 5.5%, 2038	1,749,000	1,765,944
Ginnie Mae, 6%, 2036	1,719,000	1,777,291
Ginnie Mae ,TBA, 5.5%, 2038	1,747,000	1,784,943

		$21,440,995

Municipals - 1.8%
Hacienda La Puente, CA, Unified School District Facilities Authority Rev., FSA, 5%, 2027	$660,000	$676,460
Harris County, TX, “C”, 5.25%, 2031	465,000	488,134
Harris County, TX, “C”, 5.25%, 2032	470,000	492,537
Harris County, TX, (Ref-Road), “B”, 4.5%, 2031	380,000	341,065
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, 5.25%, 2032	690,000	717,986
Omaha Public Power District, NE, Electric Rev., “AA”, FGIC, 4.5%, 2030	380,000	347,860

		$3,064,042

Natural Gas - Pipeline - 3.7%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,536,333
CenterPoint Energy, Inc., 5.95%, 2017	450,000	449,040
Enterprise Products Operating, 5.65%, 2013	354,000	353,667
Enterprise Products Partners LP, 6.3%, 2017	540,000	542,646
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	402,875
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	603,929
Spectra Energy Capital LLC, 8%, 2019	942,000	1,064,961
Williams Cos., Inc., 7.125%, 2011	1,349,000	1,433,313

		$6,386,764

Network & Telecom - 4.5%
AT&T, Inc., 5.1%, 2014	$1,361,000	$1,352,113
British Telecommunications PLC, 5.15%, 2013	760,000	748,942
CenturyTel, Inc., 8.375%, 2010	30,000	32,659
Deutsche Telekom International Finance B.V., 8%, 2010	548,000	586,197
Telecom Italia Capital, 6.2%, 2011	930,000	922,607
Telefonica Emisiones S.A.U., 7.045%, 2036	550,000	575,051

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Network & Telecom - continued
Telefonica Europe B.V., 7.75%, 2010	$981,000	$1,052,357
TELUS Corp., 8%, 2011	1,734,000	1,885,879
Verizon New York, Inc., 6.875%, 2012	635,000	667,831

		$7,823,636

Oil Services - 0.5%
Weatherford International Ltd., 5.15%, 2013	$460,000	$460,399
Weatherford International Ltd., 6.35%, 2017	440,000	455,117

		$915,516

Oils - 1.0%
Premcor Refining Group, Inc., 7.5%, 2015	$1,690,000	$1,769,663

Other Banks & Diversified Financials - 4.8%
Alfa Diversified Payment Rights
Finance Co. S.A., FRN, 6.891%, 2011 (n)	$497,250	$474,874
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.8%, 2012 (z)	530,000	489,402
Citigroup, Inc., 5%, 2014	324,000	305,346
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,425,759
Fifth Third Bancorp, 5.45%, 2017	73,000	66,947
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	1,130,000	957,131
Mizuho Financial Group, Inc., 5.79%, 2014 (n)	929,000	974,706
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	700,000	656,793
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	873,392
Russian Standard Finance S.A., 8.625%, 2011 (n)	454,000	413,254
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	457,499
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,143,522

		$8,238,625

Printing & Publishing - 0.6%
Dex Media West LLC, 9.875%, 2013	$659,000	$573,330
Idearc, Inc., 8%, 2016	747,000	483,683

		$1,057,013

Railroad & Shipping - 1.4%
CSX Corp., 6.3%, 2012	$826,000	$854,181
Kansas City Southern de Mexico, 7.375%, 2014 (n)	330,000	304,425
TFM S.A. de C.V., 9.375%, 2012	968,000	999,460
Union Pacific Corp., 5.7%, 2018	250,000	248,553

		$2,406,619

Real Estate - 3.1%
ERP Operating LP, REIT, 5.75%, 2017	$970,000	$883,324
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	929,363
Liberty Property LP, REIT, 5.5%, 2016	660,000	583,406
ProLogis, REIT, 5.75%, 2016	1,113,000	1,021,864
ProLogis, REIT, 5.625%, 2016	160,000	145,493
Simon Property Group, Inc., REIT, 6.35%, 2012	629,000	639,790
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	1,141,520

		$5,344,760

Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$513,564

Retailers - 1.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$480,000	$457,341
Home Depot, Inc., 5.25%, 2013	397,000	388,428
Home Depot, Inc., 5.875%, 2036	584,000	476,759
J.C. Penney Corp., Inc., 8%, 2010	81,000	84,523
Macy’s, Inc., 6.625%, 2011	426,000	426,164
Target Corp., 6.5%, 2037	246,000	237,857

		$2,071,072

Supermarkets - 0.7%
Delhaize America, Inc., 9%, 2031	$360,000	$433,263
Kroger Co., 6.4%, 2017	750,000	791,531

		$1,224,794

Supranational - 0.5%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$517,260
European Investment Bank, 5.125%, 2017	357,000	389,241

		$906,501

Telecommunications - Wireless - 1.3%
Nextel Communications, Inc., 5.95%, 2014	$1,570,000	$1,161,800
Rogers Cable, Inc., 5.5%, 2014	364,000	343,519
Rogers Wireless, Inc., 7.25%, 2012	535,000	572,843
Vodafone Group PLC, 5.625%, 2017	201,000	195,443

		$2,273,605

Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$540,000	$511,238

Tobacco - 1.2%
Reynolds American, Inc., 7.25%, 2012	$881,000	$931,928
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,112,609

		$2,044,537

Transportation - Services - 0.6%
FedEx Corp., 9.65%, 2012	$852,000	$1,019,198

4

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds, 6.25%, 2023	$963,000	$1,185,317
U.S. Treasury Bonds, 5.375%, 2031	374,000	432,554
U.S. Treasury Bonds, 4.375%, 2038	4,030,000	4,077,856
U.S. Treasury Notes, 4.75%, 2014	1,938,000	2,175,556
U.S. Treasury Notes, TIPS, 2%, 2014	1,276,378	1,386,167

		$9,257,450

Utilities - Electric Power - 8.6%
AES Corp., 8.875%, 2011	$1,327,000	$1,390,033
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	1,110,000	1,198,800
Beaver Valley Funding Corp., 9%, 2017	1,002,000	1,114,154
DPL, Inc., 6.875%, 2011	614,000	655,246
EDP Finance B.V., 6%, 2018 (n)	1,010,000	1,031,708
Enel Finance International S.A., 6.8%, 2037 (n)	307,000	309,605
Enersis S.A., 7.375%, 2014	686,000	756,748
Exelon Generation Co. LLC, 6.95%, 2011	1,790,000	1,899,029
Mirant Americas Generation LLC, 8.3%, 2011	700,000	714,000
NiSource Finance Corp., 7.875%, 2010	1,173,000	1,275,106
NorthWestern Corp., 5.875%, 2014	680,000	685,304
NRG Energy, Inc., 7.375%, 2016	1,005,000	984,900
PSEG Power LLC, 5.5%, 2015	284,000	281,704
Reliant Energy, Inc., 7.625%, 2014	1,030,000	1,022,275
System Energy Resources, Inc., 5.129%, 2014 (n)	588,482	587,970
Waterford 3 Funding Corp., 8.09%, 2017	814,298	820,625

		$14,727,207

Total Bonds		$171,225,949

SHORT-TERM OBLIGATIONS - 0.9%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$1,646,000	$1,646,000

Total Investments		$172,871,949

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(890,738)

NET ASSETS - 100.0%		$171,981,211

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,298,507, representing 13.6% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.8%, 2012	3/23/07	$530,000	$489,402
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040	3/01/06	470,000	338,400
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	676,972	673,192
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	599,139
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	401,649	277,006
Falcon Franchise Loan LLC, FRN, 3.981%, 2025	1/29/03	308,928	253,050
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	732,583	719,449
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	800,000	781,306
Prudential Securities Secured Financing Corp., FRN, 7.385%, 2013	12/06/04	629,481	470,617
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	434,099	412,806

Total Restricted Securities			$5,014,367
% of Net Assets			2.9%

5

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Bond Portfolio

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Insurers
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Variable Insurance Trust II - Bond Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$172,871,949	$—	$172,871,949
Other Financial Instruments	—	(233,952)	—	(233,952)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$179,844,623

Gross unrealized appreciation	$2,062,074
Gross unrealized depreciation	(9,034,748)

Net unrealized appreciation (depreciation)	$(6,972,674)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/08

Swap Agreements at 3/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	500,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(95,104)
12/20/12	USD	390,000	Goldman Sachs International	(2)	1.55% (fixed rate)	18,433
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(3)	(182,015)
12/20/12	USD	190,000	Morgan Stanley Capital Services, Inc.	(4)	1.6% (fixed rate)	14,990
12/20/12	USD	390,000	Goldman Sachs International	(5)	1.3% (fixed rate)	9,744
6/20/13	USD	380,000	Morgan Stanley Capital Services, Inc.	(6)	1.07% (fixed rate)	—

						$(233,952)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 6/15/17.

(3)	Fund to pay notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.

(4)	Fund to receive notional amount upon a defined credit event by ProLogis, 7.1%, 4/15/08.

(5)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

(6)	Fund to receive notional amount upon a defined credit event by Arrow Electronic, Inc., 6.875%, 6/01/18.

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® Capital Appreciation Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.0%
Aerospace - 2.5%
Precision Castparts Corp.	28,960	$2,956,237
United Technologies Corp.	107,820	7,420,172

		$10,376,409

Alcoholic Beverages - 1.5%
Diageo PLC	318,360	$6,413,928

Apparel Manufacturers - 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	80,190	$8,923,036
NIKE, Inc., “B”	93,670	6,369,560

		$15,292,596

Automotive - 0.8%
Bayerische Motoren Werke AG	64,910	$3,584,750

Biotechnology - 4.6%
Amgen, Inc. (a)	47,750	$1,994,995
Celgene Corp. (a)	43,420	2,661,212
Genentech, Inc. (a)	32,450	2,634,291
Genzyme Corp. (a)	124,360	9,269,794
Millipore Corp. (a)	39,710	2,676,851

		$19,237,143

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	94,200	$2,283,408
News Corp., “A”	254,310	4,768,313
Omnicom Group, Inc.	96,230	4,251,441

		$11,303,162

Brokerage & Asset Managers - 2.7%
Charles Schwab Corp.	249,600	$4,699,968
Deutsche Boerse AG	22,130	3,563,794
Franklin Resources, Inc.	32,570	3,158,964

		$11,422,726

Business Services - 5.4%
Amdocs Ltd. (a)	302,680	$8,584,005
Automatic Data Processing, Inc.	95,430	4,045,278
Fidelity National Information Services, Inc.	51,180	1,952,005
Visa, Inc., “A” (a)	49,800	3,105,528
Western Union Co.	238,590	5,074,809

		$22,761,625

Cable TV - 1.1%
Comcast Corp., “A”	238,800	$4,618,392

Computer Software - 6.4%
Citrix Systems, Inc. (a)	82,510	$2,420,018
Microsoft Corp.	403,030	11,437,991
Oracle Corp. (a)	534,640	10,457,558
VeriSign, Inc. (a)	74,490	2,476,048

		$26,791,615

Computer Software - Systems - 4.2%
Apple Computer, Inc. (a)	25,530	$3,663,555
Dell, Inc. (a)	154,890	3,085,409
EMC Corp. (a)	258,260	3,703,448
International Business Machines Corp.	36,780	4,234,849
Network Appliance, Inc. (a)	141,850	$2,844,093

		$17,531,354

Consumer Goods & Services - 2.9%
Estee Lauder Cos., Inc., “A”	75,400	$3,457,090
Procter & Gamble Co.	122,720	8,598,990

		$12,056,080

Electrical Equipment - 4.2%
Danaher Corp.	96,350	$7,325,491
General Electric Co.	194,320	7,191,783
W.W. Grainger, Inc.	41,040	3,135,046

		$17,652,320

Electronics - 6.4%
Intel Corp.	325,120	$6,886,042
Intersil Corp., “A”	115,140	2,955,644
KLA-Tencor Corp.	123,790	4,592,609
National Semiconductor Corp.	123,050	2,254,276
Samsung Electronics Co. Ltd., GDR	20,072	6,267,482
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	398,283	4,090,366

		$27,046,419

Energy - Integrated - 3.3%
Exxon Mobil Corp.	82,180	$6,950,784
Hess Corp.	27,420	2,417,896
Marathon Oil Corp.	102,070	4,654,392

		$14,023,072

Food & Beverages - 4.9%
General Mills, Inc.	74,260	$4,446,689
Nestle S.A.	17,100	8,541,824
PepsiCo, Inc.	108,800	7,855,360

		$20,843,873

Food & Drug Stores - 2.8%
CVS Caremark Corp.	189,082	$7,659,712
Walgreen Co.	105,150	4,005,164

		$11,664,876

Gaming & Lodging - 1.7%
International Game Technology	73,630	$2,960,662
Royal Caribbean Cruises Ltd.	122,090	4,016,761

		$6,977,423

General Merchandise - 0.5%
Kohl’s Corp. (a)	49,200	$2,110,188

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	68,080	$2,339,229

Insurance - 1.1%
Aflac, Inc.	38,040	$2,470,698
MetLife, Inc.	35,300	2,127,178

		$4,597,876

Internet - 3.0%
eBay, Inc. (a)	109,260	$3,260,318

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - continued
Google, Inc., “A” (a)	21,230	$9,351,178

		$12,611,496

Major Banks - 3.1%
Bank of New York Mellon Corp.	105,171	$4,388,786
State Street Corp.	111,720	8,825,880

		$13,214,666

Medical & Health Technology & Services - 1.0%
Cardinal Health, Inc.	43,790	$2,299,413
VCA Antech, Inc. (a)	66,800	1,826,980

		$4,126,393

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)	165,050	$3,350,515
Medtronic, Inc.	144,750	7,001,558
ResMed, Inc. (a)	79,860	3,368,495
Stryker Corp.	44,900	2,920,745
Zimmer Holdings, Inc. (a)	26,440	2,058,618

		$18,699,931

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	461,410	$11,115,367
Juniper Networks, Inc. (a)	60,750	1,518,750
QUALCOMM, Inc.	69,490	2,849,090

		$15,483,207

Oil Services - 2.7%
Halliburton Co.	134,590	$5,293,425
Noble Corp.	63,870	3,172,423
Weatherford International Ltd. (a)	42,030	3,045,914

		$11,511,762

Other Banks & Diversified Financials - 1.8%
American Express Co.	120,390	$5,263,451
UBS AG	73,714	2,141,412

		$7,404,863

Pharmaceuticals - 7.3%
Allergan, Inc.	64,540	$3,639,411
Johnson & Johnson	127,050	8,241,734
Merck KGaA	28,700	3,536,465
Roche Holding AG	46,430	8,734,981
Wyeth	156,640	6,541,286

		$30,693,877

Specialty Chemicals - 1.2%
Praxair, Inc.	61,240	$5,158,245

Specialty Stores - 2.1%
Lowe’s Cos., Inc.	104,150	$2,389,201
Nordstrom, Inc.	107,490	3,504,174
Staples, Inc.	136,590	3,020,005

		$8,913,380

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	114,750	$7,308,428
Rogers Communications, Inc., “B”	81,540	2,928,917

		$10,237,345

Trucking - 1.4%
FedEx Corp.	29,000	$2,687,430
United Parcel Service, Inc., “B”	41,330	3,017,917

		$5,705,347

Total Common Stocks		$412,405,568

SHORT-TERM OBLIGATIONS - 1.2%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$4,973,000	$4,973,000

Total Investments		$417,378,568

OTHER ASSETS, LESS LIABILITIES - 0.8%		3,379,194

NET ASSETS - 100.0%		$420,757,762

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II - Capital Appreciation Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$412,405,568	$4,973,000	$—	$417,378,568
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$421,835,163

Gross unrealized appreciation	$28,206,445
Gross unrealized depreciation	(32,663,040)

Net unrealized appreciation (depreciation)	$(4,456,595)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 2.9%
Lockheed Martin Corp.	19,040	$1,890,672
Rockwell Collins, Inc.	20,510	1,172,146
United Technologies Corp.	41,750	2,873,235

		$5,936,053

Airlines - 0.3%
Southwest Airlines Co.	48,140	$596,936

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	18,470	$1,255,960
Quiksilver, Inc. (a)	72,400	710,244

		$1,966,204

Biotechnology - 1.5%
Genzyme Corp. (a)	40,301	$3,004,037

Broadcasting - 2.2%
News Corp., “A”	98,150	$1,840,312
Omnicom Group, Inc.	14,980	661,816
Walt Disney Co.	64,160	2,013,341

		$4,515,469

Brokerage & Asset Managers - 2.5%
Affiliated Managers Group, Inc. (a)	4,810	$436,459
Deutsche Boerse AG	5,790	932,416
Goldman Sachs Group, Inc.	9,640	1,594,360
ICAP PLC	17,250	194,632
Invesco Ltd.	17,970	437,749
Merrill Lynch & Co., Inc.	24,390	993,649
TD AMERITRADE Holding Corp. (a)	37,340	616,483

		$5,205,748

Business Services - 1.4%
Amdocs Ltd. (a)	16,590	$470,492
Fidelity National Information Services, Inc.	21,980	838,317
Satyam Computer Services Ltd., ADR (l)	29,850	674,312
Visa, Inc., “A” (a)	14,210	886,136

		$2,869,257

Cable TV - 0.6%
Comcast Corp., “Special A”	43,420	$823,677
Time Warner Cable, Inc. (a)	20,620	515,088

		$1,338,765

Chemicals - 0.5%
PPG Industries, Inc.	16,150	$977,237

Computer Software - 4.0%
CommVault Systems, Inc. (a)	39,680	$492,032
MicroStrategy, Inc., “A” (a)	15,750	1,165,342
MSC Software Corp. (a)	224,453	2,915,644
Oracle Corp. (a)	107,950	2,111,502
VeriSign, Inc. (a)	45,700	1,519,068

		$8,203,588

Computer Software - Systems - 4.5%
Cray, Inc. (a)	141,230	$841,731
EMC Corp. (a)	97,200	1,393,848
Hewlett-Packard Co.	25,490	1,163,873
International Business Machines Corp.	36,610	4,215,275
Network Appliance, Inc. (a)	88,616	1,776,751

		$9,391,478

Construction - 0.7%
NVR, Inc. (a)	750	$448,125
Pulte Homes, Inc. (l)	29,930	435,481
Sherwin-Williams Co. (l)	10,230	522,139

		$1,405,745

Consumer Goods & Services - 3.3%
Colgate-Palmolive Co.	20,470	$1,594,818
Estee Lauder Cos., Inc., “A” (l)	25,520	1,170,092
New Oriental Education & Technology Group, Inc., ADR (a)(l)	24,370	1,580,638
Procter & Gamble Co.	35,510	2,488,186

		$6,833,734

Electrical Equipment - 3.6%
Danaher Corp.	66,390	$5,047,632
Rockwell Automation, Inc.	31,340	1,799,543
WESCO International, Inc. (a)	15,530	566,690

		$7,413,865

Electronics - 3.4%
Flextronics International Ltd. (a)	94,529	$887,627
Hittite Microwave Corp. (a)	16,540	618,927
Intel Corp.	124,440	2,635,639
KLA-Tencor Corp. (l)	12,880	477,848
Marvell Technology Group Ltd. (a)	72,540	789,235
National Semiconductor Corp.	30,110	551,615
PLX Technology, Inc. (a)	63,260	421,944
SanDisk Corp. (a)	29,130	657,464

		$7,040,299

Energy - Independent - 1.9%
Apache Corp.	17,810	$2,151,804
Peabody Energy Corp.	9,850	502,350
XTO Energy, Inc.	20,170	1,247,716

		$3,901,870

Energy - Integrated - 6.8%
Exxon Mobil Corp.	102,976	$8,709,710
Hess Corp.	29,080	2,564,274
Marathon Oil Corp.	61,770	2,816,712

		$14,090,696

Engineering - Construction - 0.9%
Fluor Corp.	6,530	$921,775
North American Energy Partners, Inc. (a)	56,200	862,108

		$1,783,883

Food & Beverages - 3.7%
Dean Foods Co.	44,730	$898,626
Diamond Foods, Inc.	10,600	192,284
General Mills, Inc.	23,510	1,407,779
Hain Celestial Group, Inc. (a)(l)	26,860	792,370

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - continued
J.M. Smucker Co.	5,000	$253,050
Kellogg Co.	25,340	1,331,870
PepsiCo, Inc.	37,807	2,729,665

		$7,605,644

Food & Drug Stores - 1.2%
CVS Caremark Corp.	60,090	$2,434,246

Gaming & Lodging - 0.9%
International Game Technology	16,300	$655,423
Melco PBL Entertainment (Macau) Ltd., ADR (a)(l)	19,940	226,917
MGM Mirage (a)	2,099	123,358
Penn National Gaming, Inc. (a)	5,180	226,521
Royal Caribbean Cruises Ltd. (l)	20,580	677,082

		$1,909,301

General Merchandise - 1.4%
99 Cents Only Stores (a)(l)	60,220	$595,576
Kohl’s Corp. (a)	20,810	892,541
Macy’s, Inc.	37,230	858,524
Stage Stores, Inc.	37,650	609,930

		$2,956,571

Health Maintenance Organizations - 0.9%
CIGNA Corp.	34,220	$1,388,305
WellPoint, Inc. (a)	11,950	527,354

		$1,915,659

Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	30,950	$1,228,715
Chubb Corp.	57,260	2,833,225
Genworth Financial, Inc., “A”	36,000	815,040
Hartford Financial Services Group, Inc.	31,810	2,410,244
MetLife, Inc.	21,760	1,311,258
Prudential Financial, Inc.	12,570	983,602

		$9,582,084

Internet - 1.1%
Google, Inc., “A” (a)	4,510	$1,986,520
TechTarget, Inc. (a)	23,460	332,428

		$2,318,948

Leisure & Toys - 1.0%
THQ, Inc. (a)(l)	39,030	$850,854
Ubisoft Entertainment S.A. (a)	13,182	1,135,373

		$1,986,227

Machinery & Tools - 2.2%
Bucyrus International, Inc., “A”	9,970	$1,013,451
Eaton Corp.	5,900	470,053
Flowserve Corp.	4,850	506,243
Ingersoll-Rand Co. Ltd., “A” (a)	38,550	1,718,559
Timken Co.	26,550	789,066

		$4,497,372

Major Banks - 6.9%
Bank of America Corp.	101,876	$3,862,119
Bank of New York Mellon Corp.	42,135	1,758,294
JPMorgan Chase & Co.	77,390	3,323,901
State Street Corp.	27,930	2,206,470
UnionBanCal Corp.	23,840	1,170,067
Wells Fargo & Co.	69,780	2,030,598

		$14,351,449

Medical & Health Technology & Services - 0.5%
DaVita, Inc. (a)	4,280	$204,413
MWI Veterinary Supply, Inc. (a)(l)	23,700	835,662

		$1,040,075

Medical Equipment - 3.6%
Advanced Medical Optics, Inc. (a)	52,270	$1,061,081
Aspect Medical Systems, Inc. (a)	79,160	482,876
Boston Scientific Corp. (a)	214,560	2,761,387
Conceptus, Inc. (a)	49,360	916,122
Cooper Cos., Inc. (l)	32,370	1,114,499
Cyberonics, Inc. (a)(l)	40,920	593,340
NxStage Medical, Inc. (a)(l)	113,790	491,573

		$7,420,878

Metals & Mining - 1.4%
BHP Billiton PLC	100,940	$2,992,378

Natural Gas - Distribution - 1.0%
Questar Corp.	20,410	$1,154,390
Sempra Energy	18,230	971,294

		$2,125,684

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	30,840	$1,017,103

Network & Telecom - 2.2%
Cisco Systems, Inc. (a)	74,060	$1,784,105
NICE Systems Ltd., ADR (a)	32,380	913,764
Polycom, Inc. (a)	31,210	703,473
Research in Motion Ltd. (a)	4,090	459,021
Sonus Networks, Inc. (a)(l)	192,230	661,271

		$4,521,634

Oil Services - 2.9%
Exterran Holdings, Inc. (a)	10,370	$669,280
Halliburton Co.	60,870	2,394,017
National Oilwell Varco, Inc. (a)	8,600	502,068
Natural Gas Services Group, Inc. (a)	14,380	313,915
Noble Corp.	37,230	1,849,214
TETRA Technologies, Inc. (a)	22,520	356,717

		$6,085,211

Other Banks & Diversified Financials - 1.8%
American Express Co.	31,170	$1,362,752
Euro Dekania Ltd. (a)(z)	100,530	1,032,952
New York Community Bancorp, Inc. (l)	70,570	1,285,785

		$3,681,489

Pharmaceuticals - 4.4%
Abbott Laboratories	38,550	$2,126,033
Merck & Co., Inc.	107,650	4,085,318
Schering-Plough Corp.	151,080	2,177,063

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
Warner Chilcott Ltd., “A” (a)(l)	42,120	$758,160

		$9,146,574

Real Estate - 2.0%
Apartment Investment &
Management, “A”, REIT (l)	31,260	$1,119,421
Mack-Cali Realty Corp., REIT	82,690	2,952,860

		$4,072,281

Restaurants - 1.3%
Panera Bread Co., “A” (a)(l)	19,240	$805,964
Red Robin Gourmet Burgers, Inc. (a)(l)	34,210	1,285,270
Texas Roadhouse, Inc., “A” (a)(l)	66,690	653,562

		$2,744,796

Specialty Chemicals - 1.5%
Airgas, Inc.	34,500	$1,568,715
Praxair, Inc.	18,050	1,520,351

		$3,089,066

Specialty Stores - 2.2%
CarMax, Inc. (a)(l)	34,730	$674,457
Dick’s Sporting Goods, Inc. (a)	40,620	1,087,804
Ethan Allen Interiors, Inc.	16,540	470,232
Nordstrom, Inc.	30,340	989,084
PetSmart, Inc.	33,730	689,441
Zumiez, Inc. (a)	35,980	564,526

		$4,475,544

Telecommunications - Wireless - 0.6%
Rogers Communications, Inc., “B”	34,340	$1,232,881

Telephone Services - 2.8%
AT&T, Inc.	123,770	$4,740,391
Embarq Corp.	18,230	731,023
Qwest Communications International, Inc. (l)	55,830	252,910

		$5,724,324

Tobacco - 1.8%
Altria Group, Inc.	50,590	$1,123,098
Philip Morris International, Inc. (a)	50,590	2,558,842

		$3,681,940

Utilities - Electric Power - 3.4%
American Electric Power Co., Inc.	32,040	$1,333,825
DPL, Inc. (l)	41,370	1,060,727
Entergy Corp.	10,060	1,097,345
NRG Energy, Inc. (a)	36,310	1,415,727
Public Service Enterprise Group, Inc.	28,250	1,135,367
Westar Energy, Inc.	47,060	1,071,556

		$7,114,547

Total Common Stocks		$206,198,770

REPURCHASE AGREEMENTS - 0.5%
Merrill Lynch, 2.5%, dated 3/31/08, due 4/01/08, total to be received $1,097,076 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,097,000	$1,097,000

COLLATERAL FOR SECURITIES LOANED - 7.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	15,718,039	$15,718,039

Total Investments		$223,013,809

OTHER ASSETS, LESS LIABILITIES - (7.8)%		(16,063,323)

NET ASSETS - 100.0%		$206,950,486

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition		Current
Restricted Security	Date	Cost	Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$1,032,952
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust II – Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$205,165,818	$16,815,039	$1,032,952	$223,013,809
Other Financial Instruments	—	—	—	—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$1,388,960	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(356,008)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$1,032,952	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$233,402,711

Gross unrealized appreciation	$11,767,283
Gross unrealized depreciation	(22,156,185)

Net unrealized appreciation (depreciation)	$(10,388,902)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® Emerging Growth Portfolio

3/31/08

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Emerging Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.8%
Aerospace - 2.4%
Lockheed Martin Corp.	40,840	$4,055,407
Rockwell Collins, Inc.	8,300	474,345
United Technologies Corp.	17,760	1,222,243

		$5,751,995

Apparel Manufacturers - 1.2%
Li & Fung Ltd.	156,000	$583,714
NIKE, Inc., “B”	12,390	842,520
Phillips-Van Heusen Corp.	29,100	1,103,472
Quiksilver, Inc. (a)	45,590	447,238

		$2,976,944

Automotive - 0.4%
BorgWarner Transmission Systems, Inc.	19,900	$856,297

Biotechnology - 5.5%
Celgene Corp. (a)(l)	32,350	$1,982,732
Genentech, Inc. (a)	27,100	2,199,978
Genzyme Corp. (a)	59,430	4,429,912
Gilead Sciences, Inc. (a)	68,230	3,515,892
Millipore Corp. (a)(l)	18,249	1,230,165

		$13,358,679

Broadcasting - 0.9%
Grupo Televisa S.A., ADR	58,420	$1,416,101
News Corp., “A”	46,900	879,375

		$2,295,476

Brokerage & Asset Managers - 3.4%
Bolsa de Mercadorias & Futuros (a)	62,500	$570,825
Charles Schwab Corp.	63,540	1,196,458
CME Group, Inc.	2,300	1,078,930
Deutsche Boerse AG	10,370	1,669,975
EFG International	17,930	613,639
Goldman Sachs Group, Inc.	4,990	825,296
IntercontinentalExchange, Inc. (a)	4,600	600,300
Invesco Ltd.	65,600	1,598,016

		$8,153,439

Business Services - 2.6%
Amdocs Ltd. (a)	44,420	$1,259,751
CoStar Group, Inc. (a)(l)	9,890	425,270
Satyam Computer Services Ltd., ADR (l)	35,080	792,457
Visa, Inc., “A” (a)	33,050	2,060,998
Western Union Co.	87,500	1,861,125

		$6,399,601

Chemicals - 0.7%
Monsanto Co.	15,720	$1,752,780

Computer Software - 4.2%
Akamai Technologies, Inc. (a)	24,800	$698,368
Salesforce.com, Inc. (a)(l)	31,630	1,830,428
Synopsys, Inc. (a)	40,960	930,202
VeriSign, Inc. (a)	198,098	6,584,778

		$10,043,776

Computer Software - Systems - 1.3%
Apple Computer, Inc. (a)	10,190	$1,462,265
EMC Corp. (a)	109,302	1,567,391

		$3,029,656

Consumer Goods & Services - 2.6%
Avon Products, Inc.	29,060	$1,149,032
Capella Education Co. (a)(l)	8,260	450,996
New Oriental Education & Technology Group, Inc., ADR (a)(l)	28,400	1,842,024
Priceline.com, Inc. (a)(l)	8,410	1,016,433
Strayer Education, Inc. (l)	12,040	1,836,100

		$6,294,585

Electrical Equipment - 1.7%
Danaher Corp.	53,990	$4,104,860

Electronics - 5.5%
ARM Holdings PLC	352,220	$614,623
Flextronics International Ltd. (a)	89,690	842,189
Hittite Microwave Corp. (a)	26,330	985,269
Intel Corp.	186,460	3,949,223
Intersil Corp., “A”	73,630	1,890,082
Marvell Technology Group Ltd. (a)	85,330	928,390
National Semiconductor Corp.	95,140	1,742,965
Nintendo Co. Ltd.	3,100	1,605,028
SanDisk Corp. (a)	37,340	842,764

		$13,400,533

Energy - Independent - 4.4%
Apache Corp.	23,530	$2,842,895
CONSOL Energy, Inc.	19,900	1,376,881
Sandridge Energy, Inc. (a)	10,650	416,948
Ultra Petroleum Corp. (a)	29,260	2,267,650
XTO Energy, Inc.	61,015	3,774,388

		$10,678,762

Energy - Integrated - 3.1%
Hess Corp.	38,222	$3,370,416
Marathon Oil Corp.	47,510	2,166,456
Petroleo Brasileiro S.A., ADR	18,700	1,909,457

		$7,446,329

Engineering - Construction - 1.5%
Fluor Corp.	15,710	$2,217,624
Foster Wheeler Ltd. (a)	12,700	719,074
Quanta Services, Inc. (a)(l)	30,950	717,112

		$3,653,810

Entertainment - 1.4%
DreamWorks Animation, Inc., “A” (a)	77,200	$1,990,216
TiVo, Inc. (a)(l)	161,800	1,417,368

		$3,407,584

Food & Beverages - 4.3%
General Mills, Inc.	17,800	$1,065,864
Hain Celestial Group, Inc. (a)(l)	23,240	685,580
Nestle S.A.	8,077	4,034,638
PepsiCo, Inc.	63,220	4,564,484

		$10,350,566

Food & Drug Stores - 1.8%
CVS Caremark Corp.	91,640	$3,712,336

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Emerging Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - continued
Whole Foods Market, Inc. (l)	18,450	$608,297

		$4,320,633

Gaming & Lodging - 1.3%
International Game Technology	43,200	$1,737,072
Royal Caribbean Cruises Ltd. (l)	42,242	1,389,762

		$3,126,834

General Merchandise - 0.8%
Kohl’s Corp. (a)	44,700	$1,917,183

Insurance - 0.3%
Aflac, Inc. (l)	12,400	$805,380

Internet - 3.4%
Google, Inc., “A” (a)	12,900	$5,682,063
Omniture, Inc. (a)	42,150	978,302
Tencent Holdings Ltd.	122,400	697,528
Yahoo!, Inc. (a)	27,510	795,864

		$8,153,757

Leisure & Toys - 2.1%
Activision, Inc. (a)	53,850	$1,470,644
Electronic Arts, Inc. (a)	55,620	2,776,550
THQ, Inc. (a)(l)	39,080	851,944

		$5,099,138

Machinery & Tools - 2.4%
Bucyrus International, Inc., “A”	33,665	$3,422,047
Flowserve Corp.	23,600	2,463,368

		$5,885,415

Major Banks - 0.9%
State Street Corp.	21,540	$1,701,660
UnionBanCal Corp.	7,900	387,732

		$2,089,392

Medical & Health Technology & Services - 1.7%
IDEXX Laboratories, Inc. (a)	64,620	$3,183,181
VCA Antech, Inc. (a)	30,400	831,440

		$4,014,621

Medical Equipment - 6.3%
Advanced Medical Optics, Inc. (a)	86,503	$1,756,011
Becton, Dickinson & Co.	41,200	3,537,020
C.R. Bard, Inc.	21,240	2,047,536
Conceptus, Inc. (a)	87,560	1,625,114
Medtronic, Inc.	26,210	1,267,778
ResMed, Inc. (a)(l)	11,490	484,648
St. Jude Medical, Inc. (a)	46,550	2,010,495
Stryker Corp.	28,450	1,850,673
Thoratec Corp. (a)	41,605	594,535

		$15,173,810

Metals & Mining - 2.4%
Anglo American PLC	8,300	$498,363
Cameco Corp.	25,390	836,347
Century Aluminum Co. (a)(l)	25,870	1,713,629
Companhia Vale do Rio Doce, ADR	69,558	2,409,489
Rio Tinto PLC, ADR (l)	800	329,472

		$5,787,300

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	122,680	$2,955,361
NICE Systems Ltd., ADR (a)	50,870	1,435,551
Nokia Corp., ADR	53,940	1,716,910
QLogic Corp. (a)	64,850	995,448
Research in Motion Ltd. (a)	15,611	1,752,023

		$8,855,293

Oil Services - 4.6%
Exterran Holdings, Inc. (a)	7,216	$465,721
National Oilwell Varco, Inc. (a)	48,512	2,832,131
Noble Corp.	66,878	3,321,830
Smith International, Inc.	29,300	1,881,939
Weatherford International Ltd. (a)	37,220	2,697,333

		$11,198,954

Other Banks & Diversified Financials - 0.2%
New York Community Bancorp, Inc.	25,200	$459,144

Pharmaceuticals - 3.4%
Abbott Laboratories	11,700	$645,255
Allergan, Inc.	12,830	723,484
Elan Corp. PLC, ADR (a)(l)	125,240	2,612,506
Merck & Co., Inc.	55,930	2,122,544
Roche Holding AG	10,810	2,033,710

		$8,137,499

Precious Metals & Minerals - 0.8%
Agnico Eagle Mines Ltd.	13,600	$920,856
Goldcorp, Inc.	28,900	1,119,875

		$2,040,731

Printing & Publishing - 0.2%
Playboy Enterprises, Inc., “B” (a)(l)	54,410	$453,235

Restaurants - 0.2%
Red Robin Gourmet Burgers, Inc. (a)	10,800	$405,756

Specialty Chemicals - 0.8%
Praxair, Inc.	22,000	$1,853,060

Specialty Stores - 4.1%
Advance Auto Parts, Inc.	23,900	$813,795
Dick’s Sporting Goods, Inc. (a)	27,130	726,541
Lowe’s Cos., Inc.	67,610	1,550,973
Nordstrom, Inc. (l)	80,830	2,635,058
PetSmart, Inc. (l)	62,200	1,271,368
TJX Cos., Inc.	77,300	2,556,311
Williams-Sonoma, Inc. (l)	10,600	256,944

		$9,810,990

Telecommunications - Wireless - 2.9%
America Movil S.A.B. de C.V., “L”, ADR	75,390	$4,801,589
Rogers Communications, Inc., “B”	60,370	2,167,414

		$6,969,003

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Emerging Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - 2.1%
American Tower Corp., “A” (a)	67,385	$2,642,166
AT&T, Inc.	61,230	2,345,109

		$4,987,275

Tobacco - 1.8%
Altria Group, Inc.	60,350	$1,339,770
Philip Morris International, Inc. (a)	60,350	3,052,503

		$4,392,273

Trucking - 0.4%
Expeditors International of Washington, Inc.	13,600	$614,448
Werner Enterprises, Inc. (l)	24,000	445,440

		$1,059,888

Utilities - Electric Power - 1.1%
FPL Group, Inc.	23,340	$1,464,352
NRG Energy, Inc. (a)	31,270	1,219,217

		$2,683,569

Total Common Stocks		$233,635,805

SHORT-TERM OBLIGATIONS - 2.1%
American Express Credit Corp.,
2.8%, due 4/01/08 (y)	$4,964,000	$4,964,000

COLLATERAL FOR SECURITIES LOANED - 10.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	25,175,499	$25,175,499

Total Investments		$263,775,304

OTHER ASSETS, LESS LIABILITIES - (9.3)%		(22,406,002)

NET ASSETS - 100.0%		$241,369,302

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust II – Emerging Growth Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels.

Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market- based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$231,447,063	$32,328,241	$—	$263,775,304
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$252,761,230

Gross unrealized appreciation	$26,056,254
Gross unrealized depreciation	(15,042,180)

Net unrealized appreciation (depreciation)	$11,014,074

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $24,661,719. These loans were collateralized by cash of $25,175,499 and U.S.

Treasury obligations of $93,090.

4

MFS® INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Airlines - 1.1%
Copa Holdings S.A., “A” (l)	15,240	$580,796
Macquarie Group Ltd.	71,790	484,954

		$1,065,750

Alcoholic Beverages - 0.5%
Grupo Modelo S.A. de C.V., “C”	103,900	$454,815

Automotive - 1.2%
Denway Motors Ltd.	1,070,000	$457,299
PT Astra International Tbk.	207,500	550,400
Tofas Turk Otomobil Fabrikasi AS	38,390	123,932

		$1,131,631

Broadcasting - 0.8%
Grupo Televisa S.A., ADR (l)	31,060	$752,894

Business Services - 3.0%
Delek Automotive Systems Ltd.	36,695	$516,522
Infosys Technologies Ltd., ADR (l)	26,660	953,628
LPS Brasil - Consultoria de Imoveis S.A. (a)	34,519	614,775
Satyam Computer Services Ltd.	39,060	385,878
Sime Darby Berhad (a)	141,600	415,537

		$2,886,340

Chemicals - 0.9%
Formosa Chemicals & Fibre Corp.	162,000	$418,004
Makhteshim-Agan Industries Ltd.	66,261	485,464

		$903,468

Computer Software - Systems - 0.6%
High Tech Computer Corp.	25,020	$562,506

Construction - 2.8%
Corporacion Moctezuma S.A. de C.V.	232,700	$556,312
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	9,350	542,768
SARE Holding S.A. de C.V., “B” (a)	583,700	806,559
Siam Cement Public Co. Ltd.	114,800	797,138

		$2,702,777

Consumer Goods & Services - 0.6%
Natura Cosmeticos S.A.	59,010	$602,951

Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	7,790	$402,148

Electronics - 3.0%
AU Optronics Corp.	268,000	$461,542
Delta Electronics	170,000	503,937
MediaTek, Inc.	54,000	704,942
Taiwan Semiconductor Manufacturing Co. Ltd.	619,000	1,288,814

		$2,959,235

Energy - Independent - 3.9%
CNOOC Ltd.	910,000	$1,338,135
Oil & Natural Gas Corp. Ltd.	14,687	358,957
Reliance Industries Ltd. (a)	36,213	2,052,040

		$3,749,132

Energy - Integrated - 15.9%
OAO Gazprom, ADR	149,829	$7,641,279
Petroleo Brasileiro S.A., ADR	59,716	6,097,601
Sasol Ltd.	35,750	1,712,712

		$15,451,592

Engineering - Construction - 1.4%
Murray & Roberts Holdings Ltd.	85,229	$1,003,529
Orascom Construction Industries	4,656	351,124

		$1,354,653

Food & Beverages - 1.6%
Coca-Cola Hellenic Bottling Co. S.A.	12,890	$600,176
Grupo Continental S.A. (a)	217,123	521,519
Tiger Brands Ltd.	16,365	269,362
Tradewinds Berhad	133,300	192,475

		$1,583,532

Forest & Paper Products - 0.7%
Aracruz Celulose S.A., ADR (l)	10,538	$719,324

Gaming & Lodging - 0.5%
Resorts World Berhad	466,800	$503,760

General Merchandise - 1.6%
Lotte Shopping Co. Ltd.	1,149	$347,486
Massmart Holdings Ltd.	41,886	344,972
Wal-Mart de Mexico S.A.B. de C.V.	196,100	830,047

		$1,522,505

Insurance - 2.0%
Cathay Financial Holding Co. Ltd.	294,894	$759,221
Old Mutual PLC	229,890	503,726
Sanlam Ltd.	286,621	674,964

		$1,937,911

Internet - 0.8%
NHN Corp. (a)	1,867	$435,668
Universo Online S.A., IPS (a)	85,100	367,244

		$802,912

Machinery & Tools - 0.6%
Larsen & Toubro Infotech Ltd.	7,276	$553,015

Major Banks - 3.6%
Banco Santander Chile, ADR	9,923	$518,576
China Development Financial Holding Corp.	1,257,000	579,272
First Financial Holding Co. Ltd.	578,000	605,978
Nedbank Group Ltd.	20,742	298,698
Standard Bank Group Ltd.	64,995	706,785
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	6,646	775,189

		$3,484,498

Metals & Mining - 10.4%
Anglo American PLC	15,890	$954,095
Arcelormittal S.A.	20,400	495,491
China Steel Corp.	406,000	641,485
Companhia Vale do Rio Doce, ADR	103,494	3,585,032
Grupo Mexico S.A.B. de C.V., “B”	190,700	1,265,780
KGHM Polska Miedz S.A.	11,240	516,886

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - continued
Mining & Metallurgical Co. Norilsk Nickel, ADR	47,800	$1,345,570
Southern Copper Corp. (l)	6,192	642,915
Usinas Siderurgicas de Minas Gerais S.A., IPS	11,250	631,903

		$10,079,157

Oil Services - 0.7%
Tenaris S.A., ADR (l)	13,130	$654,531

Other Banks & Diversified Financials - 11.7%
ABSA Group Ltd.	43,103	$539,455
African Bank Investments Ltd.	180,868	594,289
Akbank T.A.S.	80,080	336,673
AMMB Holdings Berhad	387,200	419,270
Asya Katilim Bankasi A.S. (a)	46,647	292,419
Banco de Oro Universal Bank	389,000	485,634
Banco Macro S.A., ADR (l)	17,140	434,499
Bank Rakyat Indonesia	546,000	376,191
Bumiputra-Commerce Holdings Berhad	120,800	377,473
China Construction Bank	1,534,000	1,155,997
Chinatrust Financial Holding Co. Ltd. (a)	484,000	470,664
CSU Cardsystem S.A. (a)	141,260	386,240
FirstRand Ltd.	270,456	533,526
Grupo Financiero Banorte S.A. de C.V.	119,600	518,373
Hana Financial Group, Inc.	10	411
OTP Bank Ltd., GDR	6,541	534,622
PT Bank Central Asia Tbk.	1,123,000	398,916
Redecard S.A.	35,400	589,848
Sberbank	475,500	1,488,315
Turkiye Garanti Bankasi A.S.	107,808	485,622
Turkiye Is Bankasi A.S., “C”	113,100	419,455
VTB Bank, GDR (a)(z)	73,150	528,875

		$11,366,767

Personal Computers & Peripherals - 0.5%
Innolux Display Corp.	192,960	$514,757

Precious Metals & Minerals - 1.1%
Impala Platinum Holdings Ltd.	27,944	$1,078,380

Real Estate - 0.9%
CapitaLand Ltd.	106,000	$493,618
Soho China Ltd. (a)	516,500	350,809

		$844,427

Specialty Chemicals - 2.7%
Asiatic Development Berhad	203,400	$536,008
Astra Argo Lestari	175,500	497,020
Formosa Plastics Corp.	180,000	545,420
IOI Corp. Berhad	206,900	461,464
LG Chemical Ltd.	7,580	566,386

		$2,606,298

Specialty Stores - 0.5%
Dufry South America Ltd. (a)	25,140	$457,639

Telecommunications - Wireless - 12.9%
America Movil S.A.B. de C.V., “L”, ADR	57,620	$3,669,818
China Mobile Ltd.	207,500	3,104,121
Egyptian Co. for Mobil Services (MobiNil)	14,657	538,313
Mobile TeleSystems OJSC, ADR	15,282	1,159,140
MTN Group Ltd.	88,690	1,344,989
Philippine Long Distance Telephone Co.	14,463	966,474
Turkcell Iletisim Hizmetleri A.S., ADR (l)	21,920	457,909
Vimpel-Communications, ADR	42,460	1,269,129

		$12,509,893

Telephone Services - 3.3%
AS Eesti Telekom, GDR	15,210	$569,572
Chunghwa Telecom Co. Ltd.	322,090	848,535
PT Telekomunikasi Indonesia Tbk.	769,500	812,555
Sistema JSFC, GDR	14,710	472,191
Telecom Argentina S.A., ADR (a)(l)	21,360	452,405

		$3,155,258

Tobacco - 1.4%
ITC Ltd.	107,600	$555,397
KT&G Corp.	5,439	426,179
PT Hanjaya Mandala Sampoerna Tbk.	265,500	377,084

		$1,358,660

Utilities - Electric Power - 4.8%
CEZ AS	18,127	$1,382,793
Eletropaulo Metropolitana S.A., IPS	11,980,000	943,711
Manila Water Co., Inc.	3,000,000	1,283,334
NTPC Ltd.	103,503	509,599
Tenaga Nasional Berhad	237,000	546,500

		$4,665,937

Total Common Stocks		$95,379,053

	Strike Price	First Exercise
WARRANTS - 0.4%
Real Estate - 0.4%
Merrill Lynch International & Co. (Emaar Properties - Zero Strike Warrant (1 share for 1 warrant)) (a)(n) $0 01/12/2010	138,763	$411,710

RIGHTS - 0.0%
Gaming & Lodging - 0.0%
Genting International Public Ltd. Co. (1 share for 1 right) (a) MYR .88 3/13/2008	46,580	$7,456

SHORT-TERM OBLIGATIONS - 1.5%
American Express Credit Corp., 2.8%, due 4/01/08	$1,433,000	$1,433,000

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 5.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	5,569,700	$5,569,700

Total Investments		$102,800,919

OTHER ASSETS, LESS LIABILITIES - (6.1)%		(5,870,903)

NET ASSETS - 100.0%		$96,930,016

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $411,710, representing 0.4% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
VTB Bank, GDR	3/05/08 - 3/31/08	$524,613	$528,875
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust II - Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$65,439,730	$37,361,189	$—	$102,800,919
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$84,064,405

Gross unrealized appreciation	$23,460,392
Gross unrealized depreciation	(4,723,878)

Net unrealized appreciation (depreciation)	$18,736,514

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $5,455,015. These loans were collateralized by cash of $5,569,700 and U.S. Treasury obligations of $7,427.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

Brazil	16.3%
Russia	14.3%
Mexico	10.2%
South Africa	9.9%
Taiwan	9.2%
China	6.6%
India	6.0%
Malaysia	3.6%
Indonesia	3.1%
Other Countries	20.8%

4

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 77.9%
Foreign Bonds - 56.6%
Belgium - 3.3%
Kingdom of Belgium, 5.5%, 2017	EUR	888,000	$1,540,177

Canada - 2.7%
Canada Housing Trust, 4.6%, 2011	CAD	279,000	$282,418
Government of Canada, 4.5%, 2015	CAD	843,000	887,964
Government of Canada, 5.75%, 2033	CAD	65,000	81,387

			$1,251,769

Denmark - 0.6%
Kingdom of Denmark, 4%, 2015	DKK	1,297,000	$273,809

France - 4.4%
Republic of France, 6%, 2025	EUR	792,000	$1,469,563
Republic of France, 4.75%, 2035	EUR	356,000	569,787

			$2,039,350

Germany - 9.8%
Federal Republic of Germany, 5.25%, 2010	EUR	827,000	$1,354,231
Federal Republic of Germany, 3.75%, 2015	EUR	913,000	1,440,760
Federal Republic of Germany, 6.25%, 2030	EUR	889,000	1,722,974

			$4,517,965

Italy - 4.0%
Republic of Italy, 4.75%, 2013	EUR	1,115,000	$1,819,977

Japan - 14.1%
Government of Japan, 0.8%, 2010	JPY	39,000,000	$393,846
Government of Japan, 1.5%, 2012	JPY	138,000,000	1,428,532
Government of Japan, 1.3%, 2014	JPY	116,000,000	1,195,388
Government of Japan, 1.7%, 2017	JPY	75,000,000	786,760
Government of Japan, 2.1%, 2024	JPY	158,000,000	1,641,006
Government of Japan, 2.2%, 2027	JPY	79,000,000	808,800
Government of Japan, 2.4%, 2037	JPY	28,000,000	281,997

			$6,536,329

Netherlands - 2.7%
Kingdom of Netherlands, 3.75%, 2014	EUR	801,000	$1,261,641

Spain - 4.6%
Kingdom of Spain, 5%, 2012	EUR	1,295,000	$2,134,797

Sweden - 0.7%
Kingdom of Sweden, 4.5%, 2015	SEK	1,760,000	$307,256

United Kingdom - 9.7%
United Kingdom Treasury, 9%, 2011	GBP	397,000	$909,181
United Kingdom Treasury, 8%, 2015	GBP	751,000	1,855,523
United Kingdom Treasury, 8%, 2021	GBP	319,000	844,026
United Kingdom Treasury, 4.25%, 2036	GBP	446,000	$864,143

			$4,472,873

Total Foreign Bonds			$26,155,943

U.S. Bonds - 21.3%
Asset Backed & Securitized - 2.9%
Bayview Commercial Asset Trust, FRN, 4.109%, 2023 (n)	CAD	150,000	$111,553
Commercial Mortgage Asset Trust, FRN, 1.12%, 2032 (i)(n)		$7,893,238	216,822
Commercial Mortgage Pass- Through Certificates, FRN, 3.311%, 2017 (n)		331,000	316,593
Commercial Mortgage Pass-Through Certificates, FRN, 3.321%, 2017 (n)		500,000	463,087
First Union National Bank Commercial Mortgage Trust, FRN, 1.291%, 2043 (i)(n)		8,097,916	178,265
Lehman Brothers Floating Rate
Commercial Mortgage Trust, FRN, 3.281%, 2018 (n)		87,902	87,643

			$1,373,963

Mortgage Backed - 1.0%
Fannie Mae, 5.369%, 2013		$97,542	$100,536
Fannie Mae, 4.78%, 2015		72,194	72,085
Fannie Mae, 4.856%, 2015		46,238	45,964
Fannie Mae, 5.423%, 2016		72,174	75,262
Fannie Mae, 5.09%, 2016		59,000	59,408
Fannie Mae, 5.05%, 2017		54,000	54,208
Fannie Mae, 5.32%, 2017		43,653	44,895

			$452,358

Municipals - 1.1%
Minnesota Public Facilities
Authority, Water Pollution Control Rev., “B”, 5%, 2018		$215,000	$235,391
New York Urban Development Corp. Rev., Service Contract, “A”, FSA, 5%, 2018		240,000	262,440

			$497,831

U.S. Government Agencies - 1.8%
Aid-Egypt, 4.45%, 2015		252,000	$261,543
Small Business Administration, 5.09%, 2025		51,694	51,722
Small Business Administration, 5.21%, 2026		525,608	534,823

			$848,088

U.S. Treasury Obligations - 14.5%
U.S. Treasury Bonds, 4.75%, 2017		$1,795,000	$1,985,999
U.S. Treasury Bonds, 8%, 2021		578,000	815,251
U.S. Treasury Bonds, 4.75%, 2037		274,000	294,700
U.S. Treasury Notes, 4%, 2010		764,000	800,171

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 2012	$452,000	$495,222
U.S. Treasury Notes, 4%, 2015 (f)	2,146,000	2,307,619

		$6,698,962

Total U.S. Bonds		$9,871,202

Total Bonds		$36,027,145

SHORT-TERM OBLIGATIONS - 13.6%
Farmer Mac, 1.5%, due 4/01/08 (y)	$6,301,000	$6,301,000

REPURCHASE AGREEMENTS - 4.5%
Merrill Lynch, 2.5%, dated 3/31/08, due 4/01/08, total to be received $2,076,144 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,076,000	$2,076,000

Total Investments		$44,404,145

OTHER ASSETS, LESS LIABILITIES - 4.0%		1,841,489

NET ASSETS - 100.0%		$46,245,634

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,373,963, representing 2.97% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II - Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$44,404,145	$—	$44,404,145
Other Financial Instruments	$718,434	$—	$—	$718,434

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$42,163,152

Gross unrealized appreciation	$2,339,672
Gross unrealized depreciation	(98,679)

Net unrealized appreciation (depreciation)	$2,240,993

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	AUD	393,048	4/15/08	$348,665	$358,421	$9,756
Sell	CAD	708,045	4/28/08	710,954	688,194	22,760
Buy	CHF	232,508	5/07/08	223,565	234,093	10,528
Buy	DKK	336,762	4/15/08	66,855	71,237	4,382
Sell	DKK	147,860	4/15/08	31,285	31,278	7
Buy	EUR	4,959,746	4/14/08 - 5/14/08	7,685,625	7,815,152	129,527
Buy	GBP	180,349	4/04/08 - 4/14/08	353,311	357,378	4,067
Sell	GBP	484,228	4/04/08 - 4/14/08	962,680	959,442	3,238
Buy	JPY	920,732,176	4/14/08 - 4/15/08	8,566,576	9,240,723	674,147
Sell	JPY	133,261,194	4/15/08	1,360,997	1,337,448	23,549
Buy	NOK	2,314,461	4/21/08	429,136	453,503	24,367
Buy	SEK	1,524,624	4/15/08	250,431	256,377	5,946

						$912,274

3

MFS Variable Insurance Trust II - Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/08 - continued

Forward Foreign Currency Exchange Contracts at 3/31/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
Buy	AUD	45,000	4/15/08	$41,743	$41,036	$(707)
Sell	AUD	318,916	4/15/08	287,258	290,820	(3,562)
Buy	CAD	197,707	4/28/08	200,000	192,164	(7,836)
Sell	CHF	232,508	5/07/08	230,388	234,093	(3,705)
Buy	EUR	1,078,101	4/14/08 - 5/14/08	1,701,379	1,699,231	(2,148)
Sell	EUR	4,024,986	4/14/08 - 5/14/08	6,246,396	6,342,385	(95,989)
Buy	GBP	195,423	4/14/08	394,688	387,118	(7,570)
Sell	GBP	888,649	4/04/08 - 4/14/08	1,736,561	1,761,327	(24,766)
Buy	JPY	170,910,149	4/15/08	1,725,239	1,715,302	(9,937)
Sell	JPY	150,469,134	4/15/08 - 4/17/08	1,441,033	1,510,175	(69,142)
Sell	SEK	651,446	4/15/08	103,674	109,546	(5,872)

						$(231,234)

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 Year (Long)	3	$421,560,000	Jun-08	$37,394

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	33.1%
Japan	23.3%
Germany	10.0%
United Kingdom	9.8%
Spain	4.8%
France	4.5%
Italy	4.0%
Belgium	3.4%
Canada	3.0%
Other Countries	4.1%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 0.9%
United Technologies Corp.	15,510	$1,067,398

Alcoholic Beverages - 0.9%
Pernod Ricard S.A. (l)	10,218	$1,050,873

Apparel Manufacturers - 4.1%
Billabong International Ltd. (l)	46,290	$552,722
Li & Fung Ltd.	271,800	1,017,010
LVMH Moet Hennessy Louis Vuitton S.A.	20,870	2,322,282
NIKE, Inc., “B”	14,600	992,800

		$4,884,814

Automotive - 2.0%
Continental AG (l)	5,124	$522,369
PT Astra International Tbk.	388,500	1,030,508
Toyota Industries Corp.	22,600	815,315

		$2,368,192

Biotechnology - 2.0%
Actelion Ltd. (a)	18,093	$986,196
Genzyme Corp. (a)	13,670	1,018,962
Millipore Corp. (a)(l)	6,580	443,558

		$2,448,716

Broadcasting - 4.1%
Grupo Televisa S.A., ADR	48,450	$1,174,428
Societe Television Francaise 1 (l)	22,190	487,879
Walt Disney Co. (l)	37,050	1,162,629
WPP Group PLC	179,400	2,138,005

		$4,962,941

Brokerage & Asset Managers - 3.4%
Daiwa Securities Group, Inc.	114,000	$991,872
Goldman Sachs Group, Inc.	4,290	709,523
ICAP PLC	46,180	521,048
Invesco Ltd.	30,960	754,186
Julius Baer Holding Ltd.	15,202	1,120,123

		$4,096,752

Business Services - 5.8%
Accenture Ltd., “A” (l)	19,820	$697,069
Amdocs Ltd. (a)	14,510	411,504
Capita Group PLC	32,841	441,853
Fidelity National Information Services, Inc.	17,560	669,738
Infosys Technologies Ltd., ADR (l)	33,680	1,204,734
Intertek Group PLC	34,590	707,851
Satyam Computer Services Ltd.	110,680	1,093,420
Visa, Inc., “A” (a)	27,650	1,724,254

		$6,950,423

Chemicals - 1.4%
3M Co.	14,710	$1,164,297
Wacker Chemie AG (l)	2,730	559,208

		$1,723,505

Computer Software - 1.5%
Oracle Corp. (a)	57,350	$1,121,766
VeriSign, Inc. (a)	19,970	663,803

		$1,785,569

Computer Software - Systems - 2.0%
EMC Corp. (a)(l)	54,340	$779,236
Fujitsu Ltd.	86,000	564,413
International Business Machines Corp.	8,840	1,017,838

		$2,361,487

Conglomerates - 0.8%
Siemens AG	9,220	$999,021

Consumer Goods & Services - 4.3%
Alberto-Culver Co. (l)	30,010	$822,574
Colgate-Palmolive Co.	10,700	833,637
L’Oreal S.A. (l)	6,020	764,314
Procter & Gamble Co.	19,780	1,385,985
Reckitt Benckiser Group PLC	24,780	1,371,428

		$5,177,938

Electrical Equipment - 1.7%
Keyence Corp.	3,300	$768,948
Schneider Electric S.A. (l)	9,813	1,269,425

		$2,038,373

Electronics - 8.0%
ARM Holdings PLC	185,940	$324,465
Canon, Inc.	17,900	829,036
Hirose Electric Co. Ltd. (l)	10,100	1,137,278
Hoya Corp.	21,900	518,819
Intel Corp.	92,100	1,950,678
Konica Minolta Holdings, Inc.	43,500	599,481
Marvell Technology Group Ltd. (a)	36,720	399,514
National Semiconductor Corp. (l)	37,090	679,489
Royal Philips Electronics N.V. (l)	32,390	1,238,704
SUMCO Corp. (l)	34,900	761,092
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,770	1,158,148

		$9,596,704

Energy - Independent - 2.0%
INPEX Holdings, Inc.	217	$2,434,672

Energy - Integrated - 3.8%
OAO Gazprom, ADR	32,760	$1,670,760
Petroleo Brasileiro S.A., ADR	11,620	1,186,518
TOTAL S.A.	22,540	1,673,496

		$4,530,774

Food & Beverages - 3.4%
Nestle S.A.	5,950	$2,972,155
PepsiCo, Inc.	15,890	1,147,258

		$4,119,413

Food & Drug Stores - 0.9%
Tesco PLC	136,239	$1,023,888

Gaming & Lodging - 0.4%
International Game Technology (l)	12,450	$500,615

Internet - 1.1%
Google, Inc., “A” (a)(l)	2,980	$1,312,601

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 2.1%
Bucyrus International, Inc., “A” (l)	9,360	$951,444
GEA Group AG	24,420	820,972
Ingersoll-Rand Co. Ltd., “A”	17,730	790,403

		$2,562,819

Major Banks - 6.2%
Bank of New York Mellon Corp.	20,310	$847,536
Erste Bank der oesterreichischen Sparkassen AG	21,920	1,420,225
HSBC Holdings PLC	66,343	1,091,906
Raiffeisen International Bank Holding AG	6,590	898,155
Standard Bank Group Ltd.	72,020	783,178
Standard Chartered PLC	28,940	988,197
State Street Corp.	8,940	706,260
UniCredito Italiano S.p.A.	107,774	720,735

		$7,456,192

Medical Equipment - 3.5%
Boston Scientific Corp. (a)	38,770	$498,970
Medtronic, Inc.	20,600	996,422
ResMed, Inc. (a)(l)	17,420	734,776
Synthes, Inc.	9,630	1,346,426
Zimmer Holdings, Inc. (a)	8,290	645,459

		$4,222,053

Metals & Mining - 4.2%
Anglo American PLC	17,930	$1,076,584
BHP Billiton PLC	94,000	2,786,640
Mining & Metallurgical Co. Norilsk Nickel, ADR	40,680	1,145,142

		$5,008,366

Network & Telecom - 3.8%
Cisco Systems, Inc. (a)	70,100	$1,688,709
NICE Systems Ltd., ADR (a)	19,440	548,597
Nokia Oyj	38,240	1,209,536
Research in Motion Ltd. (a)	9,810	1,100,976

		$4,547,818

Oil Services - 2.5%
Halliburton Co.	19,880	$781,880
Schlumberger Ltd.	13,900	1,209,300
Tenaris S.A., ADR	20,200	1,006,970

		$2,998,150

Other Banks & Diversified Financials - 4.4%
Aeon Credit Service Co. Ltd.	48,600	$652,654
American Express Co.	30,910	1,351,385
Bank of Cyprus Public Co. Ltd.	50,153	593,692
Housing Development Finance Corp. Ltd.	22,070	1,315,776
UBS AG	49,011	1,423,783

		$5,337,290

Pharmaceuticals - 5.4%
Bayer AG (l)	13,060	$1,046,329
Merck & Co., Inc.	22,860	867,537
Novartis AG	28,540	1,462,264
Novo Nordisk A/S, “B” (l)	19,595	1,339,638
Roche Holding AG	9,620	$1,809,832

		$6,525,600

Restaurants - 0.9%
YUM! Brands, Inc. (l)	29,480	$1,096,951

Specialty Chemicals - 4.4%
Akzo Nobel N.V.	10,940	$877,517
L’Air Liquide S.A.	7,218	1,100,177
Linde AG	8,160	1,152,572
Praxair, Inc. (l)	13,280	1,118,574
Symrise AG	37,557	969,790

		$5,218,630

Specialty Stores - 1.9%
Industria de Diseno Textil S.A. (Inditex) (l)	17,310	$961,434
PetSmart, Inc. (l)	31,550	644,882
Staples, Inc.	30,450	673,250

		$2,279,566

Telecommunications - Wireless - 3.8%
America Movil S.A.B. de C.V., “L”, ADR	27,340	$1,741,285
MTN Group Ltd.	76,780	1,164,373
Rogers Communications, Inc., “B”	20,410	732,763
Turkcell Iletisim Hizmetleri A.S., ADR	44,780	935,454

		$4,573,875

Telephone Services - 1.5%
Telefonica S.A.	34,920	$1,003,111
Telenor A.S.A.	42,310	809,749

		$1,812,860

Total Common Stocks		$119,074,839

COLLATERAL FOR SECURITIES LOANED - 13.5%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	16,181,815	$16,181,815

Total Investments		$135,256,654

OTHER ASSETS, LESS LIABILITIES - (12.6)%		(15,171,528)

NET ASSETS - 100.0%		$120,085,126

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$105,846,336	$29,410,318	—	$135,256,654
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$134,719,555

Gross unrealized appreciation	$10,500,096
Gross unrealized depreciation	(9,962,997)

Net unrealized appreciation (depreciation)	$537,099

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $16,737,896. These loans were collateralized by cash of $16,181,815 and U.S. Treasury obligations of $1,190,217.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	32.6%
United Kingdom	10.3%
Switzerland	9.3%
Japan	8.3%
France	7.2%
Germany	5.1%
India	3.0%
Mexico	2.4%
Russia	2.3%
Other Countries	19.5%

3

MFS INVESTMENT MANAGEMENT

MFS® Global Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Global Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.2%
Aerospace - 2.4%
Lockheed Martin Corp.	21,110	$2,096,223
Northrop Grumman Corp.	9,390	730,636
United Technologies Corp.	13,450	925,629

		$3,752,488

Alcoholic Beverages - 0.9%
Heineken N.V.	22,820	$1,325,100

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	14,090	$958,120

Automotive - 0.9%
Bayerische Motoren Werke AG	19,420	$1,072,498
Johnson Controls, Inc. (l)	7,660	258,908

		$1,331,406

Broadcasting - 1.9%
Fuji Television Network, Inc.	300	$445,919
Nippon Television Network Corp.	2,350	320,685
Omnicom Group, Inc.	8,720	385,250
Vivendi S.A.	19,760	771,908
Walt Disney Co.	12,830	402,605
WPP Group PLC	50,450	601,240

		$2,927,607

Brokerage & Asset Managers - 0.8%
Franklin Resources, Inc. (l)	4,760	$461,672
Goldman Sachs Group, Inc.	3,900	645,021
Lehman Brothers Holdings, Inc.	5,190	195,352

		$1,302,045

Business Services - 1.0%
Accenture Ltd., “A” (l)	19,780	$695,663
Bunzl PLC	29,260	411,660
USS Co. Ltd.	6,620	460,773

		$1,568,096

Chemicals - 0.6%
PPG Industries, Inc.	15,800	$956,058

Computer Software - 0.7%
Oracle Corp. (a)	53,400	$1,044,504

Computer Software - Systems - 1.2%
Fujitsu Ltd.	81,000	$531,598
Hewlett-Packard Co.	9,550	436,053
International Business Machines Corp.	7,310	841,673

		$1,809,324

Construction - 1.8%
CRH PLC	19,600	$744,931
Geberit AG	2,777	413,706
Masco Corp. (l)	34,470	683,540
Sekisui Chemical Co. Ltd.	66,000	403,608
Sherwin-Williams Co. (l)	4,300	219,472
Toll Brothers, Inc. (a)(l)	15,870	372,628

		$2,837,885

Consumer Goods & Services - 2.0%
Henkel KGaA, IPS (l)	20,030	$925,668
Kao Corp.	32,000	906,402
KOSE Corp.	12,600	272,251
Procter & Gamble Co.	10,860	760,960
Uni-Charm Corp.	3,600	264,602

		$3,129,883

Electrical Equipment - 1.7%
Legrand S.A. (l)	27,340	$857,432
OMRON Corp.	23,200	481,171
Rockwell Automation, Inc. (l)	4,040	231,977
Spectris PLC	45,690	674,525
W.W. Grainger, Inc. (l)	5,590	427,020

		$2,672,125

Electronics - 2.5%
Intel Corp.	39,490	$836,398
Konica Minolta Holdings, Inc.	45,500	627,044
Ricoh Co. Ltd.	30,000	501,222
Samsung Electronics Co. Ltd.	1,563	993,171
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,529	950,273

		$3,908,108

Energy - Independent - 1.4%
Apache Corp.	6,030	$728,545
Devon Energy Corp.	7,730	806,471
EOG Resources, Inc. (l)	4,900	588,000

		$2,123,016

Energy - Integrated - 5.4%
ConocoPhillips	8,530	$650,071
Exxon Mobil Corp.	16,440	1,390,495
Hess Corp.	11,890	1,048,460
Royal Dutch Shell PLC, “A”	48,360	1,665,705
Statoil A.S.A.	35,380	1,059,778
TOTAL S.A., ADR	35,310	2,613,293

		$8,427,802

Food & Beverages - 2.6%
Kellogg Co. (l)	10,750	$565,020
Nestle S.A.	5,804	2,899,225
Nong Shim Co. Ltd.	1,373	250,241
PepsiCo, Inc.	4,590	331,398

		$4,045,884

Food & Drug Stores - 0.7%
CVS Caremark Corp.	13,770	$557,823
Lawson, Inc. (l)	13,700	605,775

		$1,163,598

Forest & Paper Products - 0.5%
UPM-Kymmene Corp. (l)	43,200	$767,078

Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd. (l)	19,190	$631,351

General Merchandise - 0.4%
Macy’s, Inc. (l)	26,510	$611,321

Health Maintenance Organizations - 0.4%
WellPoint, Inc. (a)	13,070	$576,779

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Insurance - 3.5%
Allstate Corp.		33,320	$1,601,359
Aviva PLC (l)		47,870	586,155
Benfield Group PLC		59,170	292,155
Genworth Financial, Inc., “A” (l)		16,920	383,069
Hartford Financial Services Group, Inc. (l)		5,360	406,127
Jardine Lloyd Thompson Group PLC		66,470	488,014
MetLife, Inc. (l)		21,540	1,298,000
Prudential Financial, Inc. (l)		4,160	325,520

			$5,380,399

Leisure & Toys - 0.5%
Heiwa Corp. (l)		19,500	$185,742
NAMCO BANDAI Holdings, Inc. (l)		19,800	271,370
Sankyo Co. Ltd. (l)		5,600	334,368

			$791,480

Machinery & Tools - 0.6%
Assa Abloy AB, “B” (l)		49,220	$892,484

Major Banks - 4.8%
Bank of America Corp.		28,254	$1,071,109
Bank of New York Mellon Corp.		26,061	1,087,526
Credit Agricole S.A.		43,992	1,360,922
PNC Financial Services Group, Inc. (l)		8,900	583,573
Royal Bank of Scotland Group PLC		138,220	924,346
State Street Corp. (l)		7,050	556,950
Sumitomo Mitsui Financial Group, Inc.		54	356,349
SunTrust Banks, Inc. (l)		7,010	386,531
Svenska Handelsbanken AB, “A”		17,500	509,479
UniCredito Italiano S.p.A.		88,488	591,761

			$7,428,546

Natural Gas - Distribution - 0.4%
Tokyo Gas Co. Ltd. (l)		149,000	$603,420

Oil Services - 0.2%
Fugro N.V.		4,310	$334,624

Other Banks & Diversified Financials - 3.4%
Aiful Corp. (l)		8,900	$142,868
Bangkok Bank Public Co. Ltd.		110,500	489,479
Citigroup, Inc.		18,313	392,264
DNB Holding A.S.A.		42,200	640,316
Hachijuni Bank Ltd. (l)		45,000	288,923
ING Groep N.V.		39,780	1,489,302
Joyo Bank Ltd. (l)		45,000	228,298
Sapporo Hokuyo Holdings, Inc.		40	279,648
Shinhan Financial Group Co. Ltd.		12,100	638,996
Takefuji Corp. (l)		12,510	268,464
Unione di Banche Italiane ScpA		16,514	422,981

			$5,281,539

Pharmaceuticals - 6.3%
Astellas Pharma, Inc.		18,700	$723,738
GlaxoSmithKline PLC		91,410	1,932,248
Hisamitsu Pharmaceutical Co., Inc.		17,300	629,659
Johnson & Johnson		18,280	1,185,824
Merck & Co., Inc.		17,780	674,751
Merck KGaA (l)		4,020	495,352
Novartis AG		34,280	1,756,356
Pfizer, Inc.		15,750	329,648
Roche Holding AG		6,000	1,128,794
Wyeth		20,310	848,146

			$9,704,516

Printing & Publishing - 0.3%
Reed Elsevier PLC		40,872	$519,512

Railroad & Shipping - 0.3%
Burlington Northern Santa Fe Corp. (l)		5,060	$466,633

Specialty Chemicals - 0.2%
Praxair, Inc. (l)		3,030	$255,217

Specialty Stores - 0.1%
Praktiker Bau-und
Heimwerkermaerkte Holding AG		8,490	$226,865

Telecommunications - Wireless - 1.6%
KDDI Corp.		152	$938,971
Vodafone Group PLC		521,200	1,559,572

			$2,498,543

Telephone Services - 2.3%
AT&T, Inc.		25,690	$983,927
Embarq Corp.		6,944	278,454
Royal KPN N.V.		65,630	1,108,382
Telefonica S.A.		34,240	983,577
TELUS Corp.		4,056	170,586

			$3,524,926

Tobacco - 1.1%
Altria Group, Inc.		16,776	$372,427
Philip Morris International, Inc. (a)		25,676	1,298,692

			$1,671,119

Trucking - 1.3%
TNT N.V. (l)		31,540	$1,171,351
Yamato Holdings Co. Ltd. (l)		60,000	885,300

			$2,056,651

Utilities - Electric Power - 1.5%
Dominion Resources, Inc. (l)		14,000	$571,760
E.ON AG (l)		7,280	1,347,363
FPL Group, Inc.		6,920	434,161

			$2,353,284

Total Common Stocks			$91,859,336

BONDS - 31.0%
Asset Backed & Securitized - 1.0%
Bayview Commercial Asset Trust, FRN, 4.808%, 2023 (n)	CAD	170,000	$126,427
Commercial Mortgage Asset Trust, FRN, 0.087%, 2032 (i)(n)		$3,791,850	104,159
Commercial Mortgage Pass-Through Certificates, FRN, 3.04%, 2017 (n)		360,000	344,331
Commercial Mortgage Pass-Through Certificates, FRN, 3.321%, 2017 (n)		700,000	648,322
First Union National Bank
Commercial Mortgage Trust, FRN,
1.219%, 2043 (i)(n)		7,389,902	162,676
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 3.281%, 2018 (n)		123,062	122,700

			$1,508,615

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - 0.1%
Banco Central del Peru, 0%, 2008		630,000	$228,710

International Market Quasi-Sovereign - 0.3%
Canada Housing Trust, 4.6%, 2011	CAD	410,000	$415,024

International Market Sovereign - 21.6%
Federal Republic of Germany, 5.25%, 2010	EUR	1,108,000	$1,814,375
Federal Republic of Germany, 3.75%, 2015	EUR	1,266,000	1,997,812
Federal Republic of Germany, 6.25%, 2030	EUR	1,199,000	2,323,786
Government of Canada, 4.5%, 2015	CAD	1,150,000	1,211,339
Government of Canada, 5.75%, 2033	CAD	106,000	132,723
Government of Japan, 0.8%, 2010	JPY	58,000,000	585,719
Government of Japan, 1.5%, 2012	JPY	166,000,000	1,718,379
Government of Japan, 1.3%, 2014	JPY	34,000,000	350,372
Government of Japan, 1.7%, 2017	JPY	102,000,000	1,069,994
Government of Japan, 2.1%, 2024	JPY	219,000,000	2,274,559
Government of Japan, 2.2%, 2027	JPY	97,000,000	993,084
Government of Japan, 2.4%, 2037	JPY	38,000,000	382,710
Kingdom of Belgium, 5.5%, 2017	EUR	1,210,000	2,098,664
Kingdom of Denmark, 4%, 2015	DKK	1,785,000	376,830
Kingdom of Netherlands, 3.75%, 2014	EUR	1,045,000	1,645,962
Kingdom of Spain, 5%, 2012	EUR	1,770,000	2,917,831
Kingdom of Sweden, 4.5%, 2015	SEK	2,360,000	412,003
Republic of France, 6%, 2025	EUR	1,070,000	1,985,394
Republic of France, 4.75%, 2035	EUR	497,000	795,461
Republic of Italy, 4.75%, 2013	EUR	1,500,000	2,448,400
United Kingdom Treasury, 9%, 2011	GBP	532,000	1,218,349
United Kingdom Treasury, 8%, 2015	GBP	1,009,000	2,492,973
United Kingdom Treasury, 8%, 2021	GBP	442,000	1,169,466
United Kingdom Treasury, 4.25%, 2036	GBP	601,000	1,164,462

			$33,580,647

Mortgage Backed - 1.4%
Fannie Mae, 5.369%, 2013		$146,312	$150,805
Fannie Mae, 4.78%, 2015		98,183	98,036
Fannie Mae, 4.856%, 2015		78,027	77,565
Fannie Mae, 5.09%, 2016		99,000	99,684
Fannie Mae, 5.423%, 2016		105,335	109,842
Fannie Mae, 4.996%, 2017		43,766	44,688
Fannie Mae, 5.05%, 2017		90,000	90,347
Fannie Mae, 5.32%, 2017		72,425	74,484
Fannie Mae, 5.5%, 2024		139,585	141,411
Freddie Mac, 5%, 2022 - 2025		1,120,255	1,132,464
Freddie Mac, 4%, 2024		142,004	142,518

			$2,161,844

Municipals - 0.5%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$355,000	$388,668
New York Urban Development Corp. Rev., Service Contract, “A”, FSA, 5%, 2018		330,000	360,855

			$749,523

U.S. Government Agencies - 0.9%
Aid-Egypt, 4.45%, 2015		$349,000	$362,217
Small Business Administration, 5.09%, 2025		66,845	66,882
Small Business Administration, 5.21%, 2026		779,652	793,321
Small Business Administration, 5.36%, 2026		95,023	96,814

			$1,319,234

U.S. Treasury Obligations - 5.2%
U.S. Treasury Bonds, 4.75%, 2017		$2,108,000	$2,332,304
U.S. Treasury Bonds, 8%, 2021		779,000	1,098,755
U.S. Treasury Bonds, 4.75%, 2037		358,000	385,046
U.S. Treasury Notes, 4%, 2010		410,000	429,411
U.S. Treasury Notes, 4.75%, 2012		768,000	841,440
U.S. Treasury Notes, 4%, 2015 (f)		2,837,000	3,050,660

			$8,137,616

Total Bonds			$48,101,213

SHORT-TERM OBLIGATIONS(y) - 7.4%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08		$6,203,000	$6,203,000
Societe Generale North America, Inc., 2.78%, due 4/01/08		5,311,000	5,311,000

Total Short-Term Obligations			$11,514,000

COLLATERAL FOR SECURITIES LOANED - 10.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		16,426,056	$16,426,056

Total Investments			$167,900,605

OTHER ASSETS, LESS LIABILITIES - (8.2)%			(12,787,164)

NET ASSETS - 100.0%			$155,113,441

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Global Total Return Portfolio

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,508,615, representing 1.0% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically
and may not be the rate reported at period end.
IPS	International Preference Stock

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust II – Global Total Return Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$82,205,638	$85,694,967	$—	$167,900,605
Other Financial Instruments	1,121,147	—	—	1,121,147

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$160,555,688

Gross unrealized appreciation	$14,179,239
Gross unrealized depreciation	(6,834,322)

Net unrealized appreciation (depreciation)	$7,344,917

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $16,109,021. These loans were collateralized by cash of $16,426,056 and U.S. Treasury obligations of $257,779.

(4) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	628,093	4/15/08	$557,080	$572,759	$15,679
SELL	CAD	885,719	4/28/08	888,640	860,887	27,753
BUY	CHF	325,813	5/07/08	313,282	328,035	14,753
BUY	DKK	710,419	4/15/08	140,927	150,279	9,352
BUY	EUR	8,858,982	4/14/08 - 5/14/08	13,720,212	13,959,996	239,784
BUY	GBP	335,650	4/04/08 - 4/14/08	657,807	665,130	7,323
SELL	GBP	455,397	4/14/08	907,657	902,108	5,549
BUY	JPY	1,462,862,068	4/14/08 -4/15/08	13,533,844	14,681,689	1,147,845
SELL	JPY	117,427,222	4/15/08	1,183,398	1,178,533	4,865
BUY	NOK	3,248,711	4/21/08	599,699	636,563	36,864
BUY	SEK	1,953,320	4/15/08	318,842	328,466	9,624

						$1,519,391

5

MFS Variable Insurance Trust II - Global Total Return Portfolio

Supplemental Information (Unaudited)3/31/08 – continued

Forward Foreign Currency Exchange Contracts at 3/31/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	AUD	20,000	4/15/08	$18,552	$18,238	$(314)
SELL	AUD	473,717	4/15/08	426,725	431,983	(5,258)
BUY	CAD	165,323	4/28/08	167,000	160,688	(6,312)
SELL	CHF	325,813	5/07/08	322,843	328,035	(5,192)
SELL	DKK	369,252	4/15/08	76,000	78,110	(2,110)
BUY	EUR	1,472,657	4/14/08 - 5/14/08	2,324,013	2,321,092	(2,921)
SELL	EUR	7,644,163	4/14/08 - 5/14/08	11,844,009	12,045,064	(201,055)
BUY	GBP	356,047	4/14/08	718,865	705,303	(13,562)
SELL	GBP	1,586,445	4/04/08 - 4/14/08	3,100,163	3,144,433	(44,270)
BUY	JPY	162,225,395	4/15/08	1,635,080	1,628,140	(6,940)
SELL	JPY	272,927,717	4/15/08 - 4/17/08	2,578,294	2,739,197	(160,903)
SELL	NOK	163,321	4/21/08	31,878	32,002	(124)
SELL	SEK	754,307	4/15/08	115,000	126,842	(11,842)

						$(460,803)

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 yr (Long)	5	$7,044,775	Jun-08	$62,559

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	33.9%
Japan	12.5%
United Kingdom	10.1%
Germany	6.6%
France	5.4%
Netherlands	4.6%
Switzerland	4.0%
Spain	2.5%
Italy	2.2%
Other Countries	18.2%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS INVESTMENT MANAGEMENT

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 100.1%
Agency - Other - 6.0%
Financing Corp., 9.4%, 2018	$5,475,000	$7,807,106
Financing Corp., 9.8%, 2018	7,760,000	11,353,082
Financing Corp., 10.35%, 2018	7,065,000	10,710,363
Financing Corp., STRIPS, 0%, 2017	8,940,000	6,018,372

		$35,888,923

Mortgage Backed - 58.3%
Fannie Mae, 5.78%, 2008	$1,570,612	$1,571,527
Fannie Mae, 4.73%, 2012	913,371	925,385
Fannie Mae, 4.79%, 2012 - 2015	7,252,459	7,414,003
Fannie Mae, 4.54%, 2013	926,220	934,010
Fannie Mae, 4.845%, 2013	1,750,134	1,784,800
Fannie Mae, 5%, 2013 - 2027	23,012,068	23,356,347
Fannie Mae, 5.06%, 2013 - 2017	1,560,921	1,584,522
Fannie Mae, 5.369%, 2013	1,573,346	1,621,652
Fannie Mae, 4.55%, 2014	1,508,017	1,515,087
Fannie Mae, 4.6%, 2014	845,655	846,060
Fannie Mae, 4.62%, 2014 - 2015	5,075,132	5,095,741
Fannie Mae, 4.77%, 2014	726,189	735,195
Fannie Mae, 4.82%, 2014 - 2015	3,062,378	3,087,336
Fannie Mae, 4.85%, 2014 - 2015	5,890,798	5,991,129
Fannie Mae, 4.87%, 2014 - 2015	3,791,669	3,853,468
Fannie Mae, 4.88%, 2014 - 2020	980,238	995,865
Fannie Mae, 5.1%, 2014	908,909	927,455
Fannie Mae, 4.56%, 2015	1,092,953	1,082,499
Fannie Mae, 4.665%, 2015	738,196	735,147
Fannie Mae, 4.69%, 2015	602,344	601,040
Fannie Mae, 4.7%, 2015	1,092,932	1,090,392
Fannie Mae, 4.74%, 2015	690,706	695,557
Fannie Mae, 4.78%, 2015	960,657	959,213
Fannie Mae, 4.81%, 2015	963,652	963,622
Fannie Mae, 4.815%, 2015	824,000	832,191
Fannie Mae, 4.89%, 2015	717,637	722,819
Fannie Mae, 4.925%, 2015	2,505,002	2,551,143
Fannie Mae, 5.47%, 2015	1,458,579	1,526,144
Fannie Mae, 4.85%, 2015	108,655	110,921
Fannie Mae, 5.09%, 2016	600,000	604,145
Fannie Mae, 5.42%, 2016	1,409,339	1,469,645
Fannie Mae, 6.5%, 2016 - 2036	10,893,482	11,390,210
Fannie Mae, 4.996%, 2017	2,317,870	2,366,697
Fannie Mae, 5.05%, 2017	936,000	939,613
Fannie Mae, 5.5%, 2017 - 2038	78,102,516	79,221,114
Fannie Mae, 6%, 2017 - 2037	15,980,527	16,419,270
Fannie Mae, 4.5%, 2019	21,905,953	21,868,724
Fannie Mae, 5.19%, 2020	665,507	670,027
Fannie Mae, 7.5%, 2022 - 2031	1,076,408	1,164,168
Freddie Mac, 4.5%, 2013 - 2021	2,679,883	2,699,492
Freddie Mac, 4.375%, 2015	2,862,189	2,899,045
Freddie Mac, 5%, 2016 - 2027	26,634,509	27,005,738
Freddie Mac, 6%, 2021 - 2037	29,171,998	30,049,820
Freddie Mac, 5.5%, 2022 - 2035	49,382,951	50,167,919
Freddie Mac, 4%, 2024	1,333,888	1,338,716
Freddie Mac, 6.5%, 2032 - 2037	6,855,504	7,140,356
Ginnie Mae, 5.5%, 2033 - 2038	12,657,865	12,936,857
Ginnie Mae, TBA, 5.5%, 2038	3,091,000	3,158,133

		$347,619,959

Municipals - 4.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$6,272,394
Clark County, NV School District, 5%, 2017	4,290,000	4,689,785
Gwinnett County Development Authority, GA, Certificates of Participation (Gwinnett County Public Schools Project), 5.25%, 2014 (c)	2,355,000	2,618,124
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	795,000	870,398
New Jersey State Turnpike Authority, 5.75%, 2010 (c)	3,260,000	3,454,557
Puerto Rico Commonwealth, “A”, 5%, 2014 (c)	2,750,000	3,034,598
University of California Revenues, “J”, FSA, 4.5%, 2031	5,000,000	4,595,800

		$25,535,656

U.S. Government Agencies - 13.4%
Aid-Egypt, 4.45%, 2015	$3,299,000	$3,423,933
Aid-Lebanon, 7.62%, 2009	1,786,049	1,859,598
Aid-Peru, 9.98%, 2008	273,341	274,088
Empresa Energetica Cornito Ltd., 6.07%, 2010	3,918,000	4,130,121
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,823,781
Freddie Mac, 5.4%, 2009	26,122,000	26,362,636
Small Business Administration, 8.7%, 2009	44,700	45,452
Small Business Administration, 9.05%, 2009	2,811	2,880
Small Business Administration, 10.05%, 2009	2,409	2,436
Small Business Administration, 6.34%, 2021	1,793,140	1,884,318
Small Business Administration, 6.35%, 2021	2,006,457	2,108,091
Small Business Administration, 6.44%, 2021	2,203,716	2,320,057
Small Business Administration, 6.625%, 2021	2,568,993	2,741,443
Small Business Administration, 6.07%, 2022	2,036,966	2,159,839
Small Business Administration, 4.98%, 2023	1,459,716	1,479,938
Small Business Administration, 4.77%, 2024	2,663,014	2,674,743
Small Business Administration, 4.86%, 2024	1,868,635	1,881,396
Small Business Administration, 4.88%, 2024	1,653,307	1,655,438
Small Business Administration, 4.99%, 2024	2,357,113	2,381,801
Small Business Administration, 5.52%, 2024	2,094,210	2,166,779
Small Business Administration, 5.11%, 2025	2,062,598	2,078,636
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,524,778
U.S. Department of Housing & Urban Development, 6.59%, 2016	5,744,000	5,818,867

		$79,801,049

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds, 9.25%, 2016	$4,302,000	$6,135,728
U.S. Treasury Bonds, 7.875%, 2021	114,000	158,086
U.S. Treasury Bonds, 6.25%, 2023	2,318,000	2,853,131
U.S. Treasury Bonds, 6.875%, 2025	504,000	664,650
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,269,164
U.S. Treasury Bonds, 6.75%, 2026	22,653,000	29,716,137
U.S. Treasury Notes, 6.5%, 2010	17,355,000	18,900,671
U.S. Treasury Notes, 5.125%, 2011	6,657,000	7,329,464
U.S. Treasury Notes, 4.125%, 2012	8,916,000	9,564,496
U.S. Treasury Notes, 4.25%, 2013	5,823,000	6,338,883
U.S. Treasury Notes, 4.25%, 2013	1,852,000	2,020,995
U.S. Treasury Notes, 4%, 2014	9,562,000	10,311,269
U.S. Treasury Notes, 5.125%, 2016	9,430,000	10,742,835

		$108,005,509

Total Bonds		$596,851,096

REPURCHASE AGREEMENTS - 0.0%
Merrill Lynch, 2.5%, dated 3/31/08, due 4/01/08, total to be received $207,014 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$207,000	$207,000

Total Investments		$597,058,096

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(744,878)

NET ASSETS - 100.0%		$596,313,218

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,823,781, representing 1.0% of net assets.

(c)	Refunded bond.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II - Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market- based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$597,058,096	$—	$597,058,096
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$587,557,514

Gross unrealized appreciation	$11,239,508
Gross unrealized depreciation	(1,738,926)

Net unrealized appreciation (depreciation)	$9,500,582

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® High Yield Portfolio

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 87.8%
Aerospace - 1.8%
Bombardier, Inc., 8%, 2014 (n)	$1,420,000	$1,462,600
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	1,575,000	1,567,125
TransDigm Group, Inc., 7.75%, 2014	495,000	495,000
Vought Aircraft Industries, Inc., 8%, 2011	2,010,000	1,844,175

		$5,368,900

Airlines - 0.3%
Continental Airlines, Inc., 6.9%, 2017	$271,357	$244,221
Continental Airlines, Inc., 6.748%, 2017	222,624	200,362
Continental Airlines, Inc., 6.795%, 2018	525,678	473,110

		$917,693

Asset Backed & Securitized - 7.4%
Airlie LCDO Ltd., CDO, FRN, 4.5%, 2011 (z)	$665,000	$541,975
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	585,000
Arbor Realty Mortgage Securities, CDO, FRN, 6.19%, 2038 (z)	677,291	421,323
Babson Ltd., CLO, “D”, FRN, 6.65%, 2018 (n)	670,000	432,150
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	943,545	851,680
Banc of America Commercial Mortgage, Inc., FRN, 6%, 2017	1,037,572	952,719
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	2,075,160	1,882,834
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,574,558	1,408,385
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)	950,000	411,188
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.54%, 2050 (z)	500,000	177,330
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	758,029
Goldman Sachs Mortgage Securities Corp., FRN, 5.8%, 2045	1,063,408	978,490
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	1,457,387	1,318,340
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	744,523	668,563
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2017	1,791,567	1,671,906
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.47%, 2047	2,086,437	1,871,816
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.75%, 2049	1,570,451	1,438,121
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2051	690,000	481,209
Merrill Lynch Mortgage Trust, FRN, 5.83%, 2050	690,000	474,981
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	1,576,549	1,401,600
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.9%, 2050	404,000	369,817
Wachovia Bank Commercial Mortgage Trust, FRN, 5.59%, 2047	1,574,159	1,418,584
Wachovia Bank Commercial Mortgage Trust, FRN, 5.9%, 2051	1,571,863	1,450,472
Wachovia Credit, CDO, FRN, 3.95%, 2026 (z)	376,000	177,104

		$22,143,616

Automotive - 2.4%
Allison Transmission, Inc., 11%, 2015 (n)	$1,955,000	$1,700,850
Ford Motor Credit Co. LLC, 9.75%, 2010	3,142,000	2,798,809
Ford Motor Credit Co. LLC, 8.625%, 2010	1,065,000	927,930
Ford Motor Credit Co. LLC, 8%, 2016	855,000	669,298
General Motors Acceptance Corp., 8.375%, 2033	1,569,000	1,106,145

		$7,203,032

Broadcasting - 6.5%
Allbritton Communications Co., 7.75%, 2012	$2,128,000	$2,085,440
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	835,000	642,950
CanWest MediaWorks LP, 9.25%, 2015 (n)	1,005,000	924,600
Intelsat Jackson Holdings Ltd., 11.25%, 2016	1,385,000	1,404,044
Intelsat Ltd., 8.625%, 2015	900,000	906,750
Intelsat Ltd., 0% to 2010, 9.25% to 2015	1,590,000	1,351,500
ION Media Networks, Inc., FRN, 10.51%, 2013 (n)	1,575,000	1,181,250
Lamar Media Corp., 6.625%, 2015	2,085,000	1,834,800
Lamar Media Corp., “C”, 6.625%, 2015	925,000	814,000
LBI Media, Inc., 8.5%, 2017 (n)	940,000	814,275
LIN TV Corp., 6.5%, 2013	2,080,000	1,929,200
Local TV Finance LLC, 9.25%, 2015 (n)(p)	1,515,000	1,213,894
Nexstar Broadcasting Group, Inc., 7%, 2014	1,070,000	921,538
Univision Communications, Inc., 9.75%, 2015 (n)(p)	5,715,000	3,457,575

		$19,481,816

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Brokerage & Asset Managers - 0.4%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$1,400,000	$1,200,500

Building - 1.0%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		$1,155,000	$788,287
Building Materials Corp. of America, 7.75%, 2014		1,065,000	766,800
Ply Gem Industries, Inc., 9%, 2012		1,830,000	1,335,900

			$2,890,987

Business Services - 0.8%
SunGard Data Systems, Inc., 10.25%, 2015		$2,387,000	$2,398,935

Cable TV - 3.7%
CCH I Holdings LLC, 11%, 2015		$1,154,000	$802,030
CCH II Holdings LLC, 10.25%, 2010		2,485,000	2,261,350
CCO Holdings LLC, 8.75%, 2013		3,610,000	3,086,550
Charter Communications, Inc., 10.875%, 2014 (z)		255,000	251,175
CSC Holdings, Inc., 6.75%, 2012		1,445,000	1,394,425
Mediacom LLC, 9.5%, 2013		1,750,000	1,610,000
NTL Cable PLC, 9.125%, 2016		1,130,000	1,011,350
Videotron LTEE, 6.875%, 2014		620,000	571,950

			$10,988,830

Chemicals - 3.4%
Innophos, Inc., 8.875%, 2014		$1,600,000	$1,552,000
Koppers Holdings, Inc., 9.875%, 2013		1,365,000	1,433,250
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		1,960,000	1,700,300
Momentive Performance Materials, Inc., 9%, 2014	EUR	205,000	262,085
Momentive Performance Materials, Inc., 9.75%, 2014		$675,000	605,813
Momentive Performance Materials, Inc., 11.5%, 2016		670,000	510,038
Mosaic Co., 7.625%, 2016 (n)		550,000	591,250
Nalco Co., 7.75%, 2011		1,515,000	1,533,938
Nalco Co., 8.875%, 2013		1,895,000	1,947,113

			$10,135,787

Computer Software - 0.5%
First Data Corp., 9.875%, 2015 (n)		$1,955,000	$1,607,987

Consumer Goods & Services - 2.3%
Corrections Corp. of America, 6.25%, 2013		$870,000	$852,600
GEO Group, Inc., 8.25%, 2013		1,270,000	1,279,525
KAR Holdings, Inc., 10%, 2015		1,085,000	938,525
Service Corp. International, 7.375%, 2014		700,000	700,875
Service Corp. International, 6.75%, 2015		405,000	398,419
Service Corp. International, 7%, 2017		2,830,000	2,730,950

			$6,900,894

Containers - 1.4%
Crown Americas LLC, 7.625%, 2013		$980,000	$999,600
Graham Packaging Co. LP, 9.875%, 2014		980,000	823,200
Greif, Inc., 6.75%, 2017		1,005,000	989,925
Owens-Brockway Glass Container, Inc., 8.25%, 2013		1,360,000	1,407,600

			$4,220,325

Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014		$1,525,000	$1,486,875
L-3 Communications Corp., 5.875%, 2015		1,300,000	1,244,750

			$2,731,625

Electronics - 0.9%
Avago Technologies Finance, 11.875%, 2015		$740,000	$780,700
Flextronics International Ltd., 6.25%, 2014		780,000	717,600
Spansion LLC, 11.25%, 2016 (n)		2,055,000	1,253,550

			$2,751,850

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 5.475%, 2012		$1,908,750	$1,615,978

Energy - Independent - 5.4%
Chaparral Energy, Inc., 8.875%, 2017		$1,050,000	$910,875
Chesapeake Energy Corp., 7%, 2014		1,108,000	1,110,770
Chesapeake Energy Corp., 6.375%, 2015		1,740,000	1,687,800
Forest Oil Corp., 7.25%, 2019		915,000	931,012
Hilcorp Energy I LP, 7.75%, 2015 (n)		710,000	665,625
Hilcorp Energy I LP, 9%, 2016 (n)		935,000	942,013
Mariner Energy, Inc., 8%, 2017		1,700,000	1,623,500
Newfield Exploration Co., 6.625%, 2014		1,625,000	1,600,625
Opti Canada, Inc., 8.25%, 2014		2,000,000	1,980,000
Plains Exploration & Production Co., 7%, 2017		2,220,000	2,131,200
Quicksilver Resources, Inc., 7.125%, 2016		1,580,000	1,524,700
Southwestern Energy Co., 7.5%, 2018 (n)		910,000	941,850

			$16,049,970

Entertainment - 0.2%
Marquee Holdings, Inc., 12%, 2014		$750,000	$560,625

Financial Institutions - 1.3%
General Motors Acceptance Corp., 6.875%, 2011		$4,077,000	$3,120,389
Residential Capital LLC, 6.125%, 2008		717,000	494,730
Residential Capital LLC, 6.5%, 2012		179,000	87,710

			$3,702,829

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
Food & Beverages - 2.0%
ARAMARK Corp., 8.5%, 2015		$2,460,000	$2,466,150
B&G Foods, Inc., 8%, 2011		1,190,000	1,151,325
Del Monte Corp., 6.75%, 2015		1,350,000	1,292,625
Michael Foods, Inc., 8%, 2013		950,000	926,250

			$5,836,350

Forest & Paper Products - 2.3%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$185,000	$189,162
Buckeye Technologies, Inc., 8%, 2010		316,000	315,605
Buckeye Technologies, Inc., 8.5%, 2013		2,165,000	2,186,650
Catalyst Paper Corp., 8.625%, 2011		490,000	407,925
Graphic Packaging International Corp., 9.5%, 2013		765,000	734,400
JSG Funding PLC, 7.75%, 2015		150,000	131,250
Millar Western Forest Products Ltd., 7.75%, 2013		1,465,000	988,875
NewPage Holding Corp., 10%, 2012 (n)		980,000	994,700
NewPage Holding Corp., 12%, 2013		800,000	802,000

			$6,750,567

Gaming & Lodging - 6.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		$2,250,000	$1,586,250
Harrah’s Operating Co., Inc., 5.375%, 2013		505,000	325,725
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		2,450,000	2,064,125
Harrah’s Operating Co., Inc., 5.75%, 2017		2,615,000	1,451,325
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		955,000	747,287
Isle of Capri Casinos, Inc., 7%, 2014		1,515,000	1,079,438
Mandalay Resort Group, 9.375%, 2010		1,085,000	1,117,550
MGM Mirage, 8.5%, 2010		1,165,000	1,202,863
MGM Mirage, 8.375%, 2011		1,025,000	1,027,563
MGM Mirage, 6.75%, 2013		1,125,000	1,035,000
MGM Mirage, 5.875%, 2014		970,000	829,350
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		1,725,000	1,358,438
Station Casinos, Inc., 6%, 2012		285,000	233,700
Station Casinos, Inc., 6.5%, 2014		2,635,000	1,581,000
Station Casinos, Inc., 6.875%, 2016		2,495,000	1,453,338
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		2,730,000	1,842,750
Wynn Las Vegas LLC, 6.625%, 2014		805,000	774,813

			$19,710,515

General Merchandise - 0.3%
Buhrmann U.S., Inc., 7.875%, 2015		$1,035,000	$967,725

Industrial - 1.4%
Blount, Inc., 8.875%, 2012		$1,170,000	$1,149,525
JohnsonDiversey, Inc., 9.625%, 2012	EUR	455,000	664,288
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$2,245,000	2,211,325

			$4,025,138

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$1,365,000	$986,213

Machinery & Tools - 0.5%
Case New Holland, Inc., 7.125%, 2014		$1,635,000	$1,602,300

Medical & Health Technology & Services - 7.9%
Community Health Systems, Inc., 8.875%, 2015		$2,585,000	$2,594,694
Cooper Cos., Inc., 7.125%, 2015		1,400,000	1,330,000
DaVita, Inc., 6.625%, 2013		740,000	717,800
DaVita, Inc., 7.25%, 2015		2,595,000	2,530,125
HCA, Inc., 6.375%, 2015		2,605,000	2,204,481
HCA, Inc., 9.25%, 2016		4,745,000	4,922,937
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		1,025,000	1,073,688
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		2,120,000	2,120,000
Psychiatric Solutions, Inc., 7.75%, 2015		1,605,000	1,596,975
U.S. Oncology, Inc., 10.75%, 2014		2,150,000	2,123,125
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,195,000	1,195,000
Universal Hospital Services, Inc., FRN, 8.287%, 2015		290,000	258,100
VWR Funding, Inc., 10.25%, 2015 (p)		840,000	781,200

			$23,448,125

Metals & Mining - 4.6%
Arch Western Finance LLC, 6.75%, 2013		$1,145,000	$1,142,137
FMG Finance Ltd., 10.625%, 2016 (n)		2,140,000	2,407,500
Foundation PA Coal Co., 7.25%, 2014		495,000	490,050
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		3,360,000	3,565,800
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.88%, 2015		1,965,000	1,930,612
Peabody Energy Corp., 5.875%, 2016		1,255,000	1,185,975
Peabody Energy Corp., 7.375%, 2016		1,310,000	1,355,850
PNA Group, Inc., 10.75%, 2016		1,150,000	1,000,500
Ryerson, Inc., 12%, 2015 (n)		640,000	604,800

			$13,683,224

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016		$1,580,000	$1,548,400
Inergy LP, 6.875%, 2014		1,435,000	1,399,125

			$2,947,525

Natural Gas - Pipeline - 2.6%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,625,000	$1,653,437
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		2,780,000	2,842,380
El Paso Corp., 7.75%, 2032		895,000	919,196
Transcontinental Gas Pipe Line Corp., 7%, 2011		303,000	320,044
Williams Cos., Inc., 8.75%, 2032		677,000	781,935
Williams Partners LP, 7.25%, 2017		1,230,000	1,236,150

			$7,753,142

Network & Telecom - 2.8%
Cincinnati Bell, Inc., 8.375%, 2014		$1,705,000	$1,598,437
Citizens Communications Co., 9.25%, 2011		1,286,000	1,331,010
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		1,120,000	1,086,400
Qwest Capital Funding, Inc., 7.25%, 2011		1,085,000	1,030,750
Qwest Corp., 7.875%, 2011		465,000	463,838
Qwest Corp., 8.875%, 2012		1,530,000	1,560,600
Windstream Corp., 8.625%, 2016		1,335,000	1,311,638

			$8,382,673

Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016		$1,650,000	$1,571,625
GulfMark Offshore, Inc., 7.75%, 2014		745,000	756,175

			$2,327,800

Other Banks & Diversified Financials - 0.1%
VTB Capital S.A., 6.609%, 2012 (n)		$362,000	$351,774

Printing & Publishing - 4.0%
American Media Operations, Inc., 10.25%, 2009		$48,468	$32,231
American Media Operations, Inc., “B”, 10.25%, 2009		1,333,000	896,442
Dex Media West LLC, 9.875%, 2013		139,000	120,930
Dex Media, Inc., 0% to 2008, 9% to 2013		3,710,000	2,671,200
Dex Media, Inc., 0% to 2008, 9% to 2013		1,710,000	1,231,200
Idearc, Inc., 8%, 2016		5,220,000	3,379,950
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	710,000	633,155
Nielsen Finance LLC, 10%, 2014		$910,000	905,450
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		315,000	199,238
Quebecor World, Inc., 6.125%, 2013 (d)		800,000	328,000
R.H. Donnelley Corp., 8.875%, 2016		2,330,000	1,473,725

			$11,871,521

Retailers - 0.3%
Couche-Tard, Inc., 7.5%, 2013		$780,000	$778,050

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$1,055,000	$928,400

Supermarkets - 0.3%
Stater Brothers Holdings, Inc., 7.75%, 2015		$1,035,000	$978,075

Telecommunications - Wireless - 1.4%
Alltel Corp., 7%, 2012		$1,556,000	$1,244,800
MetroPCS Wireless, Inc., 9.25%, 2014		1,285,000	1,182,200
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		1,580,000	1,611,600

			$4,038,600

Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014		$990,000	$938,025

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bonds, 4.5%, 2036		$1,693,000	$1,748,949

Utilities - Electric Power - 6.2%
AES Corp., 9.375%, 2010		$2,005,000	$2,120,287
Dynegy Holdings, Inc., 7.5%, 2015		1,335,000	1,251,562
Edison Mission Energy, 7%, 2017		3,220,000	3,203,900
Mirant Americas Generation LLC, 8.3%, 2011		800,000	816,000
Mirant North America LLC, 7.375%, 2013		1,340,000	1,353,400
NRG Energy, Inc., 7.375%, 2016		4,795,000	4,699,100
Reliant Energy, Inc., 6.75%, 2014		495,000	503,663
Reliant Energy, Inc., 7.875%, 2017		2,190,000	2,179,050
Sierra Pacific Resources, 8.625%, 2014		710,000	745,543
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)		1,550,000	1,544,188

			$18,416,693

Total Bonds			$261,343,563

FLOATING RATE LOANS(g)(r) - 5.6%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)		$65,293	$60,750
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014 (o)		1,629,377	1,516,000

			$1,576,750

Automotive - 0.7%
Ford Motor Co., Term Loan B, 5.8%, 2013		$1,810,234	$1,479,867
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011		994,489	497,245

			$1,977,112

4

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 2012 (o)	$1,636,301	$1,443,784

Building - 0.2%
Building Materials Holding Corp.,
Second Lien Term Loan, 8.44%, 2014	$1,021,863	$569,689

Cable TV - 0.3%
Mediacom Illinois LLC, Term Loan A, 4.32%, 2012	$1,050,176	$914,529

Computer Software - 0.5%
First Data Corp., Term Loan B-1, 5.36%, 2014 (o)	$1,570,350	$1,411,913

Food & Beverages - 0.3%
Dole Food Co., Inc., Letter of Credit, 6.51%, 2013	$108,499	$92,844
Dole Food Co., Inc., Term Loan, 5.4%, 2013	239,240	204,721
Dole Food Co., Inc., Term Loan C, 5.75%, 2013	797,468	682,404

		$979,969

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 2009 (o)	$410,542	$400,278

Gaming & Lodging - 0.2%
Harrah’s Entertainment, Inc., Term Loan B-2, 6.24%, 2015	$754,336	$690,784

Medical & Health Technology & Services - 0.9%
Community Health Systems, Inc., Term Loan B, 5.34%, 2014 (o)	$1,525,784	$1,403,722
HCA, Inc., Term Loan B, 4.95%, 2013	1,373,063	1,260,787

		$2,664,509

Printing & Publishing - 0.3%
Idearc, Inc., Term Loan B, 2014 (o)	$151,036	$120,545
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	863,406	778,360

		$898,905

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.34%, 2013 (o)	$589,022	$491,925

Utilities - Electric Power - 0.9%
Calpine Corp., DIP Term Loan, 5.58%, 2009 (o)	$1,320,905	$1,170,180
Texas Competitive Electric
Holdings LLC, Term Loan B-3, 6.58%, 2014 (o)	1,776,182	1,610,219

		$2,780,399

Total Floating Rate Loans		$16,800,546

COMMON STOCKS - 2.0%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	21	$0

Broadcasting - 0.1%
Clear Channel Communications, Inc.	14,400	$420,768

Cable TV - 0.6%
Comcast Corp., “A”	73,100	$1,413,754
Time Warner Cable, Inc. (a)	17,400	434,652

		$1,848,406

Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	14,000	$64,540

Electronics - 0.1%
Intel Corp.	14,500	$307,110

Energy - Integrated - 0.2%
Chevron Corp.	6,100	$520,696

Forest & Paper Products - 0.0%
Louisiana-Pacific Corp.	15,600	$143,208

Gaming & Lodging - 0.1%
MGM Mirage (a)	3,800	$223,326

Major Banks - 0.2%
Bank of America Corp.	8,000	$303,280
JPMorgan Chase & Co.	3,600	154,620

		$457,900

Pharmaceuticals - 0.1%
Johnson & Johnson	5,700	$369,759

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	17,708	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT 30,	200	$480,784

Telephone Services - 0.2%
Windstream Corp.	49,400	$590,330

Utilities - Electric Power - 0.2%
Reliant Energy, Inc. (a)	20,700	$489,555

Total Common Stocks		$5,916,382

5

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
SHORT-TERM OBLIGATIONS - 1.4%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$4,081,000	$4,081,000

Total Investments		$288,141,491

OTHER ASSETS, LESS LIABILITIES - 3.2%		9,628,835

NET ASSETS - 100.0%		$297,770,326

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,823,453, representing 13.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$185,000	$189,162
Airlie LCDO Ltd., CDO, FRN, 4.5%, 2011	10/13/06	665,000	541,975
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,084,018	585,000
Arbor Realty Mortgage Securities, CDO, FRN, 6.19%, 2038	12/20/05	677,291	421,323
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.54%, 2050	4/12/06	500,000	177,330
Charter Communications, Inc., 10.875%, 2014	6/11/08	245,108	251,175
Wachovia Credit, CDO, FRN, 3.95%, 2026	6/08/06	376,000	177,104

Total Restricted Securities			$2,343,069
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Variable Insurance Trust II - High Yield Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$5,916,382	$282,296,900	$—	$288,213,282
Other Financial Instruments	(26,829)	(567,943)	—	(594,772)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$311,948,197

Gross unrealized appreciation	$2,814,306
Gross unrealized depreciation	(26,621,012)

Net unrealized appreciation (depreciation)	$(23,806,706)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of March 31, 2008, the fund had the following unfunded loan commitments of $78,034, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Commitment At Value	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan, 2014	$78,034	$71,791	$(3,386)

(4) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
Sell	EUR	1,012,686	5/14/08	$1,568,752	$1,595,581	$(26,829)

7

MFS Variable Insurance Trust II - High Yield Portfolio

Supplemental Information (Unaudited) 3/31/08 - continued

(4) Derivative Contracts at 3/31/08 - continued

Swap Agreements at 3/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	1,200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(228,250)
6/20/09	USD	600,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(109,950)
6/20/12	USD	2,871,000	JPMorgan Chase Bank	(2)	4.21% (fixed rate)	294,434
6/20/12	USD	1,200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(3)	(343,358)
6/20/12	USD	600,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(3)	(166,229)
9/20/12	USD	1,200,000	Goldman Sachs International	3.75% (fixed rate)	(4)	(14,590)

						$(567,943)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.

(3)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(4)	Fund to pay notional amount upon a defined credit event by Allied Waste, Inc., 7.375%, 4/15/14.

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS INVESTMENT MANAGEMENT

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Alcoholic Beverages - 1.0%
Pernod Ricard S.A. (l)	13,780	$1,417,208

Apparel Manufacturers - 4.6%
Adidas AG	14,040	$933,159
Billabong International Ltd. (l)	71,674	855,817
Li & Fung Ltd.	414,600	1,551,333
LVMH Moet Hennessy Louis Vuitton S.A.	31,860	3,545,179

		$6,885,488

Automotive - 1.5%
Continental AG	8,806	$897,733
Toyota Industries Corp.	36,900	1,331,200

		$2,228,933

Biotechnology - 0.8%
Actelion Ltd. (a)(l)	22,730	$1,238,945

Broadcasting - 3.8%
Grupo Televisa S.A., ADR (l)	68,450	$1,659,228
Societe Television Francaise 1 (l)	39,098	859,625
WPP Group PLC	266,330	3,173,997

		$5,692,850

Brokerage & Asset Managers - 3.6%
Daiwa Securities Group, Inc.	173,000	$1,505,209
ICAP PLC	68,900	777,398
IG Group Holdings PLC	115,320	748,335
Julius Baer Holding Ltd.	30,396	2,239,657

		$5,270,599

Business Services - 3.0%
Capita Group PLC	54,358	$731,350
Infosys Technologies Ltd., ADR (l)	42,400	1,516,648
Intertek Group PLC	58,010	1,187,120
Satyam Computer Services Ltd.	101,610	1,003,817

		$4,438,935

Chemicals - 1.2%
Makhteshim-Agan Industries Ltd.	133,130	$975,383
Wacker Chemie AG (l)	4,150	850,079

		$1,825,462

Computer Software - 1.3%
SAP AG (l)	23,890	$1,187,010
Trend Micro, Inc. (l)	19,500	775,354

		$1,962,364

Computer Software - Systems - 0.5%
Fujitsu Ltd.	109,000	$715,360

Conglomerates - 0.9%
Siemens AG	11,680	$1,265,572

Consumer Goods & Services - 6.8%
AmorePacific Corp.	870	$469,985
Hengan International Group Co. Ltd.	184,000	631,271
Kao Corp.	37,000	1,048,027
Kimberly-Clark de Mexico S.A. de C.V., “A”	320,940	1,423,285
KOSE Corp.	29,500	637,414
L’Oreal S.A. (l)	9,440	1,198,526
Reckitt Benckiser Group PLC	59,540	3,295,191
Uni-Charm Corp.	19,200	1,411,212

		$10,114,911

Electrical Equipment - 2.0%
Keyence Corp.	4,600	$1,071,867
Schneider Electric S.A. (l)	14,850	1,921,019

		$2,992,886

Electronics - 8.4%
ARM Holdings PLC	279,760	$488,180
Canon, Inc.	28,000	1,296,816
Hirose Electric Co. Ltd. (l)	12,700	1,430,043
Hoya Corp.	27,800	658,592
Konica Minolta Holdings, Inc.	55,000	757,965
Royal Philips Electronics N.V. (l)	46,790	1,789,410
Samsung Electronics Co. Ltd.	2,884	1,832,569
SUMCO Corp. (l)	48,200	1,051,135
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	164,382	1,688,203
USHIO, Inc.	44,800	852,827
Venture Corp. Ltd.	85,600	659,507

		$12,505,247

Energy - Independent - 2.2%
INPEX Holdings, Inc.	290	$3,253,709

Energy - Integrated - 4.4%
OAO Gazprom, ADR	37,090	$1,891,590
Petroleo Brasileiro S.A., ADR	17,130	1,749,144
TOTAL S.A.	38,480	2,856,970

		$6,497,704

Food & Beverages - 4.2%
Groupe Danone (l)	12,769	$1,141,520
Nestle S.A.	10,150	5,070,147

		$6,211,667

Food & Drug Stores - 1.6%
Dairy Farm International Holdings Ltd.	230,400	$1,025,280
Tesco PLC	176,948	1,329,832

		$2,355,112

General Merchandise - 0.5%
Massmart Holdings Ltd.	85,320	$702,694

Machinery & Tools - 1.6%
Bucyrus International, Inc., “A” (l)	11,760	$1,195,404
GEA Group AG	34,390	1,156,152

		$2,351,556

Major Banks - 6.3%
Erste Bank der oesterreichischen
Sparkassen AG	32,630	$2,114,139
HSBC Holdings PLC	97,886	1,611,056
Raiffeisen International Bank Holding AG	8,370	1,140,752
Standard Chartered PLC	58,310	1,991,077
Unibanco - Uniao de Bancos
Brasileiros S.A., ADR	8,220	958,781
UniCredito Italiano S.p.A.	221,261	1,479,676

		$9,295,481

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.3%
Synthes, Inc.	13,440	$1,879,124

Metals & Mining - 6.6%
Anglo American PLC	35,192	$2,113,059
BHP Billiton PLC	156,890	4,651,022
Companhia Vale do Rio Doce, ADR	44,110	1,527,970
Mining & Metallurgical Co. Norilsk Nickel, ADR	50,850	1,431,427

		$9,723,478

Network & Telecom - 2.5%
NICE Systems Ltd., ADR (a)(l)	25,920	$731,462
Nokia Oyj	47,950	1,516,665
Research in Motion Ltd. (a)	13,080	1,467,968

		$3,716,095

Oil Services - 0.8%
Acergy S.A. (l)	55,200	$1,189,176

Other Banks & Diversified Financials - 5.5%
ABSA Group Ltd.	93,220	$1,166,694
Aeon Credit Service Co. Ltd.	83,300	1,118,643
Akbank T.A.S.	144,893	609,160
Bank of Cyprus Public Co. Ltd.	63,485	751,512
Housing Development Finance Corp. Ltd.	46,339	2,762,653
UBS AG (l)	61,329	1,781,625

		$8,190,287

Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	33,500	$1,296,536
Bayer AG	19,570	1,567,891
Hisamitsu Pharmaceutical Co., Inc.	27,400	997,263
Merck KGaA (l)	8,590	1,058,475
Novartis AG	46,670	2,391,165
Novo Nordisk A/S, “B”	24,940	1,705,055
Roche Holding AG	23,650	4,449,328

		$13,465,713

Specialty Chemicals - 4.1%
Akzo Nobel N.V.	13,700	$1,098,901
L’Air Liquide S.A.	10,707	1,631,975
Linde AG	13,480	1,904,003
Symrise AG	58,025	1,498,310

		$6,133,189

Specialty Stores - 0.9%
Industria de Diseno Textil S.A. (Inditex) (l)	23,090	$1,282,468
KappAhl Holding AB (l)	13,620	127,207

		$1,409,675

Telecommunications - Wireless - 4.5%
America Movil S.A.B. de C.V., “L”, ADR	35,080	$2,234,245
MTN Group Ltd.	59,200	897,771
Orascom Telecom Holding S.A.E., GDR	22,130	1,504,840
Rogers Communications, Inc., “B”	26,520	952,126
Turkcell Iletisim Hizmetleri A.S., ADR	54,130	1,130,776

		$6,719,758

Telephone Services - 2.9%
Sistema JSFC, GDR	38,750	$1,243,875
Telefonica S.A.	61,250	1,759,466
Telenor A.S.A.	64,060	1,226,011

		$4,229,352

Utilities - Electric Power - 1.1%
CEZ AS	21,580	$1,646,200

Total Common Stocks		$147,524,730

SHORT-TERM OBLIGATIONS - 0.1%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$130,000	$130,000

COLLATERAL FOR SECURITIES LOANED - 11.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	17,106,380	$17,106,380

Total Investments		$164,761,110

OTHER ASSETS, LESS LIABILITIES - (11.1)%		(16,449,409)

NET ASSETS - 100.0%		$148,311,701

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – International Growth Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$121,683,392	$43,077,718	$—	$164,761,110
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$142,294,031

Gross unrealized appreciation	$29,123,604
Gross unrealized depreciation	(6,656,525)

Net unrealized appreciation (depreciation)	$22,467,079

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $16,685,883. These loans were collateralized by cash of $17,106,380 and U.S. Treasury obligations of $310,360.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United Kingdom	14.9%
Japan	14.3%
Switzerland	12.8%
France	9.8%
Germany	8.3%
Mexico	3.6%
India	3.6%
Russia	3.1%
Brazil	2.9%
Other Countries	26.7%

3

MFS
INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.0%
Alcoholic Beverages - 1.6%
Heineken N.V.	96,790	$5,620,353

Apparel Manufacturers - 0.4%
Sanyo Shokai Ltd. (l)	208,400	$1,348,665

Automotive - 1.3%
Bayerische Motoren Werke AG	79,470	$4,388,848

Broadcasting - 3.5%
Fuji Television Network, Inc.	1,575	$2,341,076
Nippon Television Network Corp.	13,120	1,790,377
Vivendi S.A.	119,800	4,679,887
WPP Group PLC	274,540	3,271,840

		$12,083,180

Brokerage & Asset Managers - 0.5%
Van Lanschot N.V. (l)	14,720	$1,539,207

Business Services - 1.9%
Bunzl PLC	175,260	$2,465,739
Intertek Group PLC	44,520	911,060
USS Co. Ltd.	47,860	3,331,210

		$6,708,009

Cable TV - 0.5%
Premiere AG (a)(l)	77,785	$1,678,293

Computer Software - Systems - 0.8%
Fujitsu Ltd.	437,000	$2,868,004

Construction - 3.4%
CRH PLC	97,510	$3,706,030
Fletcher Building Ltd.	195,658	1,293,652
Geberit AG	19,305	2,875,978
Nexity International	33,240	1,428,080
Sekisui Chemical Co. Ltd.	438,000	2,678,492

		$11,982,232

Consumer Goods & Services - 4.2%
Henkel KGaA, IPS (l)	122,310	$5,652,445
Kao Corp.	201,000	5,693,337
KOSE Corp.	93,000	2,009,475
Uni-Charm Corp.	16,200	1,190,710

		$14,545,967

Electrical Equipment - 3.6%
Legrand S.A. (l)	165,130	$5,178,777
OMRON Corp.	156,100	3,237,532
Spectris PLC	283,240	4,181,491

		$12,597,800

Electronics - 5.8%
Hirose Electric Co. Ltd. (l)	10,100	$1,137,278
Konica Minolta Holdings, Inc.	251,500	3,465,966
Ricoh Co. Ltd.	192,000	3,207,818
Samsung Electronics Co. Ltd.	8,544	5,429,080
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	523,679	5,378,183
Venture Corp. Ltd.	223,000	1,718,107

		$20,336,432

Energy - Independent - 0.9%
INPEX Holdings, Inc.	283	$3,175,171

Energy - Integrated - 8.1%
Royal Dutch Shell PLC, “A”	252,070	$8,682,262
Statoil A.S.A. (l)	214,830	6,435,053
TOTAL S.A., ADR	178,130	13,183,401

		$28,300,716

Food & Beverages - 4.7%
Binggrae Co. Ltd.	13,690	$462,765
Nestle S.A.	28,780	14,376,239
Nong Shim Co. Ltd.	9,013	1,642,699

		$16,481,703

Food & Drug Stores - 1.1%
Lawson, Inc.	83,300	$3,683,291

Forest & Paper Products - 1.1%
M-real Oyj, “B” (l)	272,700	$912,482
UPM-Kymmene Corp. (l)	166,210	2,951,298

		$3,863,780

General Merchandise - 0.3%
Daiei, Inc. (a)(l)	178,400	$1,071,302

Insurance - 3.8%
Aviva PLC	322,900	$3,953,820
Benfield Group PLC	379,360	1,873,108
Catlin Group Ltd.	126,460	1,109,003
Euler Hermes	11,518	1,234,747
Hiscox Ltd.	361,102	1,713,143
Jardine Lloyd Thompson Group PLC	467,470	3,432,106

		$13,315,927

Leisure & Toys - 1.4%
Heiwa Corp. (l)	115,500	$1,100,165
NAMCO BANDAI Holdings, Inc. (l)	102,300	1,402,080
Sankyo Co. Ltd. (l)	37,300	2,227,132

		$4,729,377

Machinery & Tools - 2.3%
Assa Abloy AB, “B” (l)	272,700	$4,944,748
GEA Group AG	54,090	1,818,444
Glory Ltd.	62,600	1,352,281

		$8,115,473

Major Banks - 6.7%
Credit Agricole S.A. (l)	266,116	$8,232,475
Royal Bank of Scotland Group PLC	829,303	5,545,965
Sumitomo Mitsui Financial Group, Inc.	401	2,646,222
Svenska Handelsbanken AB, “A”	99,400	2,893,838
UniCredito Italiano S.p.A.	590,703	3,950,308

		$23,268,808

Metals & Mining - 0.6%
Nyrstar N.V. (a)	90,844	$1,951,451

Natural Gas - Distribution - 1.1%
Tokyo Gas Co. Ltd. (l)	973,000	$3,940,451

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 0.6%
Fugro N.V.	27,052	$2,100,291

Other Banks & Diversified Financials - 10.4%
Aiful Corp. (l)	56,600	$908,574
Bangkok Bank Public Co. Ltd.	492,500	2,181,615
Chiba Bank Ltd.	205,000	1,396,281
Dah Sing Financial Holdings Ltd.	162,000	1,069,535
DNB Holding A.S.A.	276,360	4,193,314
Hachijuni Bank Ltd. (l)	315,000	2,022,459
ING Groep N.V.	259,610	9,719,400
Joyo Bank Ltd. (l)	323,000	1,638,673
Krungthai Card PLC	475,200	351,665
Sapporo Hokuyo Holdings, Inc.	222	1,552,049
Shinhan Financial Group Co. Ltd.	75,340	3,978,676
Siam City Bank Public Co. Ltd.	3,223,200	1,760,808
SNS REAAL Groep N.V.	66,640	1,351,579
Takefuji Corp. (l)	71,980	1,544,689
Unione di Banche Italiane ScpA	100,597	2,576,638

		$36,245,955

Pharmaceuticals - 11.4%
Astellas Pharma, Inc.	108,300	$4,191,487
GlaxoSmithKline PLC	459,960	9,722,751
Hisamitsu Pharmaceutical Co., Inc.	92,500	3,366,672
Merck KGaA (l)	23,670	2,916,660
Novartis AG	214,490	10,989,522
Roche Holding AG	37,820	7,115,162
Tanabe Seiyaku Co. Ltd.	125,000	1,455,106

		$39,757,360

Printing & Publishing - 1.1%
Reed Elsevier PLC	220,133	$2,798,047
Wolters Kluwer N.V.	39,400	1,042,876

		$3,840,923

Railroad & Shipping - 0.3%
SMRT Corp. Ltd.	789,820	$1,046,524

Real Estate - 0.5%
Deutsche Wohnen AG	61,260	$1,755,885

Specialty Stores - 0.4%
Praktiker Bau-und
Heimwerkermaerkte Holding AG	49,520	$1,323,247

Telecommunications - Wireless - 4.4%
KDDI Corp.	992	$6,128,021
SmarTone Telecommunications
Holdings Ltd.	757,000	797,620
Vodafone Group PLC	2,860,570	8,559,605

		$15,485,246

Telephone Services - 3.4%
Royal KPN N.V.	361,740	$6,109,190
Telefonica S.A.	202,510	5,817,297

		$11,926,487

Trucking - 3.1%
TNT N.V.	160,840	$5,973,369
Yamato Holdings Co. Ltd. (l)	333,000	4,913,414

		$10,886,783

Utilities - Electric Power - 1.8%
E.ON AG	34,370	$6,361,108

Total Common Stocks		$338,324,249

SHORT-TERM OBLIGATIONS - 1.2%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08 (y)	$4,042,000	$4,042,000

COLLATERAL FOR SECURITIES LOANED - 10.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	35,852,592	$35,852,592

Total Investments		$378,218,841

OTHER ASSETS, LESS LIABILITIES - (8.5)%		(29,504,347)

NET ASSETS - 100.0%		$348,714,494

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – International Value Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$263,193,523	$115,025,318	$—	$378,218,841
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$383,632,720

Gross unrealized appreciation	$17,111,819
Gross unrealized depreciation	(22,525,698)

Net unrealized appreciation (depreciation)	$(5,413,879)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

Japan	24.1%
United Kingdom	16.7%
Switzerland	10.1%
France	9.7%
Netherlands	9.6%
Germany	7.4%
South Korea	3.3%
Norway	3.0%
Sweden	2.2%
Other Countries	13.9%

3

MFS INVESTMENT MANAGEMENT

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 2.5%
Precision Castparts Corp.	25,240	$2,576,499
United Technologies Corp.	94,030	6,471,145

		$9,047,644

Alcoholic Beverages - 1.5%
Diageo PLC	277,420	$5,589,119

Apparel Manufacturers - 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	69,740	$7,760,227
NIKE, Inc., “B”	81,610	5,549,480

		$13,309,707

Automotive - 0.9%
Bayerische Motoren Werke AG	56,570	$3,124,161

Biotechnology - 4.6%
Amgen, Inc. (a)	41,680	$1,741,390
Celgene Corp. (a)	37,870	2,321,052
Genentech, Inc. (a)	28,310	2,298,206
Genzyme Corp. (a)	107,160	7,987,706
Millipore Corp. (a)(l)	34,660	2,336,431

		$16,684,785

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	82,000	$1,987,680
News Corp., “A”	221,850	4,159,688
Omnicom Group, Inc.	83,840	3,704,051

		$9,851,419

Brokerage & Asset Managers - 2.7%
Charles Schwab Corp.	217,680	$4,098,914
Deutsche Boerse AG	19,320	3,111,275
Franklin Resources, Inc.	28,110	2,726,389

		$9,936,578

Business Services - 5.4%
Amdocs Ltd. (a)	263,800	$7,481,368
Automatic Data Processing, Inc.	82,940	3,515,827
Fidelity National Information Services, Inc.	44,560	1,699,518
Visa, Inc., “A” (a)	43,040	2,683,974
Western Union Co.	207,940	4,422,884

		$19,803,571

Cable TV - 1.1%
Comcast Corp., “A”	208,290	$4,028,329

Computer Software - 6.4%
Citrix Systems, Inc. (a)	72,050	$2,113,227
Microsoft Corp.	351,254	9,968,589
Oracle Corp. (a)	466,140	9,117,698
VeriSign, Inc. (a)	65,030	2,161,597

		$23,361,111

Computer Software - Systems - 4.2%
Apple Computer, Inc. (a)	22,320	$3,202,920
Dell, Inc. (a)	135,060	2,690,395
EMC Corp. (a)	223,790	3,209,149
International Business Machines Corp.	32,030	3,687,934
Network Appliance, Inc. (a)	123,350	$2,473,168

		$15,263,566

Consumer Goods & Services - 2.9%
Estee Lauder Cos., Inc., “A” (l)	65,560	$3,005,926
Procter & Gamble Co.	106,201	7,441,504

		$10,447,430

Electrical Equipment - 4.2%
Danaher Corp.	84,100	$6,394,123
General Electric Co.	169,446	6,271,197
W.W. Grainger, Inc.	35,780	2,733,234

		$15,398,554

Electronics - 6.5%
Intel Corp.	283,430	$6,003,047
Intersil Corp., “A”	99,520	2,554,678
KLA-Tencor Corp.	107,750	3,997,525
National Semiconductor Corp.	107,140	1,962,805
Samsung Electronics Co. Ltd., GDR	17,495	5,462,814
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	344,593	3,538,970

		$23,519,839

Energy - Integrated - 3.3%
Exxon Mobil Corp.	71,680	$6,062,694
Hess Corp.	23,880	2,105,738
Marathon Oil Corp.	88,890	4,053,384

		$12,221,816

Food & Beverages - 5.0%
General Mills, Inc.	64,690	$3,873,637
Nestle S.A.	14,794	7,389,927
PepsiCo, Inc.	94,820	6,846,004

		$18,109,568

Food & Drug Stores - 2.8%
CVS Caremark Corp.	164,795	$6,675,845
Walgreen Co.	90,580	3,450,192

		$10,126,037

Gaming & Lodging - 1.7%
International Game Technology	64,140	$2,579,069
Royal Caribbean Cruises Ltd. (l)	106,470	3,502,863

		$6,081,932

General Merchandise - 0.5%
Kohl’s Corp. (a)	42,570	$1,825,827

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	59,360	$2,039,610

Insurance - 1.1%
Aflac, Inc.	32,710	$2,124,515
MetLife, Inc.	30,500	1,837,930

		$3,962,445

Internet - 3.0%
eBay, Inc. (a)	95,310	$2,844,050

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - continued
Google, Inc., “A” (a)	18,410	$8,109,053

		$10,953,103

Major Banks - 3.2%
Bank of New York Mellon Corp.	91,694	$3,826,391
State Street Corp.	97,550	7,706,450

		$11,532,841

Medical & Health Technology & Services - 1.0%
Cardinal Health, Inc.	38,170	$2,004,307
VCA Antech, Inc. (a)	58,100	1,589,035

		$3,593,342

Medical Equipment - 4.5%
Advanced Medical Optics, Inc. (a)	143,840	$2,919,952
Medtronic, Inc.	126,330	6,110,582
ResMed, Inc. (a)(l)	69,600	2,935,728
Stryker Corp.	38,900	2,530,445
Zimmer Holdings, Inc. (a)	23,030	1,793,116

		$16,289,823

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	400,167	$9,640,023
Juniper Networks, Inc. (a)	52,930	1,323,250
QUALCOMM, Inc.	60,620	2,485,420

		$13,448,693

Oil Services - 2.7%
Halliburton Co.	117,340	$4,614,982
Noble Corp.	55,660	2,764,632
Weatherford International Ltd. (a)	36,640	2,655,301

		$10,034,915

Other Banks & Diversified Financials - 1.8%
American Express Co.	104,890	$4,585,791
UBS AG	64,302	1,867,991

		$6,453,782

Pharmaceuticals - 7.3%
Allergan, Inc.	55,610	$3,135,848
Johnson & Johnson	110,730	7,183,055
Merck KGaA (l)	25,500	3,142,156
Roche Holding AG	40,450	7,609,950
Wyeth	136,640	5,706,086

		$26,777,095

Specialty Chemicals - 1.2%
Praxair, Inc.	53,400	$4,497,882

Specialty Stores - 2.1%
Lowe’s Cos., Inc.	90,780	$2,082,493
Nordstrom, Inc.	92,970	3,030,822
Staples, Inc.	119,030	2,631,753

		$7,745,068

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	99,230	$6,319,959
Rogers Communications, Inc., “B”	70,900	2,546,728

		$8,866,687

Trucking - 1.4%
FedEx Corp.	25,290	$2,343,624
United Parcel Service, Inc., “B”	36,060	2,633,101

		$4,976,725

Total Common Stocks		$358,903,004

SHORT-TERM OBLIGATIONS - 0.6%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$2,245,000	$2,245,000

COLLATERAL FOR SECURITIES LOANED - 3.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	13,292,527	$13,292,527

Total Investments		$374,440,531

OTHER ASSETS, LESS LIABILITIES - (2.8)%		(10,251,161)

NET ASSETS - 100.0%		$364,189,370

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$358,903,004	$15,537,527	$—	$374,440,531
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$385,444,643

Gross unrealized appreciation	$19,474,149
Gross unrealized depreciation	(30,478,261)

Net unrealized appreciation (depreciation)	$(11,004,112)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%
Aerospace - 0.9%
Goodrich Corp.	6,360	$365,764
Rockwell Collins, Inc.	3,770	215,456

		$581,220

Airlines - 0.4%
Copa Holdings S.A., “A” (l)	5,960	$227,136

Alcoholic Beverages - 1.1%
Molson Coors Brewing Co.	13,640	$717,055

Apparel Manufacturers - 1.8%
Coach, Inc. (a)	12,770	$385,016
Phillips-Van Heusen Corp.	19,240	729,581

		$1,114,597

Automotive - 1.7%
Autoliv, Inc. (l)	7,980	$400,596
BorgWarner Transmission Systems, Inc. (l)	5,610	241,398
Goodyear Tire & Rubber Co. (a)	16,020	413,316

		$1,055,310

Biotechnology - 2.6%
Genzyme Corp. (a)	11,160	$831,866
Invitrogen Corp. (a)(l)	3,660	312,820
Millipore Corp. (a)(l)	7,740	521,753

		$1,666,439

Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)(l)	4,980	$451,885
CME Group, Inc.	640	300,224
Invesco Ltd.	10,000	243,600
TD AMERITRADE Holding Corp. (a)(l)	16,260	268,453

		$1,264,162

Business Services - 3.4%
Amdocs Ltd. (a)	29,070	$824,425
MasterCard, Inc.	1,940	432,601
Satyam Computer Services Ltd., ADR (l)	25,100	567,009
Visa, Inc., “A” (a)	4,690	292,468

		$2,116,503

Cable TV - 0.8%
Dish Network Corp., “A” (a)	16,690	$479,504

Chemicals - 1.1%
PPG Industries, Inc. (l)	11,680	$706,757

Computer Software - 6.1%
McAfee, Inc. (a)	29,090	$962,588
Salesforce.com, Inc. (a)(l)	11,030	638,306
Synopsys, Inc. (a)(l)	50,790	1,153,441
VeriSign, Inc. (a)	33,060	1,098,914

		$3,853,249

Computer Software - Systems - 0.5%
Network Appliance, Inc. (a)(l)	14,430	$289,322

Construction - 0.9%
Sherwin-Williams Co. (l)	10,910	$556,846

Consumer Goods & Services - 2.3%
Apollo Group, Inc., “A” (a)(l)	14,220	$614,304
New Oriental Education & Technology Group, Inc., ADR (a)(l)	5,620	364,513
Priceline.com, Inc. (a)(l)	4,130	499,152

		$1,477,969

Electrical Equipment - 2.2%
Rockwell Automation, Inc. (l)	17,200	$987,624
WESCO International, Inc. (a)	10,980	400,660

		$1,388,284

Electronics - 5.7%
Flextronics International Ltd. (a)	108,360	$1,017,500
Hittite Microwave Corp. (a)	7,000	261,940
Intersil Corp., “A”	35,340	907,178
MEMC Electronic Materials, Inc. (a)	6,930	491,337
National Semiconductor Corp.	31,090	569,569
SanDisk Corp. (a)	7,520	169,726
Varian Semiconductor Equipment Associates, Inc. (a)(l)	6,005	169,041

		$3,586,291

Energy - Independent - 2.1%
CONSOL Energy, Inc.	10,490	$725,803
Peabody Energy Corp. (l)	3,970	202,470
Sunoco, Inc.	3,600	188,892
Tesoro Corp.	6,600	198,000

		$1,315,165

Energy - Integrated - 1.4%
Hess Corp.	10,260	$904,727

Engineering - Construction - 0.7%
Fluor Corp.	3,040	$429,126

Food & Beverages - 1.2%
General Mills, Inc.	7,220	$432,334
Pepsi Bottling Group, Inc.	9,420	319,432

		$751,766

Food & Drug Stores - 2.1%
Kroger Co. (l)	51,280	$1,302,512

Gaming & Lodging - 3.5%
International Game Technology (l)	41,590	$1,672,334
Royal Caribbean Cruises Ltd. (l)	15,940	524,426

		$2,196,760

Health Maintenance Organizations - 2.6%
CIGNA Corp.	23,330	$946,498
Coventry Health Care, Inc. (a)	17,430	703,301

		$1,649,799

Insurance - 2.6%
Aspen Insurance Holdings Ltd.	14,940	$394,117
Genworth Financial, Inc., “A”	39,750	899,940

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Max Capital Group Ltd.	13,260	$347,280

		$1,641,337

Leisure & Toys - 1.6%
Electronic Arts, Inc. (a)(l)	20,320	$1,014,374

Machinery & Tools - 5.5%
Cummins, Inc.	17,550	$821,691
Eaton Corp.	14,720	1,172,742
Kennametal, Inc.	8,950	263,399
Timken Co.	41,510	1,233,677

		$3,491,509

Major Banks - 0.5%
UnionBanCal Corp.	6,880	$337,670

Medical & Health Technology & Services - 1.5%
Express Scripts, Inc. (a)	7,760	$499,123
Patterson Cos., Inc. (a)(l)	12,210	443,223

		$942,346

Medical Equipment - 4.1%
Advanced Medical Optics, Inc. (a)	23,700	$481,110
Cooper Cos., Inc. (l)	4,970	171,117
St. Jude Medical, Inc. (a)(l)	14,700	634,893
Zimmer Holdings, Inc. (a)	16,780	1,306,491

		$2,593,611

Metals & Mining - 3.1%
Allegheny Technologies, Inc. (l)	4,820	$343,955
Century Aluminum Co. (a)	3,000	198,720
Cleveland-Cliffs, Inc. (l)	8,020	960,956
United States Steel Corp.	3,330	422,477

		$1,926,108

Natural Gas - Distribution - 0.9%
Questar Corp.	9,830	$555,985

Natural Gas - Pipeline - 2.7%
El Paso Corp.	33,270	$553,613
Williams Cos., Inc.	35,590	1,173,758

		$1,727,371

Network & Telecom - 1.8%
Juniper Networks, Inc. (a)	13,060	$326,500
QLogic Corp. (a)(l)	51,520	790,832

		$1,117,332

Oil Services - 8.7%
Cameron International Corp. (a)	27,600	$1,149,264
ENSCO International, Inc.	6,200	388,244
National Oilwell Varco, Inc. (a)(l)	11,010	642,764
Noble Corp.	36,260	1,801,034
Pride International, Inc. (a)	18,120	633,294
TETRA Technologies, Inc. (a)(l)	39,550	626,472
Transocean, Inc. (a)	1,625	219,700

		$5,460,772

Other Banks & Diversified Financials - 1.2%
Northern Trust Corp.	11,100	$737,817

Personal Computers & Peripherals - 1.6%
Nuance Communications, Inc. (a)(l)	58,010	$1,009,954

Pharmaceuticals - 2.5%
Allergan, Inc.	16,900	$952,991
Endo Pharmaceuticals Holdings, Inc. (a)	26,860	643,028

		$1,596,019

Railroad & Shipping - 1.1%
Kirby Corp. (a)	12,100	$689,700

Restaurants - 2.3%
YUM! Brands, Inc.	39,550	$1,471,656

Specialty Chemicals - 1.3%
Airgas, Inc.	6,880	$312,834
Praxair, Inc.	6,380	537,387

		$850,221

Specialty Stores - 3.1%
Advance Auto Parts, Inc.	8,500	$289,425
GameStop Corp., “A” (a)(l)	14,710	760,654
Ross Stores, Inc.	11,460	343,342
TJX Cos., Inc. (l)	17,270	571,119

		$1,964,540

Telephone Services - 0.9%
Embarq Corp.	14,870	$596,287

Tobacco - 1.9%
Loews Corp.	16,280	$1,181,114

Utilities - Electric Power - 1.7%
Constellation Energy Group, Inc.	4,690	$413,986
NRG Energy, Inc. (a)	17,300	674,527

		$1,088,513

Total Common Stocks		$61,624,735

COLLATERAL FOR SECURITIES LOANED - 24.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	15,472,579	$15,472,579

SHORT-TERM OBLIGATIONS - 2.7%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$1,698,000	$1,698,000

Total Investments		$78,795,314

OTHER ASSETS, LESS LIABILITIES - (25.0)%		(15,735,441)

NET ASSETS - 100.0%		$63,059,873

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
MFS	Mid Cap Growth Portfolio

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$61,624,735	$17,170,579	$—	$78,795,314
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$80,899,799

Gross unrealized appreciation	$4,500,266
Gross unrealized depreciation	(6,604,751)

Net unrealized appreciation (depreciation)	$(2,104,485)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS
INVESTMENT MANAGEMENT

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Apparel Manufacturers - 0.8%
Coach, Inc. (a)	4,880	$147,132

Automotive - 1.5%
Autoliv, Inc.	4,220	$211,844
Goodyear Tire & Rubber Co. (a)	3,050	78,690

		$290,534

Biotechnology - 1.5%
Invitrogen Corp. (a)	3,300	$282,051

Brokerage & Asset Managers - 0.2%
TD AMERITRADE Holding Corp. (a)	2,610	$43,091

Business Services - 1.1%
Fidelity National Information Services, Inc.	1,750	$66,745
Western Union Co.	6,780	144,211

		$210,956

Cable TV - 0.4%
Liberty Global, Inc., “A” (a)	2,110	$71,909

Chemicals - 2.1%
PPG Industries, Inc.	6,470	$391,500

Computer Software - 2.1%
McAfee, Inc. (a)	6,660	$220,379
Parametric Technology Corp. (a)	6,330	101,153
Synopsys, Inc. (a)	3,120	70,855

		$392,387

Computer Software - Systems - 0.2%
Network Appliance, Inc. (a)	1,760	$35,288

Construction - 3.5%
Masco Corp.	9,130	$181,048
NVR, Inc. (a)	690	412,275
Sherwin-Williams Co.	1,420	72,477

		$665,800

Electrical Equipment - 1.8%
Rockwell Automation, Inc.	3,510	$201,544
WESCO International, Inc. (a)	3,970	144,865

		$346,409

Electronics - 2.0%
Intersil Corp., “A”	10,490	$269,278
National Semiconductor Corp.	2,720	49,830
SanDisk Corp. (a)	2,700	60,939

		$380,047

Energy - Integrated - 4.2%
Hess Corp.	9,050	$798,029

Engineering - Construction - 0.6%
Shaw Group, Inc. (a)	2,580	$121,621

Entertainment - 0.4%
Regal Entertainment Group, “A”	3,660	$70,601

Food & Beverages - 2.4%
Coca-Cola Enterprises, Inc.	1,850	$44,770
Dean Foods Co.	3,030	60,873
Pepsi Bottling Group, Inc.	10,240	347,238

		$452,881

Food & Drug Stores - 1.8%
Kroger Co.	8,240	$209,296
Longs Drug Stores Corp.	2,860	121,436

		$330,732

Furniture & Appliances - 1.0%
Tupperware Brands Corp.	4,870	$188,372

Gaming & Lodging - 1.7%
Royal Caribbean Cruises Ltd.	9,510	$312,879

General Merchandise - 1.1%
Macy’s, Inc.	8,620	$198,777

Health Maintenance Organizations - 1.4%
AMERIGROUP Corp. (a)	3,210	$87,729
CIGNA Corp.	4,500	182,565

		$270,294

Insurance - 10.9%
Ace Ltd.	1,280	$70,477
Allied World Assurance Co. Holdings Ltd.	3,370	133,789
Aspen Insurance Holdings Ltd.	13,220	348,744
Employers Holdings, Inc.	1,120	20,765
Endurance Specialty Holdings Ltd.	9,460	346,236
Genworth Financial, Inc., “A”	17,270	390,993
IPC Holdings Ltd.	1,750	49,000
Max Capital Group Ltd.	3,690	96,641
PartnerRe Ltd.	1,840	140,392
Protective Life Corp.	3,650	148,044
RenaissanceRe Holdings Ltd.	1,070	55,544
W.R. Berkley Corp.	4,830	133,743
XL Capital Ltd., “A”	1,840	54,372
Zenith National Insurance Corp.	1,740	62,396

		$2,051,136

Leisure & Toys - 0.9%
Hasbro, Inc.	4,110	$114,669
Scientific Games Corp. (a)	2,560	54,042

		$168,711

Machinery & Tools - 7.3%
Eaton Corp.	6,910	$550,520
Ingersoll-Rand Co. Ltd., “A” (a)	2,260	100,751
Kennametal, Inc.	3,860	113,600
Timken Co.	15,750	468,090
Trinity Industries, Inc.	5,360	142,844

		$1,375,805

Major Banks - 1.6%
Bank of New York Mellon Corp.	2,180	$90,971
PNC Financial Services Group, Inc.	2,320	152,122
UnionBanCal Corp.	1,240	60,859

		$303,952

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - 0.9%
AmerisourceBergen Corp.	3,350	$137,283
HealthSouth Corp. (a)	2,110	37,537

		$174,820

Medical Equipment - 1.2%
Advanced Medical Optics, Inc. (a)	1,320	$26,796
Cooper Cos., Inc.	6,060	208,646

		$235,442

Metals & Mining - 2.8%
Allegheny Technologies, Inc.	1,860	$132,730
Freeport-McMoRan Copper & Gold, Inc.	2,160	207,835
Olin Corp.	2,170	42,879
United States Steel Corp.	1,160	147,169

		$530,613

Natural Gas - Distribution - 3.4%
Energen Corp.	3,040	$189,392
Questar Corp.	8,070	456,439

		$645,831

Natural Gas - Pipeline - 5.0%
El Paso Corp.	32,560	$541,798
Williams Cos., Inc.	12,400	408,952

		$950,750

Network & Telecom - 2.3%
QLogic Corp. (a)	27,930	$428,726

Other Banks & Diversified Financials - 3.7%
American Capital Strategies Ltd.	2,730	$93,257
AmeriCredit Corp. (a)	4,720	47,530
East West Bancorp, Inc.	6,280	111,470
Marshall & Ilsley Corp.	1,758	40,786
New York Community Bancorp, Inc.	12,380	225,564
Northern Trust Corp.	2,080	138,258
TCF Financial Corp.	1,960	35,123

		$691,988

Personal Computers & Peripherals - 0.6%
Western Digital Corp. (a)	4,050	$109,512

Pharmaceuticals - 0.7%
Medicis Pharmaceutical Corp., “A”	7,150	$140,784

Pollution Control - 1.2%
Allied Waste Industries, Inc. (a)	21,120	$228,307

Printing & Publishing - 0.5%
Washington Post Co., “B”	140	$92,610

Real Estate - 5.9%
BRE Properties, Inc., REIT	2,370	$107,977
CBL & Associates Properties, Inc., REIT	1,800	42,354
Equity Residential, REIT	11,470	475,890
Host Hotels & Resorts, Inc., REIT	12,600	200,592
Mack-Cali Realty Corp., REIT	4,410	157,481
Maguire Properties, Inc., REIT	2,580	36,920
Taubman Centers, Inc., REIT	1,870	$97,427

		$1,118,641

Restaurants - 1.6%
Darden Restaurants, Inc.	9,260	$301,413

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	1,420	$130,640

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	5,200	$177,060
RadioShack Corp.	4,470	72,637

		$249,697

Telephone Services - 3.0%
Embarq Corp.	9,440	$378,544
Qwest Communications International, Inc.	39,890	180,702

		$559,246

Tobacco - 2.0%
Loews Corp.	4,560	$330,828
Reynolds American, Inc.	810	47,814

		$378,642

Utilities - Electric Power - 8.9%
American Electric Power Co., Inc.	1,910	$79,513
CMS Energy Corp.	2,440	33,038
Constellation Energy Group, Inc.	2,290	202,138
Edison International	1,030	50,491
FPL Group, Inc.	2,090	131,127
NRG Energy, Inc. (a)	11,470	447,215
Pepco Holdings, Inc.	14,760	364,867
PG&E Corp.	9,880	363,782

		$1,672,171

Total Common Stocks		$18,540,727

SHORT-TERM OBLIGATIONS - 2.3%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08 (y)	$437,000	$437,000

Total Investments		$18,977,727

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(90,171)

NET ASSETS - 100.0%		$18,887,556

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Mid Cap Value Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,540,727	$437,000	$—	$18,977,727
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$19,442,539

Gross unrealized appreciation	$1,594,778
Gross unrealized depreciation	(2,059,590)

Net unrealized appreciation (depreciation)	$(464,812)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 20.0%
Major Banks - 15.6%
Bank of Scotland PLC (NY), 2.84%, due 6/09/08	$13,140,000	$13,140,000
Barclays Bank PLC (NY), 3.15%, due 4/29/08	23,883,000	23,883,000
BNP Paribas (NY), 3.65%, due 7/16/08	15,595,000	15,595,000
BNP Paribas, NY, 3.03%, due 5/20/08	8,835,000	8,835,000
Royal Bank of Canada, 2.55%, due 6/17/08	7,600,000	7,600,000
Societe Generale (NY), 3.16%, due 4/11/08	23,974,000	23,974,000

		$93,027,000

Other Banks & Diversified Financials - 4.4%
DEPFA Bank PLC, 3.975%, due 4/14/08	$7,180,000	$7,180,000
Fortis Bank (NY), 2.75%, due 4/28/08	19,341,000	19,341,000

		$26,521,000

Total Certificates of Deposit, at Value		$119,548,000

COMMERCIAL PAPER (y) - 73.9%
Brokerage & Asset Managers - 12.2%
Goldman Sachs Group, Inc., 2.9%, due 5/20/08	$24,413,000	$24,316,636
Merrill Lynch & Co., Inc., 2.74%, due 4/01/08	9,486,000	9,486,000
Merrill Lynch & Co., Inc., 4.73%, due 4/15/08	4,205,000	4,197,265
Merrill Lynch & Co., Inc., 3.12%, due 5/02/08	10,390,000	10,362,086
Morgan Stanley, 4.8%, due 6/13/08	22,827,000	22,604,817
Morgan Stanley, 3.22%, due 6/27/08	1,630,000	1,617,316

		$72,584,120

Electrical Equipment - 4.0%
General Electric Co., 2.4%, due 5/30/08	$23,785,000	$23,691,446

Financial Institutions - 11.7%
American Express Credit Corp., 2.8%, due 4/01/08	$3,728,000	$3,728,000
American Express Credit Corp., 3.02%, due 5/23/08	247,000	245,923
American Express Credit Corp., 2.56%, due 6/20/08	19,830,000	19,717,189
American General Finance, 2.42%, due 7/16/08	11,683,000	11,599,752
Cargill, Inc., 2.95%, due 5/21/08 (t)	10,500,000	10,456,979
Cargill, Inc., 2.95%, due 5/30/08 (t)	10,000,000	9,951,653
Cargill, Inc., 2.9%, due 5/29/08 (t)	3,360,000	3,344,301
General Re Corp., 2.53%, due 4/16/08	11,012,000	11,000,392

		$70,044,189

Food & Beverages - 6.6%
Archer Daniels Midland Co., 3.8%, due 4/08/08 (t)	$478,000	$477,647
Archer Daniels Midland Co., 3.02%, due 6/26/08 (t)	23,990,000	23,816,925
PepsiCo, Inc., 2.25%, due 4/18/08 (t)	14,878,000	14,862,192

		$39,156,764

Insurance - 2.0%
AIG Funding, Inc., 3%, due 4/02/08	$12,243,000	$12,241,980

Major Banks - 18.0%
Abbey National PLC, 2.36%, due 7/15/08	$7,980,000	$7,925,071
Bank of America Corp., 4.37%, due 5/07/08	22,500,000	22,401,675
Bank of America Corp., 2.89%, due 5/30/08	1,952,000	1,942,755
Bank of Scotland PLC, 3.74%, due 5/16/08	10,992,000	10,940,612
JPMorgan Chase & Co., 3.2%, due 4/22/08	23,641,000	23,596,870
Natexis Banques Populaires,
3.05%, due 5/07/08	24,250,000	24,176,037
Royal Bank of Canada, 2.58%, due 5/13/08	16,243,000	16,194,109

		$107,177,129

Network & Telecom - 3.5%
AT&T, Inc., 2.43%, due 4/11/08 (t)	$20,705,000	$20,691,024

Other Banks & Diversified Financials - 11.9%
Calyon North America, Inc., 2.7%, due 5/15/08	$6,389,000	$6,367,916
Citigroup Funding, Inc., 3.1%, due 4/25/08	8,465,000	8,447,506
Citigroup Funding, Inc., 2.7%, due 9/19/08	15,595,000	15,394,994
DEPFA Bank PLC, 3.18%, due 4/25/08 (t)	16,700,000	16,664,596
UBS Finance Delaware LLC, 3.03%, due 4/22/08	19,478,000	19,443,573
UBS Finance Delaware LLC, 3.155%, due 7/22/08	4,782,000	4,735,062

		$71,053,647

Pharmaceuticals - 4.0%
Abbott Labs, 2.15%, due 4/08/08 (t)	$24,040,000	$24,029,950

Total Commercial Paper, at Value		$440,670,249

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 5.8%
Merrill Lynch & Co., 2.5%, dated 3/31/08, due 4/01/08, total to be received $34,307,382 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$34,305,000	$34,305,000
Total Investments, at Value		$594,523,249

OTHER ASSETS, LESS LIABILITIES - 0.3%		1,678,124

NET ASSETS - 100.0%		$596,201,373

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $594,523,249.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Money Market Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$594,523,249	$—	$594,523,249
Other Financial Instruments	—	—	—	—

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Airlines - 0.6%
Allegiant Travel Co. (a)	62,060	$1,639,625

Alcoholic Beverages - 0.1%
Castle Brands, Inc. (a)(z)	126,100	$129,883
Castle Brands, Inc. (a)(l)	93,470	96,274

		$226,157

Apparel Manufacturers - 1.9%
Phillips-Van Heusen Corp.	59,190	$2,244,485
Quiksilver, Inc. (a)	291,300	2,857,653

		$5,102,138

Automotive - 0.8%
LKQ Corp. (a)	102,040	$2,292,839

Biotechnology - 1.3%
Millipore Corp. (a)	42,150	$2,841,331
Nanosphere, Inc. (a)	82,750	716,615

		$3,557,946

Brokerage & Asset Managers - 0.8%
HFF, Inc., “A” (a)	169,370	$848,544
KBW, Inc. (a)(l)	33,600	740,880
Thomas Weisel Partners Group (a)	81,190	537,478

		$2,126,902

Business Services - 5.8%
ATA, Inc., ADR (a)	77,940	$690,548
Concur Technologies, Inc. (a)(l)	41,230	1,280,191
Constant Contact, Inc. (a)(l)	75,680	1,095,846
Corporate Executive Board Co. (l)	155,830	6,307,998
CoStar Group, Inc. (a)(l)	81,860	3,519,980
iGate Corp. (a)	202,610	1,442,583
Syntel, Inc.	62,410	1,663,227

		$16,000,373

Chemicals - 0.7%
Nalco Holding Co.	94,060	$1,989,369

Computer Software - 2.1%
ACI Worldwide, Inc. (a)(l)	110,490	$2,200,961
CommVault Systems, Inc. (a)	148,770	1,844,748
Guidance Software, Inc. (a)	122,420	1,095,659
NetSuite, Inc. (a)	32,430	698,542

		$5,839,910

Computer Software - Systems - 1.0%
Deltek, Inc. (a)(l)	108,860	$1,413,003
PROS Holdings, Inc. (a)	95,730	1,201,412

		$2,614,415

Construction - 3.0%
Dayton Superior Corp. (a)(l)	195,480	$576,666
M.D.C. Holdings, Inc.	88,440	3,872,788
Pulte Homes, Inc.	268,120	3,901,146

		$8,350,600

Consumer Goods & Services - 3.1%
Central Garden & Pet Co., “A” (a)(l)	572,450	$2,541,678
Knot, Inc. (a)(l)	154,190	1,811,732
New Oriental Education & Technology Group, Inc., ADR (a)(l)	39,900	2,587,914
Physicians Formula Holdings, Inc. (a)	180,440	1,609,525

		$8,550,849

Electrical Equipment - 0.5%
Itron, Inc. (a)(l)	15,890	$1,433,755

Electronics - 6.3%
ARM Holdings PLC	2,527,180	$4,409,920
Atheros Communications, Inc. (a)	32,990	687,512
Hittite Microwave Corp. (a)	151,600	5,672,872
Intersil Corp., “A”	133,030	3,414,880
MathStar, Inc. (a)	236,700	146,044
PLX Technology, Inc. (a)	123,140	821,344
Silicon Laboratories, Inc. (a)	65,760	2,074,070

		$17,226,642

Energy - Independent - 3.5%
EXCO Resources, Inc. (a)(l)	214,380	$3,966,030
Goodrich Petroleum Corp. (a)(l)	108,780	3,272,102
Kodiak Oil & Gas Corp. (a)	504,730	842,899
Sandridge Energy, Inc. (a)	39,050	1,528,808

		$9,609,839

Engineering - Construction - 4.6%
Foster Wheeler Ltd. (a)	34,500	$1,953,390
North American Energy Partners, Inc. (a)	346,080	5,308,867
Quanta Services, Inc. (a)	234,004	5,421,873

		$12,684,130

Entertainment - 0.5%
TiVo, Inc. (a)	160,950	$1,409,922

Food & Beverages - 1.4%
Diamond Foods, Inc.	103,320	$1,874,225
Hain Celestial Group, Inc. (a)(l)	66,560	1,963,520

		$3,837,745

Food & Drug Stores - 0.3%
Susser Holdings Corp. (a)	41,660	$781,958

Forest & Paper Products - 1.4%
Universal Forest Products, Inc. (l)	123,600	$3,979,920

Gaming & Lodging - 2.1%
Morgans Hotel Group Co. (a)	13,900	$205,998
Pinnacle Entertainment, Inc. (a)(l)	142,740	1,827,072
WMS Industries, Inc. (a)(l)	100,855	3,627,754

		$5,660,824

General Merchandise - 3.0%
99 Cents Only Stores (a)(l)	361,200	$3,572,268
Stage Stores, Inc.	287,175	4,652,235

		$8,224,503

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/ Par	Value ($)
COMMON STOCKS - continued
Internet - 3.0%
Dealertrack Holdings, Inc. (a)(l)	159,820	$3,231,560
Omniture, Inc. (a)	66,780	1,549,964
TechTarget, Inc. (a)	254,310	3,603,573

		$8,385,097

Leisure & Toys - 1.2%
THQ, Inc. (a)(l)	146,489	$3,193,460

Machinery & Tools - 3.6%
Bucyrus International, Inc., “A”	26,890	$2,733,368
Polypore International, Inc. (a)(l)	200,660	4,151,655
Ritchie Bros. Auctioneers, Inc.	28,980	2,379,838
Titan International, Inc. (l)	20,020	612,812

		$9,877,673

Medical & Health Technology & Services - 7.2%
Animal Health International, Inc. (a)	95,200	$1,041,488
Athena Health, Inc. (a)	30,300	717,201
Genoptix, Inc. (a)	18,080	452,181
Healthcare Services Group, Inc.	141,055	2,911,375
IDEXX Laboratories, Inc. (a)	95,156	4,687,385
Medassets, Inc. (a)	113,770	1,686,071
MWI Veterinary Supply, Inc. (a)(l)	165,280	5,827,773
VCA Antech, Inc. (a)	93,730	2,563,515

		$19,886,989

Medical Equipment - 11.5%
ABIOMED, Inc. (a)(l)	170,000	$2,233,800
Advanced Medical Optics, Inc. (a)	126,490	2,567,747
Align Technology, Inc. (a)(l)	180,570	2,006,133
AngioDynamics, Inc. (a)	156,910	1,813,880
Aspect Medical Systems, Inc. (a)(l)	260,210	1,587,281
AtriCure, Inc. (a)	108,710	1,384,965
Conceptus, Inc. (a)(l)	240,680	4,467,021
Cooper Cos., Inc. (l)	77,070	2,653,520
Dexcom, Inc. (a)	150,350	622,449
Immucor, Inc. (a)	89,620	1,912,491
Insulet Corp. (a)(l)	104,500	1,504,800
NxStage Medical, Inc. (a)(l)	406,480	1,755,994
ResMed, Inc. (a)(l)	76,030	3,206,945
Somanetics Corp. (a)	87,760	1,366,423
Thoratec Corp. (a)	190,550	2,722,959

		$31,806,408

Metals & Mining - 1.8%
Cameco Corp.	57,570	$1,896,356
Century Aluminum Co. (a)(l)	46,470	3,078,173

		$4,974,529

Network & Telecom - 3.5%
Cavium Networks, Inc. (a)	78,600	$1,289,040
NICE Systems Ltd., ADR (a)	195,970	5,530,273
Polycom, Inc. (a)	96,820	2,182,323
Sonus Networks, Inc. (a)(l)	206,690	711,014

		$9,712,650

Oil Services - 4.0%
Dresser-Rand Group, Inc. (a)	130,530	$4,013,797
Dril-Quip, Inc. (a)	29,340	1,363,430
Exterran Holdings, Inc. (a)	64,240	4,146,050
Natural Gas Services Group, Inc. (a)	70,280	1,534,212

		$11,057,489

Other Banks & Diversified Financials - 1.2%
New York Community Bancorp, Inc. (l)	110,090	$2,005,840
Signature Bank (a)	49,530	1,263,015

		$3,268,855

Personal Computers & Peripherals - 2.8%
Mellanox Technologies Ltd. (a)	161,960	$2,256,103
Nuance Communications, Inc. (a)	319,445	5,561,537

		$7,817,640

Pharmaceuticals - 0.4%
Cadence Pharmaceuticals, Inc. (a)(l)	85,430	$508,309
Synta Pharmaceuticals Corp. (a)(l)	65,220	527,630

		$1,035,939

Pollution Control - 0.8%
Team, Inc. (a)	79,110	$2,159,703

Printing & Publishing - 2.0%
InnerWorkings, Inc. (a)(l)	214,510	$3,009,575
Morningstar, Inc. (a)(l)	20,200	1,239,270
MSCI, Inc., “A” (a)	43,610	1,297,398

		$5,546,243

Restaurants - 6.2%
McCormick & Schmick’s Seafood
Restaurant, Inc. (a)(l)	255,500	$2,976,575
Panera Bread Co., “A” (a)(l)	113,440	4,752,002
Peet’s Coffee & Tea, Inc. (a)	80,050	1,881,975
Red Robin Gourmet Burgers, Inc. (a)(l)	131,450	4,938,577
Texas Roadhouse, Inc., “A” (a)(l)	271,320	2,658,936

		$17,208,065

Specialty Stores - 4.7%
Citi Trends, Inc. (a)	281,870	$5,200,502
Dick’s Sporting Goods, Inc. (a)	24,180	647,540
Lumber Liquidators, Inc. (a)	257,900	2,733,740
Monro Muffler Brake, Inc.	123,535	2,087,741
Pier 1 Imports, Inc. (a)(l)	190,820	1,198,350
Zumiez, Inc. (a)(l)	76,190	1,195,421

		$13,063,294

Telephone Services - 0.8%
Global Crossing Ltd. (a)(l)	136,230	$2,065,247

Total Common Stocks		$274,199,642

Issuer	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc., (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	50,440	$34,074

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
SHORT-TERM OBLIGATIONS - 0.0%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$23,000	$23,000

COLLATERAL FOR SECURITIES LOANED - 20.9%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	57,623,165	$57,623,165

Total Investments		$331,879,881

OTHER ASSETS, LESS LIABILITIES - (20.4)%		(56,227,099)

NET ASSETS - 100.0%		$275,652,782

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc.	4/19/07	$681,977	$129,883
Castle Brands, Inc., (1 share for 1 warrant)	4/18/07	70,840	34,074

Total Restricted Securities			$163,957
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust II - New Discovery Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$274,069,759	$57,810,122	$—	$331,879,881
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$360,524,258

Gross unrealized appreciation	$14,552,295
Gross unrealized depreciation	(43,196,672)

Net unrealized appreciation (depreciation)	$(28,644,377)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® Research International Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.0%
Aerospace - 0.7%
Finmeccanica S.p.A.	56,430	$1,918,488

Alcoholic Beverages - 1.9%
Diageo PLC	92,110	$1,855,720
Heineken N.V.	56,240	3,265,716

		$5,121,436

Apparel Manufacturers - 3.9%
Adidas AG	77,860	$5,174,912
Billabong International Ltd. (l)	80,598	962,373
LVMH Moet Hennessy Louis Vuitton S.A.	40,980	4,559,996

		$10,697,281

Automotive - 3.2%
Bayerische Motoren Werke AG	37,440	$2,067,679
Bridgestone Corp.	136,900	2,337,863
Compagnie Generale des Etablissements Michelin	21,850	2,280,277
Yamaha Motor Co. Ltd.	112,400	2,077,050

		$8,762,869

Biotechnology - 0.5%
Actelion Ltd. (a)(l)	25,226	$1,374,994

Broadcasting - 3.4%
Antena 3 de Television S.A. (l)	68,714	$943,556
Grupo Televisa S.A., ADR	129,490	3,138,838
WPP Group PLC	430,050	5,125,135

		$9,207,529

Brokerage & Asset Managers - 1.1%
Nomura Holdings, Inc.	209,000	$3,142,439

Business Services - 2.7%
Bunzl PLC	99,280	$1,396,774
Intertek Group PLC	64,020	1,310,109
JFE Shoji Holdings, Inc.	91,000	649,110
Mitsubishi Corp.	60,300	1,857,149
Mitsui & Co. Ltd.	66,000	1,365,648
Satyam Computer Services Ltd.	70,210	693,613

		$7,272,403

Chemicals - 0.3%
Makhteshim-Agan Industries Ltd.	100,490	$736,245

Computer Software - 1.3%
SAP AG	46,370	$2,303,961
Trend Micro, Inc. (l)	34,500	1,371,779

		$3,675,740

Computer Software - Systems - 0.2%
HCL Technologies Ltd.	81,550	$514,769

Conglomerates - 1.2%
Siemens AG	30,980	$3,356,799

Construction - 1.9%
Corporacion GEO S.A. de C.V., “B” (a)	18,200	$58,042
Corporacion Moctezuma S.A. de C.V.	57,700	137,942
CRH PLC	49,440	1,879,050
Duratex S.A., IPS	15,900	304,776
Geberit AG	17,264	2,571,918
SARE Holding S.A. de C.V., “B” (a)	50,800	70,196
Urbi Desarrollos Urbanos S.A. de C.V. (a)	83,200	272,918

		$5,294,842

Consumer Goods & Services - 2.3%
Kao Corp.	91,000	$2,577,581
Kimberly-Clark de Mexico S.A. de C.V., “A”	305,100	1,353,038
Reckitt Benckiser Group PLC	43,230	2,392,528

		$6,323,147

Electrical Equipment - 2.2%
LS Industrial Systems Co. Ltd.	23,020	$1,433,881
OMRON Corp.	85,800	1,779,502
Schneider Electric S.A. (l)	21,524	2,784,379

		$5,997,762

Electronics - 4.5%
Funai Electric Co. Ltd. (l)	11,300	$388,620
Hoya Corp.	28,100	665,699
Konica Minolta Holdings, Inc.	98,500	1,357,446
Nippon Electric Glass Co. Ltd. (l)	52,000	814,689
Ricoh Co. Ltd.	163,000	2,723,304
Royal Philips Electronics N.V. (l)	52,930	2,024,224
Samsung Electronics Co. Ltd.	2,612	1,659,733
Taiwan Semiconductor Manufacturing Co. Ltd.	609,000	1,267,994
Venture Corp. Ltd.	176,000	1,355,995

		$12,257,704

Energy - Independent - 1.4%
INPEX Holdings, Inc.	166	$1,862,468
OMV AG	9,650	637,573
PTT Public Co. Ltd.	128,900	1,293,708

		$3,793,749

Energy - Integrated - 7.3%
Eni S.p.A.	118,030	$4,023,921
OAO Gazprom, ADR	43,490	2,217,990
Petroleo Brasileiro S.A., ADR	17,620	1,799,178
Statoil A.S.A. (l)	156,750	4,695,315
TOTAL S.A.	97,960	7,273,098

		$20,009,502

Food & Beverages - 2.8%
Nestle S.A.	14,238	$7,112,192
Nong Shim Co. Ltd.	2,563	467,129

		$7,579,321

Insurance - 2.6%
AXA (l)	139,910	$5,076,812
Old Mutual PLC	898,930	1,969,700

		$7,046,512

Internet - 0.2%
Universo Online S.A., IPS (a)	97,300	$419,892

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 3.2%
Bucyrus International, Inc., “A” (l)	38,460	$3,909,459
Glory Ltd.	86,500	1,868,568
Komatsu Ltd.	109,400	3,100,794

		$8,878,821

Major Banks - 14.0%
Australia & New Zealand Banking Group Ltd.	132,130	$2,733,443
Bank of Communications Co. Ltd.	1,905,000	2,225,078
Barclays PLC	639,540	5,744,838
BNP Paribas	55,689	5,615,723
BOC Hong Kong Holdings Ltd.	1,095,500	2,637,961
DBS Group Holdings Ltd.	222,000	2,915,111
Deutsche Postbank AG	11,940	1,139,587
Erste Bank der oesterreichischen Sparkassen AG	46,656	3,022,902
Standard Bank Group Ltd.	87,385	950,264
Standard Chartered PLC	64,277	2,194,829
Sumitomo Mitsui Financial Group, Inc.	341	2,250,278
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	15,410	1,797,422
UniCredito Italiano S.p.A.	744,988	4,982,084

		$38,209,520

Metals & Mining - 4.6%
Anglo American PLC	23,000	$1,381,006
BHP Billiton PLC	217,050	6,434,471
Companhia Vale do Rio Doce	76,200	2,631,561
Rio Tinto Group	20,000	2,075,356

		$12,522,394

Natural Gas - Distribution - 0.9%
Gaz de France (l)	25,690	$1,550,548
Tokyo Gas Co. Ltd. (l)	250,000	1,012,449

		$2,562,997

Oil Services - 0.5%
Saipem S.p.A.	35,830	$1,448,304

Other Banks & Diversified Financials - 7.0%
Aeon Credit Service Co. Ltd.	92,900	$1,247,562
Anglo Irish Bank Corp. PLC	213,396	2,846,075
Bank of Cyprus Public Co. Ltd.	232,840	2,756,273
CSU Cardsystem S.A. (a)	89,140	243,731
Fortis S.A./N.V.	151,580	3,818,371
Fortis S.A./N.V. (a)	67,750	1,069
Macquarie Group Ltd. (l)	40,362	1,960,872
UBS AG	81,840	2,377,475
Unione di Banche Italiane ScpA (l)	150,017	3,842,455

		$19,093,883

Pharmaceuticals - 6.7%
Astellas Pharma, Inc.	44,800	$1,733,875
Bayer AG	38,270	3,066,080
Merck KGaA (l)	29,510	3,636,275
Novartis AG	95,900	4,913,493
Roche Holding AG	26,560	4,996,793

		$18,346,516

Precious Metals & Minerals - 0.4%
Paladin Resources Ltd. (a)(l)	256,519	$1,200,648

Railroad & Shipping - 1.0%
East Japan Railway Co.	334	$2,776,217

Real Estate - 1.2%
CapitaLand Ltd.	729,000	$3,394,786

Specialty Chemicals - 3.1%
Akzo Nobel N.V.	58,400	$4,684,366
Linde AG	27,270	3,851,793

		$8,536,159

Specialty Stores - 0.7%
Kingfisher PLC	491,550	$1,286,630
NEXT PLC	33,650	760,012

		$2,046,642

Telecommunications - Wireless - 3.0%
America Movil S.A.B. de C.V., “L”, ADR	37,690	$2,400,476
MTN Group Ltd.	50,500	765,836
Rogers Communications, Inc., “B”	41,070	1,474,502
Vodafone Group PLC	1,222,990	3,659,519

		$8,300,333

Telephone Services - 3.0%
Telefonica S.A.	175,790	$5,049,739
Telenor A.S.A.	159,190	3,046,654

		$8,096,393

Trucking - 1.6%
TNT N.V.	33,710	$1,251,942
Yamato Holdings Co. Ltd. (l)	203,000	2,995,264

		$4,247,206

Utilities - Electric Power - 3.5%
E.ON AG	41,810	$7,738,083
SUEZ S.A.	27,341	1,793,898
		$9,531,981

Total Common Stocks		$273,696,223

COLLATERAL FOR SECURITIES LOANED - 8.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	22,263,717	$22,263,717

Total Investments		$295,959,940

OTHER ASSETS, LESS LIABILITIES - (8.1)%		(22,085,199)

NET ASSETS - 100.0%		$273,874,741

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Research International Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$218,302,374	$77,657,566	$—	$295,959,940
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$278,688,566

Gross unrealized appreciation	$34,049,253
Gross unrealized depreciation	(16,777,879)

Net unrealized appreciation (depreciation)	$17,271,374

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $21,357,204. These loans were collateralized by cash of $22,263,717 and U.S. Treasury obligations of $115,473.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

Japan	15.3%
United Kingdom	13.7%
Germany	11.8%
France	11.3%
Switzerland	8.5%
Italy	5.9%
Netherlands	4.1%
Norway	2.8%
Singapore	2.8%
Other Countries	23.8%

3

MFS INVESTMENT MANAGEMENT

MFS® Research Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 2.0%
Lockheed Martin Corp.	26,950	$2,676,135
United Technologies Corp.	34,780	2,393,560

		$5,069,695

Apparel Manufacturers - 1.4%
Coach, Inc. (a)	40,270	$1,214,140
NIKE, Inc., “B”	34,380	2,337,840

		$3,551,980

Automotive - 0.5%
Bayerische Motoren Werke AG	24,760	$1,367,407

Biotechnology - 1.8%
Genzyme Corp. (a)	34,830	$2,596,228
Millipore Corp. (a)(l)	30,240	2,038,478

		$4,634,706

Broadcasting - 1.9%
News Corp., “A”	69,050	$1,294,688
Omnicom Group, Inc.	37,780	1,669,120
Walt Disney Co.	59,340	1,862,089

		$4,825,897

Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	20,690	$1,877,411
Goldman Sachs Group, Inc.	8,640	1,428,970
Invesco Ltd.	84,550	2,059,638

		$5,366,019

Business Services - 2.1%
Satyam Computer Services Ltd., ADR (l)	59,000	$1,332,810
Visa, Inc., “A” (a)	64,060	3,994,782

		$5,327,592

Cable TV - 1.0%
Comcast Corp., “Special A”	85,055	$1,613,493
Time Warner Cable, Inc. (a)	38,700	966,726

		$2,580,219

Chemicals - 1.0%
PPG Industries, Inc.	43,280	$2,618,873

Computer Software - 2.5%
Oracle Corp. (a)	160,180	$3,133,121
Salesforce.com, Inc. (a)(l)	36,270	2,098,945
VeriSign, Inc. (a)	34,110	1,133,816

		$6,365,882

Computer Software - Systems - 3.1%
EMC Corp. (a)	82,810	$1,187,495
International Business Machines Corp.	48,560	5,591,198
Network Appliance, Inc. (a)	56,980	1,142,449

		$7,921,142

Conglomerates - 1.1%
Siemens AG	25,760	$2,791,192

Construction - 0.6%
D.R. Horton, Inc. (l)	51,630	$813,172
Pulte Homes, Inc. (l)	51,160	744,378

		$1,557,550

Consumer Goods & Services - 1.5%
Colgate-Palmolive Co.	10,680	$832,079
Estee Lauder Cos., Inc., “A”	32,960	1,511,216
Procter & Gamble Co.	21,400	1,499,498

		$3,842,793

Electrical Equipment - 2.8%
Danaher Corp.	72,000	$5,474,160
Rockwell Automation, Inc.	26,640	1,529,669

		$7,003,829

Electronics - 4.2%
Flextronics International Ltd. (a)	190,050	$1,784,569
Intel Corp.	238,020	5,041,264
Intersil Corp., “A”	46,590	1,195,965
National Semiconductor Corp.	78,340	1,435,189
SanDisk Corp. (a)	52,580	1,186,731

		$10,643,718

Energy - Independent - 3.6%
Apache Corp.	37,260	$4,501,753
CONSOL Energy, Inc.	14,430	998,412
Valero Energy Corp.	25,260	1,240,519
XTO Energy, Inc.	40,610	2,512,135

		$9,252,819

Energy - Integrated - 5.4%
Exxon Mobil Corp.	91,890	$7,772,056
Hess Corp.	24,100	2,125,138
Marathon Oil Corp.	39,820	1,815,792
TOTAL S.A., ADR	27,050	2,001,971

		$13,714,957

Engineering - Construction - 0.7%
Fluor Corp.	13,170	$1,859,077

Food & Beverages - 4.4%
Dean Foods Co. (l)	76,310	$1,533,068
General Mills, Inc.	39,830	2,385,020
Nestle S.A.	3,724	1,860,219
PepsiCo, Inc.	76,530	5,525,466

		$11,303,773

Food & Drug Stores - 1.6%
CVS Caremark Corp.	101,130	$4,096,776

Gaming & Lodging - 0.9%
International Game Technology	31,070	$1,249,325
Royal Caribbean Cruises Ltd. (l)	35,050	1,153,145

		$2,402,470

General Merchandise - 2.5%
Kohl’s Corp. (a)	28,600	$1,226,654
Macy’s, Inc.	79,090	1,823,815
Wal-Mart Stores, Inc.	64,920	3,419,986

		$6,470,455

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - 1.6%
CIGNA Corp.	59,420	$2,410,669
WellPoint, Inc. (a)	35,490	1,566,174

		$3,976,843

Insurance - 5.5%
Chubb Corp.	43,910	$2,172,667
Genworth Financial, Inc., “A”	69,730	1,578,687
Hartford Financial Services Group, Inc.	26,920	2,039,728
MetLife, Inc.	92,390	5,567,421
Prudential Financial, Inc.	33,140	2,593,205

		$13,951,708

Internet - 1.7%
Google, Inc., “A” (a)	9,530	$4,197,679

Machinery & Tools - 1.9%
GEA Group AG	40,430	$1,359,210
Ingersoll-Rand Co. Ltd., “A” (a)	77,070	3,435,781

		$4,794,991

Major Banks - 9.1%
Bank of America Corp.	130,250	$4,937,777
Bank of New York Mellon Corp.	100,646	4,199,958
JPMorgan Chase & Co.	173,490	7,451,396
State Street Corp.	56,350	4,451,650
Wells Fargo & Co.	75,610	2,200,251

		$23,241,032

Medical & Health Technology & Services - 0.6%
DaVita, Inc. (a)	34,300	$1,638,168

Medical Equipment - 2.4%
Boston Scientific Corp. (a)(l)	176,920	$2,276,960
ResMed, Inc. (a)(l)	25,660	1,082,339
Zimmer Holdings, Inc. (a)	34,580	2,692,399

		$6,051,698

Metals & Mining - 2.4%
BHP Billiton PLC	58,290	$1,728,014
Cameco Corp.	34,410	1,133,465
Century Aluminum Co. (a)(l)	17,320	1,147,277
United States Steel Corp.	15,640	1,984,247

		$5,993,003

Natural Gas - Distribution - 1.4%
Questar Corp.	26,900	$1,521,464
Sempra Energy	39,380	2,098,166

		$3,619,630

Natural Gas - Pipeline - 0.9%
El Paso Corp.	45,890	$763,610
Williams Cos., Inc.	48,140	1,587,657

		$2,351,267

Network & Telecom - 2.0%
Nokia Corp., ADR	95,000	$3,023,850
Research in Motion Ltd. (a)	19,157	2,149,990

		$5,173,840

Oil Services - 2.6%
Exterran Holdings, Inc. (a)(l)	14,840	$957,774
Halliburton Co.	68,500	2,694,105
Noble Corp.	24,880	1,235,790
Schlumberger Ltd.	20,600	1,792,200

		$6,679,869

Other Banks & Diversified Financials - 0.6%
American Express Co.	34,140	$1,492,601

Pharmaceuticals - 4.2%
Abbott Laboratories	61,110	$3,370,216
Merck & Co., Inc.	131,900	5,005,605
Schering-Plough Corp.	168,100	2,422,321

		$10,798,142

Specialty Chemicals - 1.3%
Linde AG	8,580	$1,211,895
Praxair, Inc.	25,480	2,146,180

		$3,358,075

Specialty Stores - 2.0%
Advance Auto Parts, Inc.	13,800	$469,890
Nordstrom, Inc. (l)	60,590	1,975,234
PetSmart, Inc.	69,130	1,413,017
TJX Cos., Inc.	36,070	1,192,835

		$5,050,976

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	46,300	$1,662,666

Telephone Services - 2.5%
AT&T, Inc.	139,370	$5,337,871
Embarq Corp.	24,120	967,212

		$6,305,083

Tobacco - 2.9%
Altria Group, Inc.	89,270	$1,981,794
Philip Morris International, Inc. (a)	104,370	5,279,035

		$7,260,829

Trucking - 1.4%
FedEx Corp.	37,060	$3,434,350

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	49,900	$2,077,337
FPL Group, Inc.	33,550	2,104,927
NRG Energy, Inc. (a)	43,640	1,701,524
PG&E Corp.	55,660	2,049,401

		$7,933,189

Total Common Stocks		$253,534,460

SHORT-TERM OBLIGATIONS - 0.8%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$2,185,000	$2,185,000

COLLATERAL FOR SECURITIES LOANED - 6.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	15,957,222	$15,957,222

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Portfolio

Issuer	Shares/Par	Value ($)
Total Investments		$271,676,682

OTHER ASSETS, LESS LIABILITIES - (6.6)%		(16,760,964)

NET ASSETS - 100.0%		$254,915,718

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust II – Research Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$253,534,460	$18,142,222	$—	$271,676,682
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$279,137,501

Gross unrealized appreciation	$18,006,075
Gross unrealized depreciation	(25,466,894)

Net unrealized appreciation (depreciation)	$(7,460,819)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Strategic Income Portfolio

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 96.3%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$120,000	$119,400
TransDigm Group, Inc., 7.75%, 2014	75,000	75,000
Vought Aircraft Industries, Inc., 8%, 2011	160,000	146,800

		$341,200

Asset Backed & Securitized - 5.6%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$90,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	200,000	74,000
Asset Securitization Corp., FRN, 8.63%, 2029	160,150	171,463
Asset Securitization Corp., FRN, 9.12%, 2029 (z)	185,000	207,431
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.477%, 2040 (z)	250,000	180,000
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	228,167	227,312
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	156,153	160,061
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	8,096	8,058
Crest Ltd., CDO, 7%, 2040	270,000	134,058
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	250,000	262,492
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	265,000	254,035
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	157,390
Falcon Franchise Loan LLC, 3.373%, 2023 (i)(n)	656,883	54,390
Falcon Franchise Loan LLC, FRN, 3.844%, 2025 (i)(z)	707,687	75,560
First Union-Lehman Brothers Bank of America, FRN, 0.589%, 2035 (i)	4,086,685	55,277
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	118,513	123,169
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	350,000	314,759
Morgan Stanley Capital I, Inc., FRN, 1.371%, 2039 (i)(n)	2,662,489	87,467
Prudential Securities Secured Financing Corp., FRN, 7.29%, 2013 (z)	411,000	341,135
Salomon Brothers Mortgage Securities, Inc., FRN, 7.272%, 2032 (z)	530,129	562,201

		$3,540,258

Automotive - 0.8%
Allison Transmission, Inc., 11%, 2015 (n)	$150,000	$130,500
Ford Motor Credit Co. LLC, 9.75%, 2010	184,000	163,902
Ford Motor Credit Co. LLC, 8%, 2016	$100,000	$78,281
General Motors Acceptance Corp., 8.375%, 2033	107,000	75,435
Johnson Controls, Inc., 5.25%, 2011	60,000	61,910

		$510,028

Broadcasting - 3.3%
Allbritton Communications Co., 7.75%, 2012	$265,000	$259,700
CanWest MediaWorks LP, 9.25%, 2015 (n)	85,000	78,200
Grupo Televisa S.A., 8.5%, 2032	141,000	170,411
Intelsat Jackson Holdings Ltd., 11.25%, 2016	105,000	106,444
Intelsat Ltd., 8.625%, 2015	230,000	231,725
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)	225,000	168,750
Lamar Media Corp., 6.625%, 2015	115,000	101,200
Lamar Media Corp., “C”, 6.625%, 2015	70,000	61,600
LBI Media, Inc., 8.5%, 2017 (n)	75,000	64,969
Liberty Media Corp., 5.7%, 2013	131,000	114,696
LIN TV Corp., 6.5%, 2013	165,000	153,038
Local TV Finance LLC, 9.25%, 2015 (n)(p)	120,000	96,150
News America, Inc., 6.4%, 2035	220,000	213,514
Nexstar Broadcasting Group, Inc., 7%, 2014	85,000	73,206
Univision Communications, Inc., 9.75%, 2015 (n)(p)	315,000	190,575

		$2,084,178

Brokerage & Asset Managers - 0.7%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$180,000	$170,936
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	88,813
Nuveen Investments, Inc., 10.5%, 2015 (n)	195,000	167,213

		$426,962

Building - 1.2%
American Standard Cos., Inc., 7.625%, 2010	$225,000	$241,034
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	50,000	34,125
Building Materials Corp. of America, 7.75%, 2014	80,000	57,600
Lafarge S.A., 6.15%, 2011	330,000	336,648
Ply Gem Industries, Inc., 9%, 2012	135,000	98,550

		$767,957

Business Services - 0.3%
SunGard Data Systems, Inc., 10.25%, 2015	$216,000	$217,080

Cable TV - 1.8%
CCH I Holdings LLC, 11%, 2015	$115,000	$79,925

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
CCH II Holdings LLC, 10.25%, 2010	$180,000	$163,800
CCO Holdings LLC, 8.75%, 2013	255,000	218,025
CSC Holdings, Inc., 6.75%, 2012	240,000	231,600
Mediacom LLC, 9.5%, 2013	95,000	87,400
TCI Communications, Inc., 9.8%, 2012	245,000	279,443
Videotron LTEE, 6.875%, 2014	50,000	46,125

		$1,106,318

Chemicals - 1.5%
Innophos, Inc., 8.875%, 2014	$100,000	$97,000
Koppers Holdings, Inc., 9.875%, 2013	90,000	94,500
Momentive Performance Materials, Inc., 9.75%, 2014	65,000	58,338
Momentive Performance Materials, Inc., 11.5%, 2016	50,000	38,063
Nalco Co., 7.75%, 2011	115,000	116,438
Nalco Co., 8.875%, 2013	150,000	154,125
Nalco Finance Holdings, Inc., 0%to 2009, 9% to 2014	115,000	103,500
Yara International A.S.A., 5.25%, 2014 (n)	310,000	305,168

		$967,132

Computer Software - 0.2%
First Data Corp., 9.875%, 2015 (n)	$145,000	$119,263

Construction - 0.5%
Lennar Corp., 5.125%, 2010	$270,000	$234,900
Pulte Homes, Inc., 4.875%, 2009	79,000	74,655

		$309,555

Consumer Goods & Services - 1.7%
Fortune Brands, Inc., 5.125%, 2011	$244,000	$244,282
KAR Holdings, Inc., 10%, 2015	60,000	51,900
Service Corp. International, 6.75%, 2015	30,000	29,513
Service Corp. International, 7%, 2017	135,000	130,275
Service Corp. International, 7.625%, 2018	175,000	175,875
Western Union Co., 5.4%, 2011	440,000	450,713

		$1,082,558

Containers - 1.6%
Crown Americas LLC, 7.625%, 2013	$75,000	$76,500
Crown Americas LLC, 7.75%, 2015	145,000	148,988
Graham Packaging Co. LP, 9.875%, 2014	80,000	67,200
Greif, Inc., 6.75%, 2017	430,000	423,550
Owens-Brockway Glass Container, Inc., 8.25%, 2013	295,000	305,325

		$1,021,563

Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$312,000	$316,195

Electronics - 0.3%
Avago Technologies Finance, 11.875%, 2015	$40,000	$42,200
Flextronics International Ltd., 6.25%, 2014	115,000	105,800
Spansion LLC, 11.25%, 2016 (n)	90,000	54,900

		$202,900

Emerging Market Quasi-Sovereign - 0.7%
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	$167,000	$170,404
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	248,283

		$418,687

Emerging Market Sovereign - 1.8%
Federative Republic of Brazil, 8%, 2018	$32,000	$35,840
Gabonese Republic, 8.2%, 2017 (n)	225,000	235,969
Republic of Argentina, FRN, 5.475%, 2012	218,125	184,668
Republic of Colombia, 7.375%, 2017	258,000	285,348
Republic of Panama, 9.375%, 2029	82,000	107,830
Republic of Panama, 6.7%, 2036	91,000	92,593
Republic of Philippines, 9.375%, 2017	66,000	82,500
Republic of Uruguay, 8%, 2022	100,000	107,000

		$1,131,748

Energy - Independent - 2.3%
Chaparral Energy, Inc., 8.875%, 2017	$80,000	$69,400
Chesapeake Energy Corp., 6.375%, 2015	140,000	135,800
Forest Oil Corp., 7.25%, 2019	70,000	71,225
Hilcorp Energy I LP, 7.75%, 2015 (n)	45,000	42,188
Hilcorp Energy I LP, 9%, 2016 (n)	80,000	80,600
Mariner Energy, Inc., 8%, 2017	95,000	90,725
Newfield Exploration Co., 6.625%, 2014	130,000	128,050
Nexen, Inc., 6.4%, 2037	280,000	268,139
Opti Canada, Inc., 8.25%, 2014	150,000	148,500
Plains Exploration & Production Co., 7%, 2017	210,000	201,600
Quicksilver Resources, Inc., 7.125%, 2016	130,000	125,450
Southwestern Energy Co., 7.5%, 2018 (n)	70,000	72,450

		$1,434,127

Energy - Integrated - 0.2%
TNK-BP Finance S.A., 7.5%, 2016 (n)	$113,000	$104,949

Entertainment - 0.4%
Marquee Holdings, Inc., 12%, 2014	$55,000	$41,113
Time Warner, Inc., 6.5%, 2036	20,000	18,349

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Entertainment - continued
Turner Broadcasting System, Inc., 8.375%, 2013		$185,000	$202,166

			$261,628

Financial Institutions - 2.3%
American Express Centurion Bank, 5.2%, 2010		$250,000	$252,918
Capmark Financial Group, Inc., 6.3%, 2017 (n)		260,000	155,893
CIT Group, Inc., 6.1% to 2017, FRN to 2067		20,000	8,910
General Motors Acceptance Corp., 5.85%, 2009		295,000	275,086
General Motors Acceptance Corp., 6.875%, 2011		129,000	98,732
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		300,000	240,523
ORIX Corp., 5.48%, 2011		380,000	367,973
Residential Capital LLC, 6.125%, 2008		56,000	38,640
Residential Capital LLC, 6.5%, 2012		15,000	7,350

			$1,446,025

Food & Beverages - 1.3%
B&G Foods, Inc., 8%, 2011		$80,000	$77,400
Del Monte Corp., 6.75%, 2015		90,000	86,175
Michael Foods, Inc., 8%, 2013		110,000	107,250
Miller Brewing Co., 5.5%, 2013 (n)		330,000	350,730
Tyson Foods, Inc., 6.6%, 2016		170,000	170,206

			$791,761

Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$43,000	$43,669

Forest & Paper Products - 1.5%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$10,000	$10,225
Buckeye Technologies, Inc., 8%, 2010		26,000	25,968
Buckeye Technologies, Inc., 8.5%, 2013		255,000	257,550
Catalyst Paper Corp., 8.625%, 2011		40,000	33,300
Graphic Packaging International Corp., 9.5%, 2013		55,000	52,800
JSG Funding PLC, 7.75%, 2015	EUR	130,000	188,771
Millar Western Forest Products Ltd., 7.75%, 2013		$125,000	84,375
NewPage Holding Corp., 10%, 2012 (n)		80,000	81,200
NewPage Holding Corp., 12%, 2013		60,000	60,150
Stora Enso Oyj, 6.404%, 2016 (n)		160,000	141,349

			$935,688

Gaming & Lodging - 2.9%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		$170,000	$119,850
Harrah’s Operating Co., Inc., 5.375%, 2013		25,000	16,125
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		135,000	113,738
Harrah’s Operating Co., Inc., 5.75%, 2017		220,000	122,100
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		70,000	54,775
Isle of Capri Casinos, Inc., 7%, 2014		145,000	103,313
MGM Mirage, 8.375%, 2011		350,000	350,875
MGM Mirage, 6.75%, 2013		90,000	82,800
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		110,000	86,625
Scientific Games Corp., 6.25%, 2012		185,000	172,050
Station Casinos, Inc., 6%, 2012		20,000	16,400
Station Casinos, Inc., 6.5%, 2014		215,000	129,000
Station Casinos, Inc., 6.875%, 2016		140,000	81,550
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		200,000	135,000
Wyndham Worldwide Corp., 6%, 2016		90,000	82,198
Wynn Las Vegas LLC, 6.625%, 2014		145,000	139,563

			$1,805,962

Industrial - 0.9%
Blount, Inc., 8.875%, 2012		$165,000	$162,113
JohnsonDiversey, Inc., 9.625%, 2012	EUR	35,000	51,099
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$165,000	162,525
Steelcase, Inc., 6.5%, 2011		146,000	156,413

			$532,150

Insurance - 1.5%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$357,496
American International Group, Inc., 6.25%, 2037		$240,000	194,425
ING Groep N.V., 5.775% to 2015, FRN to 2049		490,000	417,467

			$969,388

Insurance - Property & Casualty - 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014		$375,000	$356,648
Chubb Corp., 6.375% to 2017, FRN to 2037		150,000	139,722
USI Holdings Corp., 9.75%, 2015 (n)		100,000	72,250

			$568,620

International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	106,000	$107,299

International Market Sovereign - 21.6%
Federal Republic of Germany, 5.25%, 2010	EUR	625,000	$1,023,452
Federal Republic of Germany, 3.75%, 2015	EUR	108,000	170,429

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
Federal Republic of Germany, 6.25%, 2030	EUR	$ 323,000	$626,007
Government of Canada, 4.5%, 2015	CAD	184,000	193,814
Government of Canada, 5.75%, 2033	CAD	57,000	71,370
Government of Japan, 1.5%, 2012	JPY	74,000,000	766,024
Government of Japan, 1.3%, 2014	JPY	129,000,000	1,329,354
Government of Japan, 1.7%, 2017	JPY	98,000,000	1,028,034
Government of Japan, 2.2%, 2027	JPY	57,000,000	583,565
Government of Japan, 2.4%, 2037	JPY	33,000,000	332,353
Kingdom of Denmark, 4%, 2015	DKK	984,000	207,731
Kingdom of Netherlands, 3.75%, 2009	EUR	752,000	1,186,223
Kingdom of Netherlands, 3.75%, 2014	EUR	68,000	107,106
Kingdom of Spain, 5.35%, 2011	EUR	694,000	1,148,785
Kingdom of Sweden, 4.5%, 2015	SEK	595,000	103,874
Republic of Austria, 4.65%, 2018	EUR	495,000	814,058
Republic of France, 4.75%, 2012	EUR	98,000	160,763
Republic of France, 5%, 2016	EUR	298,000	502,986
Republic of France, 6%, 2025	EUR	142,000	263,482
Republic of France, 4.75%, 2035	EUR	539,000	862,683
Republic of Ireland, 4.6%, 2016	EUR	516,000	839,505
United Kingdom Treasury, 8%, 2015	GBP	253,000	625,096
United Kingdom Treasury, 8%, 2021	GBP	81,000	214,314
United Kingdom Treasury, 4.25%, 2036	GBP	205,000	397,196

			$13,558,204

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$350,000	$349,230
Case New Holland, Inc., 7.125%, 2014		95,000	93,100

			$442,330

Major Banks - 1.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$336,350
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	90,581
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	88,567
Royal Bank of Scotland Group PLC, 9.118%, 2049		207,000	208,825
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		290,000	285,737
Wachovia Capital Trust III, 5.8%to 2011, FRN to 2042		230,000	163,875

			$1,173,935

Medical & Health Technology & Services - 4.0%
Cardinal Health, Inc., 5.8%, 2016		$201,000	$201,934
Community Health Systems, Inc., 8.875%, 2015		210,000	210,788
Cooper Cos., Inc., 7.125%, 2015		105,000	99,750
DaVita, Inc., 6.625%, 2013		65,000	63,050
DaVita, Inc., 7.25%, 2015		285,000	277,875
HCA, Inc., 6.375%, 2015		225,000	190,406
HCA, Inc., 9.25%, 2016		345,000	357,938
Hospira, Inc., 5.55%, 2012		110,000	113,700
Hospira, Inc., 6.05%, 2017		100,000	99,113
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		90,000	94,275
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		150,000	150,000
McKesson Corp., 5.7%, 2017		90,000	88,700
Owens & Minor, Inc., 6.35%, 2016		170,000	171,803
Psychiatric Solutions, Inc., 7.75%, 2015		135,000	134,325
U.S. Oncology, Inc., 10.75%, 2014		120,000	118,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)		75,000	75,000
Universal Hospital Services, Inc., FRN, 8.287%, 2015		20,000	17,800
VWR Funding, Inc., 10.25%, 2015 (p)		65,000	60,450

			$2,525,407

Metals & Mining - 1.8%
Arch Western Finance LLC, 6.75%, 2013		$95,000	$94,763
FMG Finance Ltd., 10.625%, 2016 (n)		185,000	208,125
Foundation PA Coal Co., 7.25%, 2014		60,000	59,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		255,000	270,619
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		125,000	122,813
Peabody Energy Corp., 7.375%, 2016		40,000	41,400
Peabody Energy Corp., “B”, 6.875%, 2013		210,000	213,150
PNA Group, Inc., 10.75%, 2016		95,000	82,650
Ryerson, Inc., 12%, 2015 (n)		50,000	47,250

			$1,140,170

Mortgage Backed - 4.9%
Fannie Mae, 5.5%, 2019 - 2035		$2,021,706	$2,054,682
Fannie Mae, 6.5%, 2032		231,031	240,841
Fannie Mae, 6%, 2034		749,255	771,434

			$3,066,957

Municipals - 0.3%
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036		$175,000	$175,000

Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016		$135,000	$132,300
Inergy LP, 6.875%, 2014		85,000	82,875

			$215,175

Natural Gas - Pipeline - 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015		$130,000	$132,275
CenterPoint Energy, Inc., 7.875%, 2013		448,000	497,670

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		$210,000	$214,712
El Paso Corp., 7.75%, 2032		75,000	77,028
Kinder Morgan Energy Partners LP, 6%, 2017		200,000	199,034
Kinder Morgan Finance Corp., 5.35%, 2011		362,000	359,285
Spectra Energy Capital LLC, 8%, 2019		164,000	185,407
Williams Cos., Inc., 7.125%, 2011		36,000	38,250
Williams Cos., Inc., 8.75%, 2032		85,000	98,175
Williams Partners LP, 7.25%, 2017		95,000	95,475

			$1,897,311

Network & Telecom - 2.2%
Cincinnati Bell, Inc., 8.375%, 2014		$120,000	$112,500
Citizens Communications Co., 9.25%, 2011		322,000	333,270
Citizens Communications Co., 9%, 2031		155,000	135,625
Deutsche Telekom International Finance B.V., 8%, 2010		137,000	146,549
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		115,000	111,550
Qwest Corp., 8.875%, 2012		70,000	71,400
Qwest Corp., 7.5%, 2014		140,000	136,500
Telecom Italia Capital, 4.875%, 2010		60,000	59,101
Telefonica Europe B.V., 7.75%, 2010		260,000	278,912

			$1,385,407

Oil Services - 0.4%
Basic Energy Services, Inc., 7.125%, 2016		$150,000	$142,875
Weatherford International Ltd., 6.35%, 2017		80,000	82,749

			$225,624

Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015		$310,000	$324,613

Other Banks & Diversified Financials - 1.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.891%, 2011 (n)		$187,500	$179,063
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		248,000	248,603
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012 (z)		200,000	192,462
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)		114,000	96,560
Resona Bank Ltd., FRN, 5.85% to 2016, FRN to 2049 (n)		100,000	83,101
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		270,000	225,822
UFJ Finance Aruba AEC, 6.75%, 2013		159,000	176,868

			$1,202,479

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016		$87,000	$87,596

Precious Metals & Minerals - 0.2%
Alrosa Finance S.A., 8.875%, 2014		$116,000	$124,592

Printing & Publishing - 1.6%
American Media Operations, Inc., 10.25%, 2009		$3,818	$2,539
American Media Operations, Inc., “B”, 10.25%, 2009		105,000	70,613
Dex Media West LLC, 9.875%, 2013		283,000	246,210
Idearc, Inc., 8%, 2016		459,000	297,203
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	55,000	49,047
Nielsen Finance LLC, 10%, 2014		$75,000	74,625
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		195,000	123,338
Quebecor World, Inc., 6.125%, 2013 (d)		55,000	22,550
R.H. Donnelley Corp., 8.875%, 2016		175,000	110,688

			$996,813

Railroad & Shipping - 0.1%
Panama Canal Railway Co., 7%, 2026 (n)		$100,000	$91,500

Real Estate - 0.9%
ERP Operating LP, REIT, 5.75%, 2017		$150,000	$136,596
Simon Property Group, Inc., REIT, 6.1%, 2016		430,000	415,114

			$551,710

Restaurants - 0.7%
McDonald’s Corp., 5.8%, 2017		$400,000	$420,000

Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013		$165,000	$164,588
Limited Brands, Inc., 5.25%, 2014		221,000	187,930
Target Corp., 6.5%, 2037		100,000	96,690

			$449,208

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013		$85,000	$74,800

Supermarkets - 0.5%
Safeway, Inc., 4.95%, 2010		$112,000	$114,586
Safeway, Inc., 6.5%, 2011		160,000	170,082

			$284,668

Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)		$305,000	$312,135

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - 1.6%
Alltel Corp., 7%, 2012	$123,000	$98,400
MetroPCS Wireless, Inc., 9.25%, 2014	100,000	92,000
Nextel Communications, Inc., 5.95%, 2014	380,000	281,200
Rogers Cable, Inc., 5.5%, 2014	164,000	154,772
Vodafone Group PLC, 5.375%, 2015	270,000	263,140
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	106,000	108,120

		$997,632

Tobacco - 0.7%
Reynolds American, Inc., 6.75%, 2017	$410,000	$414,700

Transportation - 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024 (p)	$135,805	$151,084

Transportation - Services - 0.1%
Hertz Corp., 8.875%, 2014	$85,000	$80,538

U.S. Government Agencies - 2.6%
Small Business Administration, 4.34%, 2024	$290,508	$280,281
Small Business Administration, 4.77%, 2024	242,811	243,880
Small Business Administration, 5.18%, 2024	453,271	462,881
Small Business Administration, 4.625%, 2025	170,574	164,432
Small Business Administration, 4.86%, 2025	314,394	315,817
Small Business Administration, 5.11%, 2025	163,169	163,809

		$1,631,100

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$96,000	$111,030
U.S. Treasury Bonds, 4.5%, 2036	32,000	33,058

		$144,088

Utilities - Electric Power - 4.5%
AES Corp., 9.375%, 2010	$260,000	$274,950
Beaver Valley Funding Corp., 9%, 2017	416,000	462,563
Dynegy Holdings, Inc., 7.5%, 2015	105,000	98,438
Edison Mission Energy, 7%, 2017	265,000	263,675
Enersis S.A., 7.375%, 2014	182,000	200,770
FirstEnergy Corp., 6.45%, 2011	207,000	216,679
HQI Transelec Chile S.A., 7.875%, 2011	290,000	313,461
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	100,000	103,250
Mirant North America LLC, 7.375%, 2013	145,000	146,450
NRG Energy, Inc., 7.375%, 2016	380,000	372,400
Reliant Energy, Inc., 7.875%, 2017	175,000	174,125
Sierra Pacific Resources, 8.625%, 2014	60,000	63,004
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	105,000	104,606

		$2,794,371

Total Bonds		$60,503,995

FLOATING RATE LOANS(g)(r) - 2.1%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	$6,814	$6,340
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014 (o)	156,730	145,824

		$152,164

Automotive - 0.4%
Allison Transmission, Inc., Term Loan B, 5.75%, 2014	$87,827	$76,848
Ford Motor Co., Term Loan B, 5.8%, 2013	48,920	39,992
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014	151,928	136,735

		$253,575

Broadcasting - 0.1%
Young Broadcasting, Inc., Term Loan, 2012 (o)	$95,068	83,946

		$83,946

Building - 0.0%
Building Materials Holding Corp., Second Lien Term Loan, 8.43%, 2014	$48,702	$27,151

Cable TV - 0.3%
CSC Holdings, Inc., Incremental Term Loan, 4.75%, 2013	$94,070	$87,806
Mediacom Illinois LLC, Term Loan A, 4.32%, 2012	83,204	72,456

		$160,262

Computer Software - 0.2%
First Data Corp., Term Loan B-1, 5.35%, 2014 (o)	$108,084	$97,180

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 2009 (o)	$37,971	$37,022

Gaming & Lodging - 0.1%
Harrah’s Entertainment, Inc., Term Loan B-2, 6.24%, 2015	$57,462	$52,621

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Medical & Health Technology & Services – 0.1% continued
Community Health Systems, Inc., Term Loan B, 5.33%, 2014	$55,745	$51,285
HCA, Inc., Term Loan B, 4.94%, 2013	45,146	41,454

		$92,739

Printing & Publishing - 0.1%
Idearc, Inc., Term Loan B, 2014 (o)	$11,443	$9,133
Nielsen Finance LLC, Term Loan B, 2013 (o)	62,610	56,443

		$65,576

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.34%, 2013 (o)	$136,661	$114,134

Utilities - Electric Power - 0.3%
Calpine Corp., DIP Term Loan, 5.57%, 2009 (o)	$100,327	$88,879
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.58%, 2014 (o)	129,937	117,796

		$206,675

Total Floating Rate Loans		$1,343,045

SHORT-TERM OBLIGATIONS - 0.3%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$191,000	$191,000

Total Investments		$62,038,040

OTHER ASSETS, LESS LIABILITIES - 1.3%		809,104

NET ASSETS - 100.0%		$62,847,144

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,369,667, representing 11.73% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$10,000	$10,225
Anthracite Ltd., CDO, 6%, 2037	5/14/02	165,142	90,000
Asset Securitization Corp., FRN, 9.12%, 2029	1/25/05	163,313	207,431
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.477%, 2040	3/01/06	250,000	180,000
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012	3/08/05	200,000	192,462
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	229,308	227,312
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	146,935	160,061
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	254,035
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	228,209	157,390
Falcon Franchise Loan LLC, FRN, 3.844%, 2025	1/29/03	92,245	75,560
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	319,073	314,759
Prudential Securities Secured Financing Corp., FRN, 7.29%, 2013	12/06/04	456,290	341,135
Salomon Brothers Mortgage Securities, Inc., FRN, 7.272%, 2032	1/07/05	609,048	562,201

Total Restricted Securities			$2,772,571
% of Net Assets			4.5%

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Portfolio

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Variable Insurance Trust II - Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$62,040,663	$—	$62,040,663
Other Financial Instruments	(179,269)	13,516		(165,753)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$63,583,963

Gross unrealized appreciation	$1,951,230
Gross unrealized depreciation	(3,497,153)

Net unrealized appreciation (depreciation)	$(1,545,923)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of March 31, 2008, the fund had the following unfunded loan commitments of $2,851, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Commitment At Value	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014	$2,851	$2,623	$(228)

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(4) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Appreciation (Depreciation)
Appreciation
SELL	CAD	354,546	4/28/08	$355,082	$344,606	$10,476
BUY	JPY	8,076,236	4/15/08	76,185	81,055	4,870
BUY	MXN	764,636	4/8/08	70,825	71,750	925
BUY	PLN	323,444	5/30/08	144,067	144,495	428

						$16,699

Depreciation
BUY	AUD	118,367	5/12/08	$109,582	$107,554	$(2,028)
SELL	DKK	990,067	4/15/08	196,625	209,435	(12,810)
BUY	EUR	163,143	5/14/08	257,313	257,048	(265)
SELL	EUR	2,645,053	5/14/08	4,090,856	4,167,529	(76,673)
SELL	GBP	600,122	4/14/08	1,165,013	1,188,798	(23,785)
SELL	JPY	123,116,735	4/15/08	1,154,152	1,235,634	(81,482)
SELL	SEK	613,230	4/15/08	96,304	103,120	(6,816)

						$(203,859)

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro Bond (Long)	2	$348,452	Jun-08	$311
U.S. Treasury Note 5 yr (Long)	4	456,938	Jun-08	7,580

				$7,891

Swap Agreements at 3/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	100,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(19,020)
9/20/10	USD	270,000	Merrill Lynch International	(2)	0.68%(fixed rate)	38,155
9/20/12	USD	290,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	(1,271)
3/20/13	USD	430,000	Goldman Sachs International	(4)	2.13% (fixed rate)	(4,348)

						$13,516

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(3)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group Corp., 6.35%, 8/28/12.

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	62.0%
Japan	7.4%
Germany	4.3%
France	3.2%
Netherlands	3.2%
United Kingdom	2.7%
Spain	2.3%
Canada	2.1%
Ireland	1.7%
Other Countries	11.1%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Strategic Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Strategic Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.6%
Aerospace - 1.2%
Lockheed Martin Corp.	620	$61,566

Automotive - 1.7%
Harley-Davidson, Inc.	2,250	$84,375

Biotechnology - 2.4%
Amgen, Inc. (a)	2,920	$121,998

Broadcasting - 0.6%
E.W. Scripps Co., “A”	710	$29,827

Brokerage & Asset Managers - 3.1%
E*TRADE Financial Corp. (a)	12,380	$47,787
Franklin Resources, Inc.	480	46,555
Legg Mason, Inc.	1,130	63,257

		$157,599

Business Services - 1.8%
Fidelity National Information Services, Inc.	2,460	$93,824

Computer Software - Systems - 1.4%
International Business Machines Corp.	600	$69,084

Construction - 2.5%
D.R. Horton, Inc.	4,430	$69,773
Pulte Homes, Inc.	4,100	59,655

		$129,428

Electrical Equipment - 1.9%
WESCO International, Inc. (a)	2,590	$94,509

Electronics - 2.8%
Flextronics International Ltd. (a)	7,540	$70,801
Samsung Electronics Co. Ltd., GDR	235	73,379

		$144,180

Energy - Independent - 3.8%
Apache Corp.	710	$85,782
Devon Energy Corp.	1,030	107,460

		$193,242

Energy - Integrated - 6.8%
Exxon Mobil Corp.	1,130	$95,575
Hess Corp.	560	49,381
Marathon Oil Corp.	1,950	88,920
TOTAL S.A., ADR	1,540	113,975

		$347,851

Food & Beverages - 3.9%
General Mills, Inc.	2,090	$125,149
Nestle S.A.	143	71,432

		$196,581

Food & Drug Stores - 0.9%
Safeway, Inc.	1,620	$47,547

Furniture & Appliances - 3.4%
Jarden Corp. (a)	4,460	$96,960
Furniture & Appliances - continued
Whirlpool Corp.	850	$73,763

		$170,723

Gaming & Lodging - 2.6%
Royal Caribbean Cruises Ltd.	2,250	$74,025
Wyndham Worldwide (w)	2,870	59,352

		$133,377

General Merchandise - 2.2%
Macy’s, Inc.	4,800	$110,688

Health Maintenance Organizations - 0.5%
WellPoint, Inc. (a)	530	$23,389

Insurance - 15.7%
Allstate Corp.	1,140	$54,788
American International Group, Inc.	1,970	85,203
Conseco, Inc. (a)	9,280	94,656
Genworth Financial, Inc., “A”	5,460	123,614
Hartford Financial Services Group, Inc.	890	67,435
Max Capital Group Ltd.	3,850	100,832
MBIA, Inc.	4,270	52,179
MetLife, Inc.	1,020	61,465
Travelers Cos., Inc.	3,340	159,819

		$799,991

Machinery & Tools - 3.6%
Kennametal, Inc.	2,860	$84,170
Timken Co.	3,410	101,345

		$185,515

Major Banks - 4.3%
Bank of America Corp.	2,186	$82,871
JPMorgan Chase & Co.	1,990	85,471
UnionBanCal Corp.	1,020	50,062

		$218,404

Medical & Health Technology & Services - 1.1%
DaVita, Inc. (a)	1,160	$55,402

Medical Equipment - 4.7%
Advanced Medical Optics, Inc. (a)	4,150	$84,245
Boston Scientific Corp. (a)	8,610	110,811
Cooper Cos., Inc.	1,280	44,070

		$239,126

Metals & Mining - 3.5%
Allegheny Technologies, Inc.	880	$62,797
Cameco Corp.	920	30,305
Century Aluminum Co. (a)	1,260	83,462

		$176,564

Natural Gas - Distribution - 1.0%
Sempra Energy	950	$50,616

Natural Gas - Pipeline - 0.8%
Williams Cos., Inc.	1,170	$38,587

Network & Telecom - 0.3%
Nortel Networks Corp. (a)	2,518	$16,845

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.1%
Noble Corp.	1,120	$55,630

Other Banks & Diversified Financials - 2.8%
American Capital Strategies Ltd.	820	$28,011
New York Community Bancorp, Inc.	6,210	113,146

		$141,157

Pharmaceuticals - 2.0%
Wyeth	2,420	$101,059

Specialty Stores - 1.5%
PetSmart, Inc.	1,950	$39,858
Staples, Inc.	1,710	37,808

		$77,666

Telephone Services - 3.6%
Embarq Corp.	1,350	$54,135
Qwest Communications International, Inc.	10,160	46,025
TELUS Corp.	950	39,955
Verizon Communications, Inc.	1,185	43,193

		$183,308

Tobacco - 1.7%
Altria Group, Inc.	1,180	$26,196
Philip Morris International, Inc. (a)	1,180	59,684

		$85,880

Utilities - Electric Power - 5.4%
American Electric Power Co., Inc.	1,520	$63,278
CMS Energy Corp.	1,840	24,914
DPL, Inc.	2,110	54,100
Pepco Holdings, Inc.	2,950	72,924
PG&E Corp.	1,540	56,703

		$271,919

Total Common Stocks		$4,907,457

SHORT-TERM OBLIGATIONS - 3.2%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08 (y)	$161,000	$161,000

Total Investments		$5,068,457

OTHER ASSETS, LESS LIABILITIES - 0.2%		12,619

NET ASSETS - 100.0%		$5,081,076

(a)	Non-income producing security.

(w)	When-issued security. At March 31, 2008, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Strategic Value Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,907,457	$161,000	$—	$5,068,457
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$5,680,388

Gross unrealized appreciation	$107,578
Gross unrealized depreciation	(719,509)

Net unrealized appreciation (depreciation)	$(611,931)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Technology Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Broadcasting - 3.5%
XM Satellite Radio Holdings, Inc., “A” (a)	59,906	$696,105

Business Services - 4.8%
Amdocs Ltd. (a)	8,950	$253,822
Visa, Inc., “A” (a)	11,290	704,044

		$957,866

Computer Software - 22.3%
Akamai Technologies, Inc. (a)	9,650	$271,744
MicroStrategy, Inc., “A” (a)	14,020	1,037,340
MSC Software Corp. (a)	67,215	873,123
Oracle Corp. (a)	38,420	751,495
Salesforce.com, Inc. (a)	13,514	782,055
TIBCO Software, Inc. (a)	38,140	272,320
VeriSign, Inc. (a)	15,062	500,661

		$4,488,738

Computer Software - Systems - 12.0%
EMC Corp. (a)	28,194	$404,302
Hewlett-Packard Co.	8,080	368,933
High Tech Computer Corp.	7,000	157,376
International Business Machines Corp.	8,450	972,933
Network Appliance, Inc. (a)	25,692	515,125

		$2,418,669

Consumer Goods & Services - 1.3%
Alibaba.com Corp. (a)(z)	126,000	$264,147

Electronics - 25.6%
Delta Electronics	20,000	$59,287
Flextronics International Ltd. (a)	116,080	1,089,991
Hittite Microwave Corp. (a)	3,550	132,841
Intel Corp.	46,968	994,782
Intersil Corp., “A”	9,500	243,865
Marvell Technology Group Ltd. (a)	28,028	304,945
National Semiconductor Corp.	22,130	405,422
Nintendo Co. Ltd.	1,440	745,561
Samsung Electronics Co. Ltd., GDR	1,330	415,293
SanDisk Corp. (a)	32,990	744,584

		$5,136,571

Entertainment - 1.0%
TiVo, Inc. (a)	23,500	$205,860

Internet - 8.1%
Google, Inc., “A” (a)	1,550	$682,729
NHN Corp. (a)	1,327	309,658
Tencent Holdings Ltd.	112,800	642,820

		$1,635,207

Leisure & Toys - 6.1%
Activision, Inc. (a)	24,360	$665,272
Take-Two Interactive Software, Inc. (a)	21,800	556,336

		$1,221,608

Network & Telecom - 11.2%
F5 Networks, Inc. (a)	11,500	$208,955
Nokia Corp., ADR	29,750	946,943
Research in Motion Ltd. (a)	5,808	651,832
Sonus Networks, Inc. (a)	131,550	452,532

		$2,260,262

Telephone Services - 2.3%
Cogent Communications Group, Inc. (a)	13,600	$249,016
Global Crossing Ltd. (a)	14,490	219,668

		$468,684

Total Common Stocks		$19,753,717

SHORT-TERM OBLIGATIONS - 1.6%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$316,000	$316,000

Total Investments		$20,069,717

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
CALL OPTIONS WRITTEN - 0.0%
XM Satellite Radio Holdings, Inc. April 2008 @ $15 (a)	(574)	$(6,314)
F5 Networks, Inc. - April 2008 @ $25 (a)	(115)	(1,150)

Total Call Options Written		$(7,464)

OTHER ASSETS, LESS LIABILITIES - 0.2%		48,500

NET ASSETS - 100.0%		$20,110,753

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	3/19/08 - 3/25/08	$224,879	$264,147
% of Net Assets			1.3%

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Technology Portfolio

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II - Technology Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,684,722	$1,384,995	$—	$20,069,717
Other Financial Instruments	(7,464)		—	(7,464)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$22,718,871

Gross unrealized appreciation	$385,063
Gross unrealized depreciation	(3,034,217)

Net unrealized appreciation (depreciation)	$(2,649,154)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® INVESTMENT MANAGEMENT

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 58.2%
Aerospace - 2.7%
Lockheed Martin Corp.	285,560	$28,356,107
Northrop Grumman Corp.	75,000	5,835,749
Raytheon Co.	16,670	1,077,048
United Technologies Corp.	218,010	15,003,447

		$50,272,351

Alcoholic Beverages - 0.6%
Diageo PLC	433,132	$8,726,213
Heineken N.V.	47,800	2,775,625

		$11,501,838

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	176,480	$12,000,639

Automotive - 0.6%
Harley-Davidson, Inc.	74,360	$2,788,499
Johnson Controls, Inc.	238,020	8,045,075

		$10,833,574

Biotechnology - 0.5%
Amgen, Inc. (a)	99,980	$4,177,164
Genzyme Corp. (a)	59,460	4,432,148

		$8,609,312

Broadcasting - 0.9%
E.W. Scripps Co., “A” (l)	24,910	$1,046,469
Omnicom Group, Inc.	152,030	6,716,685
Walt Disney Co.	213,390	6,696,178
WPP Group PLC	131,220	1,563,819

		$16,023,151

Brokerage & Asset Managers - 2.0%
E*TRADE Financial Corp. (a)(l)	437,560	$1,688,982
Franklin Resources, Inc.	94,050	9,121,910
Goldman Sachs Group, Inc.	66,920	11,067,899
KKR Private Equity Investors LP, IEU (z)	75,810	936,254
Legg Mason, Inc.	41,750	2,337,165
Lehman Brothers Holdings, Inc.	140,800	5,299,712
Merrill Lynch & Co., Inc.	152,450	6,210,813

		$36,662,735

Business Services - 1.1%
Accenture Ltd., “A”	154,220	$5,423,917
Automatic Data Processing, Inc.	87,800	3,721,842
Fidelity National Information Services, Inc.	81,300	3,100,782
Visa, Inc., “A” (a)	120,920	7,540,571

		$19,787,112

Cable TV - 0.3%
Time Warner Cable, Inc. (a)	196,470	$4,907,821

Chemicals - 0.7%
3M Co.	21,220	$1,679,563
PPG Industries, Inc.	176,340	10,670,333

		$12,349,896

Computer Software - 0.7%
Oracle Corp. (a)	662,390	$12,956,348

Computer Software - Systems - 1.4%
Hewlett-Packard Co.	155,560	$7,102,870
International Business Machines Corp.	159,250	18,336,045

		$25,438,915

Construction - 0.9%
D.R. Horton, Inc. (l)	163,780	$2,579,535
Masco Corp.	241,120	4,781,410
Pulte Homes, Inc.	144,150	2,097,383
Sherwin-Williams Co.	42,170	2,152,357
Toll Brothers, Inc. (a)(l)	214,420	5,034,582

		$16,645,267

Consumer Goods & Services - 1.0%
Clorox Co.	90,260	$5,112,326
Procter & Gamble Co.	188,230	13,189,276

		$18,301,602

Containers - 0.0%
Smurfit-Stone Container Corp. (a)	60,110	$462,847

Electrical Equipment - 1.5%
General Electric Co.	393,760	$14,573,058
Rockwell Automation, Inc.	39,390	2,261,774
W.W. Grainger, Inc.	90,680	6,927,045
WESCO International, Inc. (a)	91,750	3,347,958

		$27,109,835

Electronics - 0.9%
Flextronics International Ltd. (a)	269,260	$2,528,351
Intel Corp.	564,320	11,952,298
Samsung Electronics Co. Ltd., GDR	7,799	2,435,238

		$16,915,887

Energy - Independent - 2.4%
Anadarko Petroleum Corp.	53,200	$3,353,196
Apache Corp.	153,860	18,589,365
Devon Energy Corp.	140,850	14,694,881
EOG Resources, Inc.	30,270	3,632,400
Sunoco, Inc.	54,960	2,883,751

		$43,153,593

Energy - Integrated - 5.4%
Chevron Corp.	37,867	$3,232,327
ConocoPhillips	62,370	4,753,218
Exxon Mobil Corp.	450,526	38,105,489
Hess Corp.	207,540	18,300,877
Marathon Oil Corp.	234,200	10,679,520
Royal Dutch Shell PLC, ADR	26,800	1,848,664
TOTAL S.A., ADR	306,750	22,702,568

		$99,622,663

Food & Beverages - 2.5%
General Mills, Inc.	250,670	$15,010,120
Kellogg Co.	141,340	7,428,830
Nestle S.A.	31,337	15,653,517
PepsiCo, Inc.	107,430	7,756,446

		$45,848,913

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 1.4%
CVS Caremark Corp.	301,682	$12,221,138
Kroger Co.	115,480	$2,933,192
Safeway, Inc.	189,820	5,571,217
Walgreen Co.	118,470	4,512,522

		$25,238,069

Forest & Paper Products - 0.2%
MeadWestvaco Corp.	120,530	$3,280,827

Furniture & Appliances - 0.3%
Jarden Corp. (a)	162,110	$3,524,271
Whirlpool Corp. (l)	28,970	2,514,017

		$6,038,288

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd. (l)	315,220	$10,370,738
Wyndham Worldwide	104,300	2,156,924

		$12,527,662

General Merchandise - 1.1%
Macy’s, Inc.	675,900	$15,586,254
Wal-Mart Stores, Inc.	80,050	4,217,034

		$19,803,288

Health Maintenance Organizations - 0.7%
UnitedHealth Group, Inc.	139,010	$4,776,384
WellPoint, Inc. (a)	168,990	7,457,529

		$12,233,913

Insurance - 5.0%
Allstate Corp.	438,930	$21,094,976
American International Group, Inc.	67,300	2,910,725
Aon Corp.	27,000	1,085,400
Chubb Corp.	45,140	2,233,527
Conseco, Inc. (a)	345,750	3,526,650
Genworth Financial, Inc., “A”	727,200	16,463,808
Hartford Financial Services Group, Inc.	113,850	8,626,415
Max Capital Group Ltd.	134,980	3,535,126
MBIA, Inc.	150,750	1,842,165
MetLife, Inc.	343,230	20,683,040
Principal Financial Group, Inc.	31,960	1,780,811
Prudential Financial, Inc.	32,350	2,531,388
Travelers Cos., Inc.	114,510	5,479,304

		$91,793,335

Machinery & Tools - 1.0%
Eaton Corp.	14,050	$1,119,364
Ingersoll-Rand Co. Ltd., “A”	196,250	8,748,825
Kennametal, Inc.	102,910	3,028,641
Timken Co.	210,530	6,256,952

		$19,153,782

Major Banks - 4.8%
Bank of America Corp.	585,660	$22,202,371
Bank of New York Mellon Corp.	409,875	17,104,084
JPMorgan Chase & Co.	427,642	18,367,224
PNC Financial Services Group, Inc.	178,420	11,698,999
State Street Corp.	115,660	9,137,140
SunTrust Banks, Inc.	121,550	6,702,267
UnionBanCal Corp.	36,960	1,813,997

		$87,026,082

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	41,460	$1,980,130

Medical Equipment - 0.4%
Advanced Medical Optics, Inc. (a)	149,700	$3,038,910
Boston Scientific Corp. (a)	304,680	3,921,232
Cooper Cos., Inc. (l)	38,760	1,334,507

		$8,294,649

Metals & Mining - 0.3%
Allegheny Technologies, Inc.	30,530	$2,178,621
Cameco Corp.	31,450	1,035,963
Century Aluminum Co. (a)	43,620	2,889,389

		$6,103,973

Natural Gas - Distribution - 0.5%
Sempra Energy	168,530	$8,979,278

Natural Gas - Pipeline - 0.6%
El Paso Corp.	237,100	$3,945,344
Williams Cos., Inc.	208,570	6,878,639

		$10,823,983

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	16,140	$388,813
Nortel Networks Corp. (a)	89,039	595,671

		$984,484

Oil Services - 0.4%
Halliburton Co.	54,980	$2,162,363
Noble Corp.	96,840	4,810,043

		$6,972,406

Other Banks & Diversified Financials - 1.9%
American Capital Strategies Ltd. (l)	27,940	$954,430
American Express Co.	152,330	6,659,868
Citigroup, Inc.	441,643	9,459,993
New York Community Bancorp, Inc. (l)	538,510	9,811,652
UBS AG (l)	156,377	4,542,796
UBS AG	110,890	3,193,632

		$34,622,371

Pharmaceuticals - 3.3%
Abbott Laboratories	30,460	$1,679,869
GlaxoSmithKline PLC	83,770	1,770,751
Johnson & Johnson	264,970	17,188,604
Merck & Co., Inc.	363,000	13,775,850
Merck KGaA (l)	25,580	3,152,013
Pfizer, Inc.	106,760	2,234,487
Wyeth	479,830	20,037,701

		$59,839,275

Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	70,350	$6,487,677
Norfolk Southern Corp.	59,380	3,225,522

		$9,713,199

Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	72,190	$6,641,480
Praxair, Inc.	17,840	1,502,663

		$8,144,143

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - 0.5%
Advance Auto Parts, Inc.	22,450	$764,423
PetSmart, Inc.	67,840	1,386,650
Staples, Inc.	282,080	6,236,789

		$8,387,862

Telecommunications - Wireless - 0.2%
Vodafone Group PLC, ADR	117,037	$3,453,762

Telephone Services - 2.5%
AT&T, Inc.	595,646	$22,813,242
Embarq Corp.	264,699	10,614,430
Qwest Communications International, Inc. (l)	1,565,780	7,092,983
TELUS Corp.	35,050	1,474,121
Verizon Communications, Inc.	104,380	3,804,651

		$45,799,427

Tobacco - 1.4%
Altria Group, Inc.	316,900	$7,035,180
Philip Morris International, Inc. (a)	357,500	18,082,350

		$25,117,530

Trucking - 0.2%
United Parcel Service, Inc., “B”	57,790	$4,219,826

Utilities - Electric Power - 3.0%
American Electric Power Co., Inc.	141,090	$5,873,577
CMS Energy Corp.	66,300	897,702
Dominion Resources, Inc.	105,128	4,293,428
DPL, Inc.	175,230	4,492,897
Entergy Corp.	27,220	2,969,158
FPL Group, Inc.	170,130	10,673,956
NRG Energy, Inc. (a)	138,990	5,419,220
Pepco Holdings, Inc.	101,390	2,506,361
PG&E Corp.	245,240	9,029,737
PPL Corp.	25,120	1,153,510
Public Service Enterprise Group, Inc.	171,040	6,874,098

		$54,183,644

Total Common Stocks		$1,064,119,487

BONDS - 40.9%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$490,000	$716,696

Asset Backed & Securitized - 2.4%
Banc of America Commercial
Mortgage, Inc., FRN, 5.582%, 2049	$448,627	$402,796
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040 (z)	1,850,000	1,332,000
BlackRock Capital Finance LP, 7.75%, 2026 (n)	163,652	98,191
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	141,876	142,990
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	17,257	17,176
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	317,396	317,730
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	1,014,602
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	1,449,204	1,315,414
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	893,965	799,619
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	13,867	13,807
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	1,330,000	1,217,321
GMAC Mortgage Corp. Loan Trust, FRN, 5.874%, 2036	1,316,000	1,007,803
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,644,482	1,622,293
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	625,465	623,700
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,515,415
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,012,000	1,001,762
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	2,020,000	1,813,908
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041	1,985,000	1,998,999
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,420,000	2,393,056
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	2,420,000	2,459,426
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,097,327	2,073,458
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	999,000	666,506
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.671%, 2016	1,140,000	1,053,752
Morgan Stanley Capital I, Inc., 5.16%, 2042	859,244	860,671
Morgan Stanley Capital I, Inc., FRN, 6.01%, 2030 (i)(n)	45,604,628	367,610
Multi-Family Capital Access One, Inc., 6.65%, 2024	235,175	235,874
Nomura Asset Securities Corp., FRN, 9.783%, 2027 (z)	2,551,844	2,861,258
Residential Asset Mortgage Products, Inc., 4.109%, 2035	270,344	269,888
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	927,676
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	845,974
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,583,164	1,486,100
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,922,525	1,851,637
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	2,334,274

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Wachovia Bank Commercial
Mortgage Trust, FRN, 4.847%, 2041	$2,000,000	$1,959,383
Wachovia Bank Commercial
Mortgage Trust, FRN, 5.083%, 2042	2,033,724	2,014,895
Wachovia Bank Commercial
Mortgage Trust, FRN, 5.513%, 2043	659,000	430,937
Wachovia Bank Commercial
Mortgage Trust, FRN, 6.16%, 2045	1,660,000	1,573,254
Wachovia Bank Commercial
Mortgage Trust, FRN, 5.922%, 2045	1,710,000	1,587,053

		$44,508,208

Automotive - 0.1%
Johnson Controls, Inc., 5.5%, 2016	$1,608,000	$1,638,745

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$1,595,000	$1,626,962
News America, Inc., 8.5%, 2025	1,154,000	1,338,260

		$2,965,222

Brokerage & Asset Managers - 0.4%
Goldman Sachs Group, Inc., 5.625%, 2017	$2,111,000	$2,025,135
Lehman Brothers Holdings, Inc., 6.5%, 2017	2,100,000	1,994,257
Merrill Lynch & Co., Inc., 6.11%, 2037	1,440,000	1,138,185
Morgan Stanley, 5.75%, 2016	1,145,000	1,107,215
Morgan Stanley Group, Inc., 6.75%, 2011	1,530,000	1,603,763

		$7,868,555

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$1,847,000	$1,935,543

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$920,000	$927,748

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,624,000	$1,559,834
Time Warner Entertainment Co. LP, 8.375%, 2033	1,330,000	1,496,493

		$3,056,327

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$1,869,000	$1,928,107

Conglomerates - 0.2%
General Electric Co., 5.25%, 2017	$940,000	$938,703
Kennametal, Inc., 7.2%, 2012	1,780,000	1,949,782

		$2,888,485

Consumer Goods & Services - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$1,671,000	$1,672,933
Western Union Co., 5.4%, 2011	$2,300,000	$2,356,000

		$4,028,933

Defense Electronics - 0.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$753,000	$763,123

Electronics - 0.1%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$1,492,000	$1,563,935

Emerging Market Quasi-Sovereign - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$1,130,000	$1,122,237

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$981,000	$1,006,324

Energy - Independent - 0.2%
Nexen, Inc., 5.875%, 2035	$358,000	$325,787
Ocean Energy, Inc., 7.25%, 2011	2,246,000	2,478,650

		$2,804,437

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$2,171,000	$2,096,685
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,293,224
Capmark Financial Group, Inc., 5.875%, 2012 (n)	643,000	407,389
CIT Group, Inc., 6.1% to 2017, FRN to 2067	200,000	89,102
General Electric Capital Corp., 5.45%, 2013	179,000	187,482
General Electric Capital Corp., 5.375%, 2016	740,000	751,428
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,504,791
ORIX Corp., 5.48%, 2011	2,290,000	2,217,524

		$8,547,625

Food & Beverages - 0.3%
Diageo Finance B.V., 5.5%, 2013	$2,560,000	$2,685,007
Miller Brewing Co., 5.5%, 2013 (n)	2,985,000	3,172,515

		$5,857,522

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,188,729

Gaming & Lodging - 0.2%
Marriott International, Inc., 6.375%, 2017	$1,890,000	$1,876,177
Wyndham Worldwide Corp., 6%, 2016	1,146,000	1,046,651

		$2,922,828

Insurance - 0.2%
American International Group, Inc., 6.25%, 2037	$1,620,000	$1,312,370

4

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - continued
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$1,197,022
MetLife, Inc., 6.4%, 2036	1,440,000	1,144,282

		$3,653,674

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,543,847
Chubb Corp., 6.375% to 2017, FRN to 2037	2,340,000	2,179,666
Fund American Cos., Inc., 5.875%, 2013	1,110,000	1,157,066
ZFS Finance USA Trust IV,
5.875% to 2012, FRN to 2032 (n)	500,000	472,905
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,080,000	1,877,067

		$7,230,551

International Market Quasi-Sovereign - 0.1%
Hydro-Quebec, 6.3%, 2011	$2,256,000	$2,466,268

International Market Sovereign - 0.1%
Province of Ontario, 5%, 2011	$2,280,000	$2,439,550

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,756,128

Major Banks - 0.5%
Bank of America Corp., 5.49%, 2019	$729,000	$706,466
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	619,968
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	1,476,000	1,483,563
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,638,000	1,334,805
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)	135,000	136,756
PNC Funding Corp., 5.625%, 2017	1,180,000	1,124,275
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	331,071
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,486,818
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,594,916
Wachovia Corp., 5.25%, 2014	787,000	777,347

		$9,595,985

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$1,352,000	$1,427,051
Cardinal Health, Inc., 5.8%, 2016	856,000	859,978
Covidien Ltd., 6%, 2017 (n)	660,000	680,264
HCA, Inc., 8.75%, 2010	135,000	135,000
Hospira, Inc., 5.55%, 2012	570,000	589,173
Hospira, Inc., 6.05%, 2017	2,020,000	2,002,077

		$5,693,543

Metals & Mining - 0.1%
Vale Overseas Ltd., 6.25%, 2017	$1,650,000	$1,643,199

Mortgage Backed - 16.3%
Fannie Mae, 4.01%, 2013	$187,901	$184,016
Fannie Mae, 4.518%, 2014	1,261,802	1,267,718
Fannie Mae, 4.63%, 2014	469,205	472,421
Fannie Mae, 4.846%, 2014	847,935	863,454
Fannie Mae, 4.88%, 2014	318,017	323,294
Fannie Mae, 4.56%, 2015	311,275	308,298
Fannie Mae, 4.7%, 2015	670,511	668,952
Fannie Mae, 4.78%, 2015	444,713	444,045
Fannie Mae, 4.856%, 2015	317,888	316,006
Fannie Mae, 4.925%, 2015	3,085,281	3,142,111
Fannie Mae, 5.034%, 2015	139,362	142,268
Fannie Mae, 5.09%, 2016	460,000	463,178
Fannie Mae, 5.5%, 2016 - 2037	80,937,815	82,058,309
Fannie Mae, 5.05%, 2017	460,000	461,776
Fannie Mae, 6%, 2017 - 2037	48,294,190	49,648,787
Fannie Mae, 4.5%, 2018 - 2035	8,637,384	8,505,532
Fannie Mae, 5%, 2018 - 2036	30,187,907	30,182,756
Fannie Mae, 7.5%, 2030 - 2031	284,162	306,696
Fannie Mae, 6.5%, 2031 - 2037	13,687,527	14,227,553
Freddie Mac, 6%, 2016 - 2037	19,687,297	20,261,915
Freddie Mac, 5%, 2017 - 2035	23,935,469	23,867,751
Freddie Mac, 4.5%, 2018 - 2035	9,182,844	9,117,920
Freddie Mac, 5.5%, 2019 - 2036	20,838,132	21,150,247
Freddie Mac, 6.5%, 2034 - 2038	5,442,161	5,656,629
Freddie Mac TBA, 5.5%, 2036	3,751,000	3,787,340
Ginnie Mae, 4.5%, 2033 - 2034	1,504,272	1,455,208
Ginnie Mae, 5%, 2033 - 2034	1,584,335	1,585,990
Ginnie Mae, 5.5%, 2033 - 2035	7,163,609	7,321,433
Ginnie Mae, 6%, 2033 - 2038	6,136,195	6,347,489
Ginnie Mae TBA, 5.75%, 2038	3,628,000	3,706,796

		$298,245,888

Municipals - 0.6%
Broward County, FL, Parks & Land Preservation Project, 5%, 2014 (c)	$940,000	$1,027,580
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	2,320,000	2,360,414
Gwinnett County, GA, Development Authority, COP, MBIA, 5.25%, 2014 (c)	760,000	844,915
Massachusetts Bay Transportation Authority, 5.25%, 2017	1,540,000	1,720,242
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	854,506
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	1,265,000	1,358,332
Mesa, AZ, Utility System Rev., FSA, 4.75%, 2015 (c)	825,000	903,152
Metropolitan Transportation Authority, NY, “B”, FSA, 5.25%, 2026	1,435,000	1,524,774
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	940,000	1,037,281

		$11,631,196

5

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,427,468
Enterprise Products Operating LLC, 6.5%, 2019	900,000	898,794
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	775,237
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	835,730
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	628,155
Spectra Energy Capital LLC, 8%, 2019	987,000	1,115,835

		$5,681,219

Network & Telecom - 0.7%
AT&T, Inc., 6.5%, 2037	$1,619,000	$1,601,502
BellSouth Corp., 6.55%, 2034	1,472,000	1,445,963
Deutsche Telekom International Finance B.V., 5.75%, 2016	2,086,000	2,062,374
Telecom Italia Capital, 5.25%, 2013	752,000	702,661
Telefonica Europe B.V., 7.75%, 2010	750,000	804,554
TELUS Corp., 8%, 2011	2,058,000	2,238,258
Verizon New York, Inc., 6.875%, 2012	4,213,000	4,430,825

		$13,286,137

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$520,000	$537,866
Weatherford International Ltd., 6%, 2018	1,281,000	1,287,673

		$1,825,539

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,282,393

Other Banks & Diversified Financials - 0.6%
Commonwealth Bank, 5%, 2012 (n)	$1,840,000	$1,922,217
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	852,000	721,660
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,019,000	956,103
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,370,000	1,982,216
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,806,497
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,667,097

		$10,055,790

Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,772,162

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$1,341,000	$1,412,748

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$72,000	$76,014
CSX Corp., 7.9%, 2017	1,350,000	1,494,555

		$1,570,569

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$328,835
HRPT Properties Trust, REIT, 6.25%, 2016	1,945,000	1,760,089
ProLogis, REIT, 5.75%, 2016	1,992,000	1,828,889
Simon Property Group, Inc., REIT, 5.1%, 2015	1,070,000	982,999
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,071,967
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	181,757

		$6,154,536

Retailers - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$540,000	$514,508
Home Depot, Inc., 5.25%, 2013	632,000	618,354
Limited Brands, Inc., 5.25%, 2014	1,504,000	1,278,946
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	1,983,332

		$4,395,140

Supermarkets - 0.1%
Kroger Co., 5%, 2013	$584,000	$587,245
Kroger Co., 6.4%, 2017	370,000	390,488

		$977,733

Supranational - 0.6%
European Investment Bank, 5.125%, 2017	$10,682,000	$11,646,713

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$735,624
Nextel Communications, Inc., 5.95%, 2014	2,055,000	1,520,700
Vodafone Group PLC, 5.625%, 2017	405,000	393,803

		$2,650,127

U.S. Government Agencies - 1.6%
Fannie Mae, 6.625%, 2009 - 2010	$9,527,000	$10,300,646
Fannie Mae, 6%, 2011	1,539,000	1,682,550
Freddie Mac, 5.5%, 2017	8,500,000	9,375,373
Small Business Administration, 4.77%, 2024	844,090	847,808
Small Business Administration, 4.99%, 2024	1,183,104	1,195,495
Small Business Administration, 5.18%, 2024	1,381,398	1,410,686
Small Business Administration, 5.09%, 2025	1,318,185	1,318,918
Small Business Administration, 5.11%, 2025	2,625,760	2,636,064
Small Business Administration, 5.39%, 2025	954,037	978,985

		$29,746,525

6

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
U.S. Treasury Obligations - 10.2%
U.S. Treasury Bonds, 8%, 2021	$320,000	$451,350
U.S. Treasury Bonds, 6%, 2026	2,999,000	3,632,539
U.S. Treasury Bonds, 6.75%, 2026	10,412,000	13,658,430
U.S. Treasury Bonds, 5.375%, 2031	20,139,000	23,292,002
U.S. Treasury Notes, 4.5%, 2009	16,770,000	17,262,619
U.S. Treasury Notes, 4.875%, 2009	42,481,000	44,386,018
U.S. Treasury Notes, 6.5%, 2010	10,736,000	11,692,170
U.S. Treasury Notes, 5.125%, 2011	42,134,000	46,390,208
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,967,625
U.S. Treasury Notes, 4%, 2012	1,910,000	2,051,011
U.S. Treasury Notes, 3.875%, 2013	6,631,000	7,075,483
U.S. Treasury Notes, 4.25%, 2013	2,533,000	2,764,136
U.S. Treasury Notes, 5.125%, 2016	10,937,000	12,459,638

		$187,083,229

Utilities - Electric Power - 1.3%
Bruce Mansfield Unit, 6.85%, 2034	$2,580,000	$2,700,899
EDP Finance B.V., 6%, 2018 (n)	2,070,000	2,114,491
Enel Finance International S.A., 6.25%, 2017 (n)	2,050,000	2,126,877
Exelon Generation Co. LLC, 6.95%, 2011	2,652,000	2,813,533
Exelon Generation Co. LLC, 6.2%, 2017	930,000	921,465
FirstEnergy Corp., 6.45%, 2011	2,246,000	2,351,018
MidAmerican Energy Holdings Co., 3.5%, 2008	1,030,000	1,029,791
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	565,344
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	2,934,898
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,515,164
Pacific Gas & Electric Co., 4.8%, 2014	425,000	428,682
PSEG Power LLC, 6.95%, 2012	1,177,000	1,259,060
PSEG Power LLC, 5.5%, 2015	911,000	903,635
System Energy Resources, Inc., 5.129%, 2014 (n)	716,972	716,348
Waterford 3 Funding Corp., 8.09%, 2017	1,948,203	1,963,340

		$24,344,545

Total Bonds		$746,480,416

SHORT-TERM OBLIGATIONS - 0.9%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$15,892,000	$15,892,000

COLLATERAL FOR SECURITIES LOANED - 2.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	43,313,826	$43,313,826

Total Investments		$1,869,805,729

OTHER ASSETS, LESS LIABILITIES - (2.4)%		(42,950,885)

NET ASSETS - 100.0%		$1,826,854,844

(a)	Non-income producing security.

(c)	Refunded bond.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,173,056, representing 1.6% of net assets.
(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040	3/01/06	$1,850,000	$1,332,000
KKR Private Equity Investors LP, IEU	5/03/06	1,895,250	936,254
Nomura Asset Securities Corp., FRN, 9.783%, 2027	7/16/07	2,809,521	2,861,258
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,562,756	1,486,100

Total Restricted Securities			$6,615,612
% of Net Assets			0.4%

7

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Portfolio

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically
and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
TBA	To Be Announced

Insurers
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Variable Insurance Trust II – Total Return Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,064,119,486	$805,686,243	$—	$1,869,805,729
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,827,478,368

Gross unrealized appreciation	$140,209,088
Gross unrealized depreciation	(97,881,727)

Net unrealized appreciation (depreciation)	$42,327,361

The aggregate cost above includes prior fiscal year end tax adjustments.

9

M F S
INVESTMENT MANAGEMENT

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.1%
Broadcasting - 0.9%
Grupo Televisa S.A., ADR	170,900	$4,142,615

Cable TV - 3.8%
Comcast Corp., “Special A”	371,950	$7,055,892
Net Servicos de Comunicacao S.A., IPS (a)	159,019	1,701,976
Time Warner Cable, Inc. (a)	315,000	7,868,700

		$16,626,568

Energy - Independent - 0.9%
Peabody Energy Corp.	13,100	$668,100
Talisman Energy, Inc.	126,400	2,238,289
XTO Energy, Inc.	19,150	1,184,619

		$4,091,008

Energy - Integrated - 1.7%
Marathon Oil Corp.	29,000	$1,322,400
OAO Gazprom, ADR	70,100	3,575,100
TOTAL S.A.	35,700	2,650,568

		$7,548,068

Engineering - Construction - 0.9%
Acciona S.A. (a)(l)	11,200	$2,998,991
Bouygues S.A.	16,900	1,073,366

		$4,072,357

Internet - 0.5%
Iliad S.A. (l)	22,421	$2,230,517

Natural Gas - Distribution - 9.0%
AGL Resources, Inc.	89,060	$3,056,539
Equitable Resources, Inc.	229,900	13,541,110
Gaz de France (l)	27,800	1,677,900
MDU Resources Group, Inc.	181,200	4,448,460
Questar Corp.	95,400	5,395,824
Sempra Energy	217,600	11,593,728

		$39,713,561

Natural Gas - Pipeline - 5.1%
El Paso Corp.	571,100	$9,503,104
Enagas S.A.	117,074	3,497,957
Williams Cos., Inc.	288,617	9,518,589

		$22,519,650

Network & Telecom - 0.1%
Hrvatska Telekomunikacije dd, GDR (a)(z)	5,890	$403,465

Oil Services - 2.3%
Halliburton Co.	119,100	$4,684,203
Noble Corp.	69,400	3,447,098
Schlumberger Ltd.	20,600	1,792,200

		$9,923,501

Telecommunications - Wireless - 12.7%
America Movil S.A.B. de C.V., “L”, ADR	152,000	$9,680,880
Cellcom Israel Ltd.	223,220	7,015,805
Hutchison Telecommunications International Ltd.	2,162,000	3,083,650
Mobile TeleSystems OJSC, ADR	28,500	2,161,725
MTN Group Ltd.	177,600	2,693,314
NII Holdings, Inc. “B” (a)	173,300	5,507,474
Philippine Long Distance Telephone Co.	27,200	1,817,609
Philippine Long Distance Telephone Co., ADR	26,500	1,761,190
Rogers Communications, Inc., “B”	320,200	11,495,876
Tim Participacoes S.A., ADR (l)	79,300	2,560,597
Turkcell Iletisim Hizmetleri A.S.	105,200	890,408
Turkcell Iletisim Hizmetleri A.S., ADR	31,500	658,035
Vodafone Group PLC	2,298,100	6,876,541

		$56,203,104

Telephone Services - 16.3%
AT&T, Inc.	350,200	$13,412,660
Bharti Tele-Ventures Ltd. (a)	72,700	1,503,738
Deutsche Telekom AG	27,000	449,593
Embarq Corp.	196,200	7,867,620
France Telecom S.A.	61,900	2,081,007
Megacable Holdings (a)	644,810	1,726,883
Qwest Communications International, Inc. (l)	1,125,600	5,098,968
Royal KPN N.V.	350,800	5,924,432
Telecom Argentina S.A., ADR (a)(l)	177,000	3,748,860
Telefonica S.A.	291,700	8,379,366
Telenor A.S.A.	344,500	6,593,204
Telkom SA Ltd.	96,100	1,554,520
TELUS Corp.	117,180	4,928,317
Verizon Communications, Inc.	163,700	5,966,865
Windstream Corp.	244,855	2,926,017

		$72,162,050

Utilities - Electric Power - 41.9%
AES Corp. (a)	420,300	$7,006,401
AES Tiete S.A., IPS	101,313,500	3,377,406
Allegheny Energy, Inc.	60,700	3,065,350
American Electric Power Co., Inc.	227,700	9,479,151
CEZ AS	88,500	6,751,100
CMS Energy Corp.	545,900	7,391,486
Constellation Energy Group, Inc.	38,500	3,398,395
Dominion Resources, Inc.	134,800	5,505,232
DPL, Inc. (l)	236,600	6,066,424
DTE Energy Co.	79,300	3,083,977
Dynegy, Inc. (a)	529,698	4,179,317
E.ON AG	63,900	11,826,441
Edison International	186,100	9,122,622
Electricite de France	37,000	3,218,366
Eletropaulo Metropolitana S.A., IPS	77,360,000	6,093,946
Energias de Portugal S.A.	37,900	229,707
Enersis S.A., ADR (l)	163,700	2,894,216
Entergy Corp., “A”, IEU	60,860	3,971,724
FirstEnergy Corp.	46,700	3,204,554
Fortum Corp.	17,300	704,754
FPL Group, Inc.	86,800	5,445,832
Iberdrola S.A. (l)	161,336	2,500,611
International Power PLC	889,900	7,023,218
Northeast Utilities	237,500	5,828,250
NRG Energy, Inc. (a)	397,200	15,486,828
Oesterreichische
Elektrizitaetswirtschafts AG (Verbund), “A” (l)	31,900	2,270,253
Pepco Holdings, Inc.	181,900	4,496,568
PG&E Corp.	195,800	7,209,356

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Portland General Electric Co.	65,110	$1,468,231
Public Service Enterprise Group, Inc.	232,800	9,356,232
Red Electrica de Espana	78,100	4,780,377
Reliant Energy, Inc. (a)	284,800	6,735,520
Scottish & Southern Energy PLC	46,600	1,297,373
SUEZ S.A.	14,700	964,497
United Utilities PLC	83,900	1,148,782
Veolia Environnement S.A. (l)	46,804	3,262,236
Wisconsin Energy Corp.	20,400	897,396
Xcel Energy, Inc.	233,600	4,660,320

		$185,402,449

Total Common Stocks		$425,038,913

BONDS - 0.0%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, 3.794%, 2023 (i)(n)	$802,642	$66,459

Utilities - Electric Power - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$191,000	$12,893

Total Bonds		$79,352
CONVERTIBLE PREFERRED STOCKS - 2.3%
Natural Gas - Pipeline - 0.8%
El Paso Corp., 4.99%	2,620	$3,556,650

Utilities - Electric Power - 1.5%
NRG Energy, Inc., 5.75%	20,050	$6,773,141

Total Convertible Preferred Stocks		$10,329,791

CONVERTIBLE BONDS - 0.9%
Energy - Independent - 0.5%
Peabody Energy Corp., 4.75%, 2066	$1,950,000	$2,213,250

Telecommunications - Wireless - 0.4%
NII Holdings, Inc., 3.125%, 2012	$2,058,000	$1,633,538

Total Convertible Bonds		$3,846,788

COLLATERAL FOR SECURITIES LOANED - 5.6%
Morgan Stanley, Repurchase Agreement, 2.25%, dated 3/31/08, due 4/1/08, total to be received $234,703,369 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	24,675,434	$24,675,434

Total Investments		$463,970,278

OTHER ASSETS, LESS LIABILITIES - (4.9)%		(21,573,756)

NET ASSETS - 100.0%		$442,396,522

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $66,459, representing 0.02% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Hrvatska Telekomunikacije dd, GDR	10/02/07	$304,866	$403,465
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound
MFS	Utilities Portfolio

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Utilities Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$427,600,299	$36,369,979	$—	$463,970,278
Other Financial Instruments	(1,592,476)	—	—	(1,592,476)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$448,016,126

Gross unrealized appreciation	$49,042,644
Gross unrealized depreciation	(33,088,492)

Net unrealized appreciation (depreciation)	$15,954,152

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	EUR	2,736,369	4/14/08-5/14/08	$4,212,312	$4,314,220	$101,908
Buy	GBP	552,453	4/4/08-4/14/08	1,083,234	1,094,584	11,350
Sell	GBP	436,264	4/4/08-4/14/08	876,426	864,255	12,171

						$125,429

Depreciation
Buy	EUR	382,557	5/14/08	$603,787	$602,755	$(1,032)
Sell	EUR	29,379,753	4/14/08-5/14/08	44,810,135	46,304,636	(1,494,501)
Buy	GBP	239,507	4/14/08	475,814	474,445	(1,369)
Sell	GBP	5,915,586	4/4/08-4/14/08	11,497,603	11,718,606	(221,003)

						$(1,717,905)

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

3

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	60.4%
Spain	5.0%
Canada	4.2%
France	3.9%
United Kingdom	3.7%
Mexico	3.5%
Brazil	3.1%
Germany	2.8%
Israel	1.6%
Other Countries	11.8%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 7.7%
Lockheed Martin Corp.	144,370	$14,335,941
Northrop Grumman Corp.	70,840	5,512,060
Raytheon Co.	15,530	1,003,393
United Technologies Corp.	86,630	5,961,877

		$26,813,271

Alcoholic Beverages - 1.1%
Diageo PLC	195,739	$3,943,510

Apparel Manufacturers - 1.7%
NIKE, Inc., “B”	89,390	$6,078,520

Automotive - 0.5%
Johnson Controls, Inc.	50,670	$1,712,646

Broadcasting - 2.3%
Omnicom Group, Inc.	71,420	$3,155,336
Walt Disney Co.	112,470	3,529,309
WPP Group PLC	124,920	1,488,738

		$8,173,383

Brokerage & Asset Managers - 3.5%
Franklin Resources, Inc.	35,670	$3,459,633
Goldman Sachs Group, Inc.	31,860	5,269,325
Lehman Brothers Holdings, Inc.	35,480	1,335,467
Merrill Lynch & Co., Inc.	52,380	2,133,961

		$12,198,386

Business Services - 2.5%
Accenture Ltd., “A”	148,820	$5,233,999
Automatic Data Processing, Inc.	17,490	741,401
Visa, Inc., “A” (a)	43,870	2,735,733

		$8,711,133

Chemicals - 1.9%
3M Co.	20,520	$1,624,158
PPG Industries, Inc.	81,410	4,926,119

		$6,550,277

Computer Software - 1.9%
Oracle Corp. (a)	347,410	$6,795,340

Computer Software - Systems - 2.4%
Hewlett-Packard Co.	68,340	$3,120,404
International Business Machines Corp.	44,660	5,142,152

		$8,262,556

Construction - 2.7%
Masco Corp.	230,150	$4,563,875
Sherwin-Williams Co. (l)	40,570	2,070,693
Toll Brothers, Inc. (a)(l)	117,360	2,755,613

		$9,390,181

Consumer Goods & Services - 1.5%
Procter & Gamble Co.	73,900	$5,178,173

Containers - 0.1%
Smurfit-Stone Container Corp. (a)	60,030	$462,231

Electrical Equipment - 1.4%
Rockwell Automation, Inc.	36,660	$2,105,017
W.W. Grainger, Inc. (l)	38,380	2,931,848

		$5,036,865

Electronics - 1.8%
Intel Corp.	289,650	$6,134,787

Energy - Independent - 4.0%
Apache Corp.	38,920	$4,702,314
Devon Energy Corp.	56,110	5,853,956
EOG Resources, Inc.	28,600	3,432,000

		$13,988,270

Energy - Integrated - 10.7%
Chevron Corp.	35,485	$3,029,000
ConocoPhillips	60,620	4,619,850
Exxon Mobil Corp.	119,132	10,076,185
Hess Corp.	68,970	6,081,775
Marathon Oil Corp.	45,010	2,052,456
Royal Dutch Shell PLC, ADR	25,360	1,749,333
TOTAL S.A., ADR	131,470	9,730,095

		$37,338,694

Food & Beverages - 4.2%
General Mills, Inc.	53,620	$3,210,766
Kellogg Co.	79,840	4,196,390
Nestle S.A.	9,737	4,863,844
PepsiCo, Inc.	32,438	2,342,024

		$14,613,024

Food & Drug Stores - 1.1%
CVS Caremark Corp.	96,308	$3,901,437

Gaming & Lodging - 1.2%
Royal Caribbean Cruises Ltd. (l)	125,820	$4,139,478

General Merchandise - 1.2%
Macy’s, Inc.	187,710	$4,328,593

Health Maintenance Organizations - 1.3%
UnitedHealth Group, Inc.	57,000	$1,958,520
WellPoint, Inc. (a)	58,700	2,590,431

		$4,548,951

Insurance - 9.1%
Allstate Corp.	226,870	$10,903,372
Aon Corp.	25,510	1,025,502
Chubb Corp.	43,580	2,156,338
Genworth Financial, Inc., “A”	135,700	3,072,248
Hartford Financial Services Group, Inc.	42,250	3,201,283
MetLife, Inc.	153,330	9,239,666
Prudential Financial, Inc.	30,530	2,388,973

		$31,987,382

Machinery & Tools - 1.2%
Eaton Corp.	13,210	$1,052,441
Ingersoll-Rand Co. Ltd., “A” (a)	53,960	2,405,537
Timken Co.	27,780	825,622

		$4,283,600

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 7.3%
Bank of America Corp.	195,614	$7,415,727
Bank of New York Mellon Corp.	147,715	6,164,147
PNC Financial Services Group, Inc.	56,660	3,715,196
State Street Corp.	54,080	4,272,320
SunTrust Banks, Inc.	70,400	3,881,856

		$25,449,246

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	15,460	$372,431

Other Banks & Diversified Financials - 2.9%
American Express Co.	46,690	$2,041,287
Citigroup, Inc.	172,640	3,697,949
UBS AG (l)	149,430	4,340,983

		$10,080,219

Pharmaceuticals - 7.2%
Abbott Laboratories	28,760	$1,586,114
GlaxoSmithKline PLC	76,750	1,622,361
Johnson & Johnson	126,480	8,204,758
Merck & Co., Inc.	146,810	5,571,440
Pfizer, Inc.	101,500	2,124,395
Wyeth	141,450	5,906,952

		$25,016,020

Railroad & Shipping - 0.9%
Burlington Northern Santa Fe Corp.	35,470	$3,271,043

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	24,807	$2,282,244
Praxair, Inc.	16,840	1,418,433

		$3,700,677

Specialty Stores - 0.7%
Advance Auto Parts, Inc.	20,910	$711,986
Staples, Inc.	77,070	1,704,018

		$2,416,004

Telecommunications - Wireless - 0.9%
Vodafone Group PLC	1,094,897	$3,276,230

Telephone Services - 3.4%
AT&T, Inc.	206,200	$7,897,460
Embarq Corp.	54,464	2,184,006
Verizon Communications, Inc.	51,040	1,860,408

		$11,941,874

Tobacco - 3.0%
Altria Group, Inc.	118,190	$2,623,818
Philip Morris International, Inc. (a)	155,690	7,874,800

		$10,498,618

Utilities - Electric Power - 4.3%
Dominion Resources, Inc.	103,138	$4,212,156
Entergy Corp.	25,710	2,804,447
FPL Group, Inc.	46,460	2,914,900
PG&E Corp.	46,350	1,706,607
PPL Corp.	25,070	1,151,214
Public Service Enterprise Group, Inc.	58,200	2,339,058

		$15,128,382

Total Common Stocks		$345,721,432

SHORT-TERM OBLIGATIONS - 1.9%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$6,690,000	$6,690,000

COLLATERAL FOR SECURITIES LOANED - 3.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	11,569,919	$11,569,919

Total Investments		$363,981,351

OTHER ASSETS, LESS LIABILITIES - (4.0)%		(13,949,123)

NET ASSETS - 100.0%		$350,032,228

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust II – Value Portfolio

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$345,721,432	$18,259,919	$—	$363,981,351
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$303,427,450

Gross unrealized appreciation	$80,429,705
Gross unrealized depreciation	(19,875,804)

Net unrealized appreciation (depreciation)	$60,553,901

The aggregate cost above includes prior fiscal year end tax adjustments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.